As filed with the Securities and Exchange Commission on August 15, 2017
File No. 333-217181
File No. 811-23219
UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-2
AMENDMENT NO. 1
Registration Statement under the Securities Act of 1933	[X]
Pre-Effective Amendment No. 2	[X]
Post-Effective Amendment No.___	[X]
and/or
Registration Statement under the Investment Company Act of 1940	[X]
Amendment No. 2	[X]

(Check appropriate box or boxes)

USQ CORE REAL ESTATE FUND
(Exact Name of Registrant as Specified in Charter)

235 Whitehorse Lane, Suite 200
Kennett Square, PA 19348
(Address of Principal Executive Offices)

(610) 925-3120
(Registrant's Telephone Number, including Area Code)

Please send copies of all communications to:
S. Timothy Grugeon 235 Whitehorse Lane, Suite 200 Kennett Square, PA 19348 (Name and Address of Agent for Service)	Prufesh R. Modhera, Esquire Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036-2652

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such dates as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
Title of Securities Being Registered	Amount Being Registered(1)	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price(1)	Amount of Registration Fee
Shares of Beneficial Interest	10,000,000 Shares	$25.00	$250,000,000	$28,975.00(2)
(1) Estimated solely for the purpose of calculating the registration fee, in accordance with Rule 457(o) of the Securities Act of 1933.
(2) A filing fee of $115.90 was previously paid in connection with the initial filing of this registration statement on April 6, 2017.

PRELIMINARY PROSPECTUS

Subject to completion, dated [____], 2017

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
USQ Core Real Estate Fund
Shares of Beneficial Interest
Class I Shares ( USQIX ) & Class IS Shares ( USQSX )

Prospectus
[________], 2017
The Fund.  The USQ Core Real Estate Fund (the "Fund") is a Delaware statutory trust that is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company.  The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act.
Investment Objective.  The Fund's investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund's investment objective is non-fundamental and may be changed by the Board without shareholder approval.

Summary of Investment Strategy.  The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds ("Private Investment Funds") as well as a broad set of public real estate securities, including exchange traded funds ("ETFs"), index mutual funds ("Index Funds") and closed-end funds and mutual funds (collectively with ETFs and Index Funds, "Public Investment Funds"), that invest principally, directly or indirectly, in real estate. It is intended that the majority of the Fund's total return will be derived from portfolio income with the balance derived from appreciation.  Under normal market conditions, the Fund operates as a "fund-of-funds," and the Adviser executes its investment strategy by investing, between 70% and 90% of the Fund's total assets, in a concentrated portfolio of "core" Private Investment Funds included in the National Council of Real Estate Investment Fiduciaries Fund Index – Open End Diversified Core Equity (the "NFI-ODCE Index"). Under normal circumstances, at least 80% of the Fund's net assets plus borrowings for investment purposes will be invested in real estate securities.  The Fund defines "real estate securities" to include: (i) the following types of securities issued by Private Investment Funds and/or Public Investment Funds that invest principally, directly or indirectly, in real estate: common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt; (ii) publicly traded real estate investment trusts ("Public REITs"); (iii) non-traded unregistered real estate investment trusts; (iv) mortgage-backed securities; (v) real estate operating companies; and (vi) ETFs, Index Funds, and other investment vehicles such as closed-end funds, mutual funds and unregistered investment funds that invest principally, directly or indirectly, in real estate.  For purposes of its 80% investment policy, the Fund may also invest in real estate-linked derivatives, including swap agreements, options, futures, options on futures and structured notes. The Fund may also invest in high yield securities, commonly referred to as "junk bonds."  For more information, see the "PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES" section of this Prospectus.  Investing in the Fund involves substantial risks, including the risks set forth in the "RISK FACTORS" section of this Prospectus. As a result, the Fund is suitable only for investors who can bear the risks associated with limited liquidity of the Fund and should be viewed as a long-term investment.
Distributions. The Fund's distribution policy is to make quarterly distributions to shareholders.  All or a portion of a distribution may consist solely of a return of capital and not a return of net profit.
Shares Not Listed on an Exchange.  The Fund has no plans to list its shares on any securities exchange, and no secondary market currently exists or will likely develop for Fund shares.  This means that you may not be able to freely sell your shares, except through the Fund's quarterly repurchase offers, discussed below.  There is no guarantee that an investor will be able to sell all the shares that the investor desires to sell in the repurchase offer.

The Adviser.  The Fund's investment adviser is Union Square Capital Partners, LLC (the "Adviser"), a registered investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a newly formed investment adviser and, as a result, has not previously served as investment adviser to a registered investment company.
The Offering.  Shares of beneficial interest in the Fund ("shares") are offered for purchase in a continuous offering at their net asset value ("NAV") per share next determined after an order is accepted, without any load or sales charge. The Fund has registered 10,000,000 shares and is authorized as a Delaware statutory trust to issue an unlimited number of shares.  The minimum initial investment in the Fund's Class IS Shares is $2,500, with a minimum subsequent investment of $100.  The minimum initial investment in the Fund's Class I Shares is $25,000, with a minimum subsequent investment of $100. Such minimum investment values will be subject to waiver in the Adviser's sole discretion. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor (as defined below) and/or an officer of the Fund or Adviser reserves the right to waive the investment minimums under certain circumstances.  The Fund may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing shareholders will be permitted. The Fund may re-open or close to new investments at any time at the discretion of the Adviser, subject to approval by the Fund's Board of Trustees (the "Board").  The Fund's shares will be offered through Quasar Distributors LLC (the "Distributor").  The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use its best efforts to sell the shares.
Use of Proceeds.  The proceeds of this offering of shares will be up to $ 250,000,000 . There is no assurance that the Fund will raise such amount. The net proceeds of the continuous offering of shares will be invested in accordance with the Fund's investment objective and policies as soon as practicable after receipt. The Fund expects that proceeds typically will be invested in Public Investment Funds on the next business day, while investments in Private Investment Funds will be made within a period not expected to exceed three months. No arrangements have been made to place such proceeds in escrow, trust or a similar account.  Costs incurred in connection with the organization and initial offering of the Fund will be borne by the Adviser.  Thereafter, the Fund will bear the costs associated with its continuous offering of shares.  The estimated expenses of ongoing issuance and distribution for the Fund's shares are included as Other Expenses under the "SUMMARY OF FUND EXPENSES" section of this Prospectus. Pending investment of the net proceeds in accordance with the Fund's investment objective and policies, the Fund may deviate from its investment objective and invest all or a portion of its assets in certain short-term investments, including money market funds or high quality, short-term debt securities, or hold cash. The Fund may be prevented from achieving its investment objective during any time in which the Fund's assets are not substantially invested in accordance with its principal investment strategies.

Periodic Offers to Repurchase Shares.  The Fund's shares are not redeemable each business day.  Instead, at the end of each fiscal quarter, the Fund will make an offer to repurchase a stated amount of the Fund's outstanding shares (a "Repurchase Offer").  In all cases each Repurchase Offer will be for at least 5% and not more than 25% of the Fund's outstanding shares, as required by Rule 23c-3 under the 1940 Act.  The Fund will repurchase shares at a price equal to the NAV per share on the repurchase pricing date.  The Fund offers to purchase only a portion of its shares each quarter, and there is no guarantee that investors will be able to sell all of their shares that they desire to sell in any particular Repurchase Offer. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder. For more details about the Fund's periodic offers to repurchase shares, see the "PERIODIC OFFERS TO REPURCHASE SHARES" section of this Prospectus.
This Prospectus sets forth important information about the Fund that you should know before investing. You should read it carefully before you invest, and keep it for future reference.  Additional information about the Fund is contained in a Statement of Additional Information ("SAI") dated [_____], 2017 which has been filed with the U.S. Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus.  The SAI's table of contents is at the end of this Prospectus.  The Fund's financial statements will be contained in the Annual and Semi-Annual Reports of the Fund as they become available.
To obtain the SAI, or the Fund's Annual and Semi-Annual Reports as they become available, free of charge, or to make inquiries or request additional information about the Fund, please contact us by telephone at (833) USQ-FUND or by mail at USQ Funds, c/o U.S. Bancorp Fund Services LLC , P.O. Box 701 , Milwaukee, Wisconsin, 53201-0701 .  You also may obtain these materials free of charge on the Fund's website at USQFunds .com.  Reports
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and other information about the Fund are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov.
Neither the SEC nor any state securities commission has approved or disapproved these securities or passed upon the adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.
Use of Proceeds

	Class I Shares	Class IS Shares	Total(2)
Price to Public(1)	$ 25.00	$ 25.00	$ 250,000,000
Sales Load	None	None	None
Proceeds to Fund	$ 25.00	$ 25.00	$ 250,000,000

(1)
Shares are offered on a continuous basis at a price equal to the Fund's NAV per share, which initially is $ 25.00 per share.  Shares are offered on a best efforts basis, meaning that the Fund will commence operations regardless of the number of shares sold.

(2)
Assumes sale of all Shares currently registered at the NAV. There is no assurance that the Fund will raise such amount. The Shares are initially offered at an NAV per share of $ 25.00 as of the date that the Fund's registration statement on Form N-2 is declared by the SEC to be effective and, thereafter, at the NAV per share as of the date that the request to purchase shares is received and accepted by or on behalf of the Fund.

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TABLE OF CONTENTS

PROSPECTUS SUMMARY	1
SUMMARY OF FUND EXPENSES	8
FINANCIAL HIGHLIGHTS	9
PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES	9
RISK FACTORS	12
MANAGEMENT OF THE FUND	22
ESTIMATED FUND EXPENSES	24
CONFLICTS OF INTEREST	25
PERFORMANCE	25
CONTINUOUS OFFERING	25
USE OF PROCEEDS FROM SALES OF SHARES	25
DETERMINATION OF NET ASSET VALUE	25
DISTRIBUTION OF FUND SHARES	26
SHAREHOLDER SERVICING EXPENSES	27
REVENUE SHARING	27
INVESTOR SUITABILITY	27
PURCHASING FUND SHARES	27
PERIODIC OFFERS TO REPURCHASE SHARES	28
MARKET TIMING POLICY	31
DIVIDENDS, DISTRIBUTIONS AND TAXES	32
CAPITAL STRUCTURE	35
COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS	35
OTHER INFORMATION ABOUT THE FUND	36
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION	37
APPENDIX A	A-1

PROSPECTUS SUMMARY

The following summary highlights information contained elsewhere in this Prospectus.  This summary is not complete and does not contain all of the information that you should consider before investing in the shares.  You should read the entire prospectus, including "Risk Factors" before making a decision to invest.

About the Fund
The USQ Core Real Estate Fund (the "Fund") is a Delaware statutory trust that is registered under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, closed-end management investment company.  The Fund operates as an interval fund pursuant to Rule 23c-3 under the 1940 Act.
The Fund's shares are not redeemable each business day.  Without a secondary market, shares are not liquid, which means that they are not readily marketable.  To provide shareholders with an opportunity to sell their shares at net asset value ("NAV"), the Fund will make quarterly repurchase offers, which are quarterly offers by the Fund to repurchase a designated percentage of the outstanding shares owned by the Fund's shareholders ("Repurchase Offers").  The Fund offers to purchase only a portion of its shares each quarter, and there is no guarantee that investors will be able to sell all of their shares that they desire to sell in any particular Repurchase Offer.  As a result, an investment in the Fund may not be suitable for investors that require liquidity.  See "PERIODIC OFFERS TO REPURCHASE SHARES" below.

Investment Objective
The Fund's primary investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets. The Fund's investment objective is non-fundamental and may be changed by the Board without shareholder approval.

Principal Investment Strategies of the Fund
The Fund pursues its investment objective by strategically investing across private institutional real estate investment funds ("Private Investment Funds"), as well as a broad set of public real estate securities, including exchange traded funds ("ETFs"), index mutual funds ("Index Funds") and closed-end funds and mutual funds (collectively with ETFs and Index Funds, "Public Investment Funds"), that invest principally, directly or indirectly, in real estate.  This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across different investment managers and strategies as well as providing investment exposure across property types and geographies.  It is intended that the majority of the Fund's total return will be derived from portfolio income with the balance derived from appreciation.
Under normal circumstances, at least 80% of the Fund's net assets plus borrowings for investment purposes will be invested in real estate securities (as defined below).  The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and Public Investment Funds.  The Fund may invest in other income producing equity and debt securities, including debt securities of any duration, maturity, or credit quality, including high yield securities, commonly referred to as "junk bonds."  The Fund may also invest in real estate-linked derivatives, including swap agreements, options, futures, options on futures and structured notes, to achieve its objective.  Investments in derivatives may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.  The value of real estate-linked derivatives may be affected by risks similar to those associated with direct ownership of real estate.
In certain circumstances or market environments, such as limited availability of suitable investment opportunities, or as a temporary defensive measure in response to adverse market, economic, political or other conditions, the Fund may reduce its investment in real estate securities and hold a larger position in cash or cash equivalents.  For more information, see the "ADDITIONAL INFORMATION REGARDING INVESTMENT STRATEGY" section of this Prospectus.
The Fund concentrates its investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its total assets in real estate securities.  The Fund defines "real estate securities" to include: (i) the following types of securities issued by Private Investment Funds and/or Public Investment Funds that invest principally, directly or indirectly, in real estate: common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt; (ii) publicly traded real estate investment trusts ("Public REITs"); (iii) non-traded unregistered real estate investment trusts ("Private REITs"); (iv) mortgage-backed securities; (v) real estate operating companies ("REOCs"); and (vi) ETFs, Index Funds and other investment vehicles such as closed-end funds, mutual funds and unregistered investment funds that invest principally, directly or indirectly, in real estate.  For purposes of the Fund's
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80% investment policy, the Adviser considers an issuer, including a Private Investment Fund or Public Investment Fund, to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.  The Fund's investments in derivatives will be counted for purposes of the 80% investment policy so long as the underlying assets of such derivatives are one or more real estate securities or indices thereof.  For purposes of the Fund's 80% policy, derivative instruments will be valued at their market value, or in cases where market value is not available, at fair value, as determined in accordance with the valuation policies and procedures adopted by the Board.
A number of Private Investment Funds in which the Fund may invest may charge a performance fee.  Shareholders will pay a pro rata share of asset-based and performance fees associated with the Fund's underlying investments, including its Private Investment Funds, Public Investment Funds, Public REITs, Private REITs, and REOCs (together, the "Underlying Funds" and each, an "Underlying Fund").
The Fund may invest up to 15% of its total assets in Private Investment Funds that would be investment companies under the 1940 Act but for the exemptions provided by Sections 3(c)(1) or 3(c)(7) of the 1940 Act.
Principal Risks of Investing in the Fund

Risks Relating to the Fund's Investments

Real Estate Industry Concentration Risk.  The Fund will not invest in real estate directly, but, because the Fund will concentrate its investments in securities of real estate investment trusts ("REITs") and other real estate industry issuers, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  The value of companies engaged in the real estate industry is affected by: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates and leverage. There are also special risks associated with particular real estate sectors, or real estate operations generally.

Current Conditions.  Recent instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all.  In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards.  There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.

Development Issues.  Real estate development companies are affected by construction delays and insufficient tenant demand to occupy newly developed properties.

Lack of Insurance.  Certain of the companies in the Fund's portfolio may fail to carry comprehensive liability, fire, flood, wind or earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles.

Dependence on Tenants.  The ability of real estate companies to make distributions to shareholders depends upon the ability of the tenants at their properties to generate enough income in excess of tenant operating expenses to make their lease payments.

Financial Leverage.  Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.

Environmental Issues.  Owners of properties that may contain hazardous or toxic substances may be responsible for removal or remediation costs.

Financing Issues.  Financial institutions in which the Fund may invest are subject to extensive government regulation.  This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

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Interest Rate Risk.  Rising interest rates may cause the value of the Fund's portfolio to decline.  Rising interest rates could result in higher costs of capital for real estate companies, which could negatively impact a real estate company's ability to meet its payment obligations. Additionally, real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company's operations and market value in periods of rising interest rates.   Increases in interest rates also typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly.

Mortgage-Backed Securities Risk. Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.  Since September 2008, the Federal Housing Finance Agency, an agency of the U.S. government, has acted as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term.

REIT Risk.  Share prices of REITs may decline because of adverse developments affecting the real estate industry and real property values.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.  Qualification as a REIT under the Internal Revenue Code of 1986, as amended (the "Code") in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT.  An entity that fails to qualify as a REIT would be taxed as a corporation, and thus, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.  Dividends paid by REITs may not receive preferential tax treatment afforded other dividends.

REOC Risk.  REOCs, like REITs, expose the Fund to the risks of the real estate market.  These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures or operating expenses; and other economic, political, or regulatory occurrences affecting the real estate industry.  REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended.  REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type.  In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.

Underlying Funds Risk.  The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities.  The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.

Use of Leverage by Underlying Funds.  In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage, subject to the limitations of their charters and operative documents.  In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject.  In that regard, the Fund intends to limit any borrowing to an amount that does not exceed 33 1/3% of the Fund's gross asset value.  Notwithstanding the foregoing, the Fund has no current intent to borrow.  Leverage by Underlying Funds and/or the Fund has the effect of potentially increasing losses.

Private Investment Fund Risk.  The Fund's investment in Private Investment Funds will require it to bear a pro rata share of the vehicles' expenses, including management and performance fees.  The fees the Fund pays to invest in a Private Investment
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Fund may be higher than if the manager of the Private Investment Fund managed the Fund's assets directly.  The performance fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of a performance fee.  Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle, and also may employ leverage such that their returns are more than one times that of their benchmark which could amplify losses suffered by the Fund when compared to unleveraged investments.  Shareholders of the Private Investment Funds are not entitled to the protections of the 1940 Act.  For example, Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, the funds may leverage to an unlimited extent, and the funds may engage in joint transactions with affiliates.  The majority of Private Investment Funds permit redemptions only quarterly (the others are more frequent) and these withdrawal limitations restrict the Adviser's ability to terminate investments in Private Investment Funds. If values are falling, the Fund will not be able to sell its Private Investment Funds and the value of Fund shares will decline. These characteristics present additional risks for shareholders.

Valuation of Private Investment Funds.  The Private Investment Funds are not publicly traded and the Fund may consider information provided by the institutional asset manager to determine the estimated value of the Fund's investment therein.  The valuation provided by an institutional asset manager as of a specific date may vary from the actual sale price that may be obtained if such investment were sold to a third party.  To determine the estimated value of the Fund's investment in Private Investment Funds, the Adviser considers, among other things, information provided by the Private Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser's ability to value accurately the Fund's shares.  Private Investment Funds that invest primarily in publicly traded securities are more easily valued.

Preferred Securities Risk.  Preferred securities are subject to credit risk and interest rate risk.  Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise.  Securities with longer maturities tend to be more sensitive to interest rate changes.  Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time.  In bankruptcy, creditors are generally paid before the holders of preferred securities.

Convertible Securities Risk.  Convertible securities are typically issued as bonds or preferred shares with the option to convert to equities.  As a result, convertible securities are a hybrid that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  The market value of bonds and preferred shares tend to decline as interest rates increase.  Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments as due.  In addition, the Fund may invest in fixed-income and preferred securities rated less than investment grade that are sometimes referred to as high yield or "junk bonds."  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Convertible securities may have characteristics similar to common stocks especially when their conversion value is higher than their value as a bond.  The price of equity securities into which a convertible security may convert may fall because of economic or political changes.  Stock prices in general may decline over short or even extended periods of time.  Additionally, the value of the embedded conversion option may be difficult to value and evaluate because the option does not trade separately from the convertible security.

Fixed Income Risk.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  Fixed income securities are also subject to default risk.

High Yield Securities Risk.  Issuers of lower-rated or "high yield" debt securities (commonly referred to as "junk bonds") are not as strong financially as those issuing higher credit quality debt securities. High yield debt securities are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high yield debt securities generally fluctuate more than those of higher credit quality. High yield debt securities are generally more illiquid (harder to sell) and harder to value.

Derivatives Risk.  Derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. Some
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derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

Other Risks of Investing in the Fund

Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund's financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.

Lack of Operating History: The Fund is a non-diversified, closed-end management investment company with no operating history.  In addition, the Adviser is newly formed and has no prior investment track-record.  If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.  If the Fund fails to achieve its estimated size and the expense limitation is not renewed, expenses will be higher than expected.

Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund's assets among the various Private Investment Funds, Public Investment Funds, Public REITs, Private REITs, and REOCs in which the Fund invests and, with respect to each such asset class, among equity and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns.

Lack of Control Over Private Investment Funds and Other Portfolio Investments.  Once the Adviser has selected a Private Investment Fund, Public Investment Fund, Private REIT or Public REIT, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Fund and the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund's investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund).  The Adviser may reallocate the Fund's investments among the Underlying Funds, but the Adviser's ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser's ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate, could adversely affect the Adviser's ability to manage the Fund's investment portfolio in accordance with its investment objective.

Issuer and Non-Diversification Risk.  The value of a specific security can perform differently from the market as a whole for reasons related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's properties and services.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company because as a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.

Liquidity Risk.  There currently is no secondary market for the Fund's shares and the Adviser does not expect that a secondary market will develop.  Limited liquidity is provided to shareholders only through the Fund's quarterly Repurchase Offers for no less than 5% of the Fund's shares outstanding at net asset value.  There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly Repurchase Offer.  The Fund's investments also are subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Management Risk.  The judgments of the Adviser regarding the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.

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Market Risk.  An investment in the Fund's shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in the Fund's shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.

Not a Complete Investment Program: An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund's investment objective and other characteristics, as well as the investor's other investments, when considering an investment in the Fund.

Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem.  Because the Fund allocates its investments among different real estate asset classes, the Fund is subject to correlation risk.

Repurchase Offer Risk:  The Fund's NAV may decline as a result of the Fund's having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund's NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund's transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.

During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period. The Fund is required to maintain liquid assets equal to at least the number of shares that the Fund will offer to repurchase between 5% and 25% of the Fund's shares outstanding, as required by Rule 23c-3 under the 1940 Act. Accordingly, due to a Repurchase Offer, the Fund's NAV per share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per share for non-tendering shareholders. In addition, shareholders may not be able to liquidate all shares of the Fund they have tendered during a Repurchase Offer if the total amount of shares tendered by shareholders exceeds the number of shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder.  Therefore, the Fund is designed primarily for long-term investors.

Distribution Policy Risk.  The Fund's distribution policy is to make quarterly distributions to shareholders.  All or a portion of a distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net profit.  Shareholders should not assume that the source of a distribution from the Fund is net profit.  Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

Fund Liquidity Risk: Your investment in the Fund may be illiquid. Unlike traditional listed closed-end funds, the Fund has not listed its shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for its shares. Even if a secondary market develops, there can be no assurances that such a market will be efficient.  An investment in the Fund is not suitable for investors who need access to the money they invest.
Borrowing and Leverage Risk: The Fund has no current intent to borrow or use leverage.  Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There is no guarantee that the Fund will use leverage in the future, or that the Fund's leveraging strategy will be successful.  Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater volatility in the Fund's NAV, market price and the level of the Fund's distributions. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code. The Fund will also have to pay interest or dividends on its leverage, which may reduce the return on Fund shares. This interest expense may be greater than the Fund's return on the underlying investment.

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Cyber Security Risk.  As all financial services firms continue to face increased security threats, the Fund will face greater operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss.

Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds. The Underlying Funds trade independently of each other and may pursue investment strategies that "compete" with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit).  Also, the Fund's investments in any particular Underlying Fund could increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry.  This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser's strategy.

Risks Associated with Debt Financing

Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, will cause the Fund to incur additional expenses and magnify the Fund's gains or losses.

Credit Risk.  Issuers of debt securities may not make scheduled interest and principal payments, resulting in losses to the Fund.  In addition, the credit quality of securities held may be lowered if an issuer's financial condition changes.

Investor Suitability
An investment in the Fund involves substantial risks and may not be suitable for all investors. An investment in the Fund is suitable only for sophisticated, long-term investors who can bear the risks associated with the limited liquidity of the Fund's shares and should be viewed as a long-term investment. Before making an investment decision, prospective investors and their financial advisers should (i) consider the suitability of an investment in the Fund with respect to the investor's investment objective and personal situation, and (ii) consider factors such as personal net worth, income, age, risk tolerance and liquidity needs.

Tax Information
The Fund's distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account.  Withdrawals from such tax- advantaged arrangements may be subject to tax.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

Temporary Defensive Positions
The Fund is permitted to invest all or a portion of its assets in certain short-term investments, including money market funds or high quality, short-term debt securities, or hold cash during adverse market, economic, political or other conditions in order to protect the value of its assets or maintain liquidity.  The Fund may not achieve its investment objective to the extent that it engages in such a temporary defensive strategy.

Portfolio Turnover
Generally, the Fund will not invest for short-term trading purposes.  The Fund's annual portfolio turnover rate shows changes in portfolio investments.  Buying and selling securities generally involves expenses to the Fund, such as broker commissions and other transaction costs.  A high turnover rate (100% or more) in any year will result in higher transaction costs to the Fund and could generate taxes for shareholders on realized investment gains.  Frequent buying and selling of securities could result in the distribution of short-term capital gains that are taxed at ordinary income rates, rather than long-term capital gains that are
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taxed at a more favorable rate.  The trading costs and tax consequences associated with the Fund's portfolio turnover may affect its overall investment performance.

The Fund cannot accurately predict future annual portfolio turnover rates.  The Fund's portfolio turnover rate may vary substantially from year-to-year since portfolio adjustments are made when conditions affecting relevant markets, particular industries or individual issues warrant such adjustments.

Disclosure of Portfolio Holdings
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Fund's SAI.

SUMMARY OF FUND EXPENSES

Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Transaction Expenses	Class I	Class IS
Maximum Sales Load (as a percentage of offering price)	None	None
Repurchase Fee	None	None
Contingent Deferred Sales Charge	None	None
Annual Fund Operating Expenses (as a percentage of net assets attributable to common shares)
Management Fees	0.65%	0.65%
Other Expenses	1.49%	1.74%
Shareholder Servicing Expenses[1]	0.10%	0.10%
Distribution Fees	None	0.25%
All Other Expenses[2]	1.39%	1.39%
Acquired Fund Fees and Expenses [3,4,5]	0.04%	0.04%
Total Annual Fund Operating Expenses	2.18%	2.43%
Fee Waiver and Expense Reimbursement[6]	(1.19)%	(1.19)%
Total Annual Fund Operating Expenses (after fee waiver and reimbursement)[6]	0.99%	1.24%

1	Shareholder Servicing Expenses are based on estimated amounts for the initial fiscal year.
2	All Other Expenses are based on estimated amounts for the initial fiscal year.
3	Acquired Fund Fees and Expenses are based on estimated amounts for the initial fiscal year.
4
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights, when issued, because the financial statements, when issued, include only the direct operating expenses incurred by the Fund.

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Acquired Fund Fees and Expenses may include an incentive allocation or other fee based on income, capital gains and/or appreciation (a "performance fee") payable to the adviser of an Acquired Fund.  While the amount of such fees vary by Acquired Fund, performance fees, if charged, tend to be approximately 20% of the Acquired Fund's profits. Acquired Funds' fees and expenses are based on estimated amounts for the initial fiscal year; and future Acquired Funds' fees and expenses may be substantially higher or lower because certain fees are based on the performance of the Acquired Funds, which may fluctuate over time.

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The Adviser has contractually agreed through September 30 , 2018, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses for Class I and Class IS (excluding taxes, interest, trading costs, acquired fund fees and expenses, distribution fees, and shareholder servicing expenses) do not exceed 0.85% of average daily net assets (the "Expense Limitation Agreement").  The Expense Limitation Agreement may not be terminated prior to September 30 , 2018 unless the Fund's Board of Trustees (the "Board") consents to an earlier revision or termination. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.

Example
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The Example assumes that you invest $1,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Open-end mutual funds present this example information with respect to
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investments of $10,000, rather than investments of $1,000, as presented below for this closed-end, interval fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class I	$101	$567
Class IS	$126	$633

FINANCIAL HIGHLIGHTS

The Fund is new and does not have an operating history. Information, when available, will be included in the Fund's first financial report. The initial audited financial statements of the Fund as of [___], 2017 are included in the SAI.

PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective and Policies
The Fund's investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.  The Fund's investment objective is non-fundamental and may be changed by the Board without shareholder approval.

The Fund pursues its investment objective by strategically investing across Private Investment Funds, as well as a broad set of public real estate securities, including Public Investment Funds, that invest principally, directly or indirectly, in real estate.  This approach enables the Adviser to allocate between public and private real estate securities, and allows the Fund to invest across different investment managers and strategies as well as providing investment exposure across property types and geographies.  It is intended that the majority of the Fund's total return will be derived from portfolio income with the balance derived from appreciation.
Under normal circumstances, at least 80% of the Fund's net assets plus borrowings for investment purposes will be invested in real estate securities (as defined below).  The Fund executes its investment strategy primarily by seeking to invest in a broad portfolio of real estate securities across two major categories – Private Investment Funds and Public Investment Funds.  The Fund may also invest in other income producing equity and debt securities.  In certain circumstances or market environments, such as limited availability of suitable investment opportunities, or as a temporary defensive measure in response to adverse market, economic, political or other conditions, the Fund may reduce its investment in real estate securities and hold a larger position in cash or cash equivalents.  The Fund concentrates investments in the real estate industry, meaning that under normal circumstances, it invests over 25% of its total assets in real estate securities.  The Fund may invest in debt securities of any duration, maturity, or credit quality, including high yield securities, commonly referred to as "junk bonds."
The Fund defines "real estate securities" to include: (i) the following types of securities issued by Private Investment Funds and/or Public Investment Funds that invest principally, directly or indirectly, in real estate: common stock, preferred equity, partnership or similar interests, convertible or non-convertible preferred stock, and convertible or non-convertible secured or unsecured debt; (ii) Public REITs; (iii) Private REITs; (iv) mortgage-backed securities; (v) REOCs and (vi) ETFs, Index Funds and other investment vehicles such as closed-end funds, mutual funds and unregistered investment funds that invest principally, directly or indirectly, in real estate.  REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate-related loans or interests, and REOCs are companies that invest in real estate and whose shares trade on public exchanges.  For purposes of the Fund's 80% policy, the Adviser considers an issuer, including a Private Investment Fund or Public Investment Fund, to be principally invested in real estate if 50% or more of its assets are attributable to ownership, construction, management or sale of real estate.
The Fund may also invest in real estate-linked derivatives, including swap agreements, options, futures, options on futures and structured notes, to achieve its objective.  Generally, swap agreements are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference asset, such as a specified security or index, from the writer of the option (in the case of a call option), or to sell a specified asset to the writer of the option (in the case of a put option) at a designated price during the term of the option.  A futures contract is a standard binding agreement that trades on an exchange to buy or sell a specified quantity of an underlying asset, such as a specific security or index, at a specified price at a specified later date that trades on an exchange.
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Options on futures contracts trade on the same contract markets as the underlying futures contract. When the Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option. Structured notes are specially-designed derivative debt instruments. The terms of the instrument may be determined or "structured" by the purchaser and the issuer of the note. Payments of principal or interest on these notes may be linked to the value of an index, one or more securities, or the financial performance of one or more obligors. The value of these notes will normally rise or fall in response to the changes in the performance of the underlying security, index or obligor.
The Fund may invest in issuers of real estate securities of any credit quality , and may invest in any level of the capital structure of an issuer of mortgage-backed securities, including the equity or "first loss" tranche.   The Fund may invest in debt securities of any duration or maturity.  The Fund may also, to a limited extent, make real estate-related investments other than through real estate industry securities.
The Fund's investments in derivatives will be counted for purposes of the 80% policy noted above so long as the underlying assets of such derivatives are one or more real estate securities or indices thereof.  For purposes of the Fund's 80% policy, derivative instruments will be valued at their market value, or in cases where market value is not available, at fair value, as determined in accordance with the valuation policies and procedures adopted by the Board .  Investments in derivatives may involve risks different from, and possibly greater than, those of investments directly in the underlying securities or assets.  The value of real estate-linked derivatives may be affected by risks similar to those associated with direct ownership of real estate.
A number of Private Investment Funds in which the Fund may invest may charge a performance fee.  Shareholders will pay a pro rata share of asset-based and performance fees associated with the Fund's underlying investments, including its Private Investment Funds, Public Investment Funds, Public REITs, Private REITs, and REOCs (together, the "Underlying Funds" and each, an "Underlying Fund").
The Fund may invest up to 15% of its total assets in Private Investment Funds that would be investment companies under the 1940 Act but for the exemptions provided by Sections 3(c)(1) or 3(c)(7) of the 1940 Act.
The Fund's policy regarding concentration of investments in the real estate industry is fundamental and may not be changed without shareholder approval.  The Fund's Statement of Additional Information ("SAI") contains a list of all of the fundamental and non-fundamental investment policies of the Fund, under the heading "Investment Policies and Limitations."

The Fund's Target Investment Portfolio

Under normal market conditions, the Adviser executes its investment strategy by investing, between 70% and 90% of the total assets, in a concentrated portfolio of "core" Private Investment Funds included in the National Council of Real Estate Investment Fiduciaries ("NCREIF") Fund Index – Open End Diversified Core Equity (the "NFI-ODCE Index").  Investment in "core" Private Investment Funds typically reflects lower risk investment strategies utilizing low leverage and generally represented by equity ownership positions in stable U.S. operating properties diversified across regions and property types.

The NFI-ODCE Index is maintained by NCREIF, a not-for-profit trade association that provides to its membership, and the academic and investment community, commercial real estate data. Its membership is composed of investment managers, plan sponsors, academicians, consultants, appraisers, CPAs and other service providers involved in institutional real estate investments. NCREIF is not regulated by any federal or state agency. To be in the NFI-ODCE Index, the Private Investment Fund must market itself as an open-end commingled fund pursuing a diversified core investment strategy, primarily investing in private equity real estate with the following guidelines and comply with the NCREIF Real Estate Information Standards, consisting of annual audits, quarterly valuations and time-weighted returns.  For this purpose, the NFI-ODCE Index defines "open-end commingled funds" as infinite-life vehicles consisting of multiple investors who have the ability to enter or exit the fund on a periodic basis, subject to contribution and/or redemption requests, thereby providing a degree of potential investment liquidity.

Net Assets Criteria

•	Real Estate. At least 80% of the market value of the Private Investment Fund's net assets must be invested in real estate with no more than 20% invested in cash or equivalents.

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Real Estate Net Assets Criteria

•
Investment.  At least 80% of the market value of the Private Investment Fund's real estate net assets must be invested in private equity real estate properties, and no more than 20% of such assets may be invested in, but not limited to, property debt, public company, equity/debt or private company (operating business) equity/debt.

•	Domain. At least 95% of the market value of the Private Investment Fund's real estate net assets must be invested in U.S. markets.
•	Property Types. At least 80% of the market value of the Private Investment Fund's real estate net assets must be invested in office, industrial, apartment and retail property types.
•
Life Cycle.  At least 80% of the market value of the Private Investment Fund's real estate net assets must be invested in operating properties, and no more than 20% of such assets may be invested in, but not limited to, (pre)development/redevelopment or initial leasing/lease-up cycles.

•
Diversification.  No more than 65% (+/- for market forces) of the market value of the Private Investment Fund's real estate net assets may be invested in one property type or one region as defined by the NCREIF Property Index.

Total Assets Criteria

•
Leverage.  The Private Investment Fund may have no more than 40% leverage.  Leverage is defined for this purpose as the ratio of total debt, grossed-up for ownership share of off-balance sheet debt, to the fund's total assets, also which are grossed-up for such off-balance sheet debt.

In addition, the Adviser may select non-NFI-ODCE Index Private Investment Funds that it believes will provide investment returns similar to those funds that are in the NFI-ODCE Index, but are not included in the NFI-ODCE Index solely because they do not meet its leverage, diversification or timeliness of reporting requirements.
The Adviser may also invest, typically up to 30% of its total assets, in Public REITs, Private REITs, REOCs, and Public Investment Funds that invest principally, directly or indirectly, in real estate. Publicly offered real estate funds are not members of the NFI-ODCE Index.

Private Investment Funds.  Private Investment Funds are investment funds that invest principally, directly or indirectly, in real estate.  Due to sizable minimum investment requirements and selective investor qualification criteria, many Private Investment Funds limit their direct investors to mainly institutions such as endowments and pension funds.  The Fund allows investors to gain exposure to Private Investment Funds that may not otherwise be available to individual investors.  While the Fund may invest directly in accordance with its investment objective, through the Fund's "Fund-of-Funds" approach, investors can gain exposure to a broad range of strategies and sectors in real estate and real estate-related securities.

Exchange Traded Funds.  ETFs are traded similarly to stocks and listed on major stock exchanges.  Potential benefits of ETFs include diversification, cost and tax efficiency, liquidity, marginability, utility for hedging, the ability to go long and short, and (in some cases) quarterly dividends.  An ETF may attempt to track a particular market segment or index.
REITs.  The Fund may invest in REITs, both directly and through its investments in Private Investment Funds.  REITs are investment vehicles that invest primarily in income-producing real estate or mortgages and other real estate-related loans or interests.  Public REITs are listed on major stock exchanges, such as the New York Stock Exchange ("NYSE") and NASDAQ.  Private REITs do not trade on a securities exchange.
REOCs.  The Fund may invest in REOCs both directly and through its investments in Private Investment Funds.  REOCs are companies that invest in real estate and whose shares trade on a public exchange.  A REOC is similar to a REIT except that a REOC will reinvest its earnings, rather than distributing them to unit holders as REITs do.
Index Funds.  An Index Fund is a mutual fund with an investment objective of seeking to replicate the performance of a specific securities index, such as the National Association of Real Estate Investment Trusts ("NAREIT") Index or the MSCI REIT Index.  Index Funds are typically not actively managed, and potential benefits include low operating expenses, broad market exposure and low portfolio turnover.
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Other Public Investment Funds.  The Fund may make investments in other investment vehicles such as closed-end funds and mutual funds that invest principally, directly or indirectly, in real estate.  Shares of closed-end funds are typically listed for trading on major stock exchanges and, in some cases, may be traded in other over-the-counter markets.

Additional Information Regarding Investment Strategy

The Fund may, from time to time, take defensive positions that are inconsistent with the Fund's principal investment strategy in attempting to respond to adverse market, economic, political or other conditions.  During such times, the Adviser may determine that the Fund should invest up to 100% of its assets in cash or cash equivalents, including money market instruments, prime commercial paper, repurchase agreements, Treasury bills and other short-term obligations of the U.S. Government, its agencies or instrumentalities.  In these and in other cases, the Fund may not achieve its investment objective.  The Adviser may invest the Fund's cash balances in any investments it deems appropriate.  The Adviser expects that such investments will be made, without limitation and as permitted under the 1940 Act, in money market funds, repurchase agreements, U.S. Treasury and U.S. agency securities, municipal bonds and bank accounts.  Any income earned from such investments is ordinarily reinvested by the Fund in accordance with its investment program.  Many of the considerations entering into recommendations and decisions of the Adviser and the Fund's portfolio manager are subjective.
The frequency and amount of portfolio purchases and sales (known as the "portfolio turnover rate") will vary from year to year.  The portfolio turnover rate is not expected to exceed 100%, but may vary greatly from year to year and will not be a limiting factor if the Adviser determines that portfolio changes are appropriate.  Although the Fund generally does not intend to trade for short-term profits, the Fund may engage in short-term trading strategies, and securities may be sold without regard to the length of time held when, in the opinion of the Adviser, investment considerations warrant such action.  These policies may have the effect of increasing the annual rate of portfolio turnover of the Fund.  Higher rates of portfolio turnover would likely result in higher brokerage commissions and may generate short-term capital gains taxable as ordinary income.  If securities are not held for the applicable holding periods, dividends paid on them will not qualify for the advantageous federal tax rates.  See "Taxes" in the Fund's SAI.
There is no assurance what portion, if any, of the Fund's investments will qualify for the reduced federal income tax rates applicable to qualified dividends under the Code.  As a result, there can be no assurance as to what portion of the Fund's distributions will be designated as qualified dividend income.  See "DIVIDENDS, DISTRIBUTIONS AND TAXES."

RISK FACTORS

An investment in the Fund's shares is subject to risks.  The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds.  This will cause the value of the Fund's shares to increase or decrease.  You could lose money by investing in the Fund.  By itself, the Fund does not constitute a balanced investment program.  Before investing in the Fund you should consider carefully the following risks.  There may be additional risks that the Fund does not currently foresee or consider material.  You may wish to consult with your legal or tax advisers before deciding whether to invest in the Fund.

Risks Relating to the Fund's Investments

Real Estate Industry Concentration Risk.  Because the Fund will concentrate its investments in real estate securities, its portfolio will be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio.  In addition, the Fund may invest in real estate equity or debt and therefore may be subject to risks similar to those associated with direct investment in real property.  The value of the Fund's shares will be affected by factors affecting the value of real estate and the earnings of companies engaged in the real estate industry.  These factors include, among others: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing and (ix) changes in interest rates. Many real estate companies utilize leverage, which increases investment risk and could adversely affect a company's operations and market value in periods of rising interest rates.  The value of securities of companies in the real estate industry may go through cycles of relative under-performance and over-performance in comparison to equity securities markets in general.
There are also special risks associated with particular real estate sectors or real estate operations generally, as described below:
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Retail Properties.  Retail properties are affected by the overall health of the economy and may be adversely affected by, among other things, the growth of alternative forms of retailing, bankruptcy, departure or cessation of operations of a tenant, a shift in consumer demand due to demographic changes, changes in spending patterns and lease terminations.
Office Properties.  Office properties are affected by the overall health of the economy, and other factors such as a downturn in the businesses operated by their tenants, obsolescence and non-competitiveness.
Hospitality Properties.  The risks of hotel, motel and similar hospitality properties include, among other things, the necessity of a high level of continuing capital expenditures, competition, increases in operating costs which may not be offset by increases in revenues, dependence on business and commercial travelers and tourism, increases in fuel costs and other expenses of travel, and adverse effects of general and local economic conditions.  Hotel properties tend to be more sensitive to adverse economic conditions and competition than many other commercial properties.
Healthcare Properties.  Healthcare properties and healthcare providers are affected by several significant factors, including federal, state and local laws governing licenses, certification, adequacy of care, pharmaceutical distribution, rates, equipment, personnel and other factors regarding operations, continued availability of revenue from government reimbursement programs and competition on a local and regional basis.  The failure of any healthcare operator to comply with governmental laws and regulations may affect its ability to operate its facility or receive government reimbursements.
Industrial Properties.  Industrial properties are affected by the overall health of the economy and other factors such as downturns in the manufacture, processing and shipping of goods.
Multifamily Properties.  The value and successful operation of a multifamily property may be affected by a number of factors such as the location of the property, the ability of the management team, the level of mortgage interest rates, the presence of competing properties, adverse economic conditions in the locale, oversupply and rent control laws or other laws affecting such properties.
Residential Properties.  Residential properties can be significantly affected by the national, regional and local real estate markets.  This segment of the real estate industry also is sensitive to interest rate fluctuations which can cause changes in the availability of mortgage capital and directly affect the purchasing power of potential homebuyers.  Thus, residential properties can be significantly affected by changes in government spending, consumer confidence, demographic patterns and the level of new and existing home sales.
Shopping Centers.  Shopping center properties are dependent upon the successful operations and financial condition of their tenants, particularly certain of their major tenants, and could be adversely affected by bankruptcy of those tenants.  In some cases a tenant may lease a significant portion of the space in one center, and the filing of bankruptcy could cause significant revenue loss, including the loss of revenue from smaller tenants with co-tenancy rights.  Like others in the commercial real estate industry, community centers are subject to environmental risks and interest rate risk.  They also face the need to enter into new leases or renew leases on favorable terms to generate rental revenues.  Community center properties could be adversely affected by changes in the local markets where their properties are located, as well as by adverse changes in national economic and market conditions.
Self-Storage Properties.  The value and successful operation of a self-storage property may be affected by a number of factors, such as the ability of the management team, the location of the property, the presence of competing properties, changes in traffic patterns and effects of general and local economic conditions with respect to rental rates and occupancy levels.

The following other factors also may contribute to the risk of real estate investments:

Current Conditions.  Recent instability in the United States, European and other credit markets has made it more difficult for borrowers to obtain financing or refinancing on attractive terms or at all.  In particular, because of the current conditions in the credit markets, borrowers may be subject to increased interest expenses for borrowed money and tightening underwriting standards.  There is also a risk that a general lack of liquidity or other events in the credit markets may adversely affect the ability of issuers in whose securities the Fund invests to finance real estate developments and projects or refinance completed projects.
Development Issues.  Certain real estate companies may engage in the development or construction of real estate properties.  These companies in which the Fund invests ("portfolio companies") are exposed to a variety of risks inherent in real estate
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development and construction, such as the risk that there will be insufficient tenant demand to occupy newly developed properties, and the risk that prices of construction materials or construction labor may rise materially during the development.
Lack of Insurance.  Certain of the portfolio companies in the Fund's portfolio may fail to carry comprehensive liability, fire, flood, earthquake extended coverage and rental loss insurance, or insurance in place may be subject to various policy specifications, limits and deductibles.  Should any type of uninsured loss occur, the portfolio company could lose its investment in, and anticipated profits and cash flows from, a number of properties and, as a result, adversely affect the Fund's investment performance.
Dependence on Tenants.  The value of the Fund's portfolio companies' properties and the ability of these companies to make distributions to their shareholders depend upon the ability of the tenants at the properties to generate enough income in excess of their tenant operating expenses to make their lease payments.  Changes beyond the control of our portfolio companies may adversely affect their tenants' ability to make their lease payments and, in such event, would substantially reduce both their income from operations and ability to make distributions to our portfolio companies and, consequently, the Fund.
Financial Leverage.  Real estate companies may be highly leveraged and financial covenants may affect the ability of real estate companies to operate effectively.
Environmental Issues.  In connection with the ownership (direct or indirect), operation, management and development of real properties that may contain hazardous or toxic substances, a portfolio company may be considered an owner, operator or responsible party of such properties and, therefore, may be potentially liable for removal or remediation costs, as well as certain other costs, including governmental fines and liabilities for injuries to persons and property.  The existence of any such material environmental liability could have a material adverse effect on the results of operations and cash flow of any such portfolio company and, as a result, the amount available to make distributions on shares of the Fund could be reduced.
Financing Issues.  Financial institutions in which the Fund may invest are subject to extensive government regulation.  This regulation may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.  In addition, interest and investment rates are highly sensitive and are determined by many factors beyond a financial institution's control, including general and local economic conditions (such as inflation, recession, money supply and unemployment) and the monetary and fiscal policies of various governmental agencies such as the Federal Reserve Board.  These limitations may have a significant impact on the profitability of a financial institution since profitability is attributable, at least in part, to the institution's ability to make financial commitments such as loans.  Profitability of a financial institution is largely dependent upon the availability and cost of the institution's funds, and can fluctuate significantly when interest rates change.
Interest Rate Risk.  Rising interest rates may cause the value of the Fund's portfolio to decline.  Rising interest rates could result in higher costs of capital for real estate companies, which could negatively impact a real estate company's ability to meet its payment obligations. Additionally, real estate companies may use leverage (and some may be highly leveraged), which increases investment risk and the risks normally associated with debt financing and could adversely affect a real estate company's operations and market value in periods of rising interest rates.

Increases in interest rates also typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. The risk of rising interest rates may be greater currently than would normally be the case due to the current period of historically low rates and anticipated changes in government fiscal policy initiatives. Because the market price of REITs may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.
Mortgage-Backed Securities Risk.  Mortgage-backed securities differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. The Fund may receive unscheduled prepayments of principal due to voluntary prepayments, refinancing or foreclosure on the underlying mortgage loans. To the Fund this means a loss of anticipated interest, and a portion of its principal investment represented by any premium the Fund may have paid. Mortgage prepayments generally increase when interest rates fall. Because of prepayments, mortgage-backed securities may be less effective than some other types of debt securities as a means of "locking in" long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing security.
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Mortgage-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments on mortgage-backed securities and extend their life. This could cause the price of the mortgage-backed securities and the Fund's share price to fall and would make the mortgage-backed securities more sensitive to interest rate changes.

Since September 2008, the Federal Housing Finance Agency ("FHFA"), an agency of the U.S. government, has acted as the conservator to operate Fannie Mae and Freddie Mac until they are stabilized. It is unclear how long the conservatorship will last or what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac for the long-term. Issuers of asset-backed securities may have limited ability to enforce the security interest in the underlying assets, and credit enhancements provided to support the securities, if any, may be inadequate to protect investors in the event of default. Like mortgage-backed securities, asset-backed securities are subject to prepayment and extension risks.
The Fund may invest in the residual or equity tranches of mortgage-related securities, which may be referred to as subordinate mortgage-backed securities and interest-only mortgage-backed securities. Subordinate mortgage-backed securities are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed securities will not be fully paid. There are multiple tranches of mortgage-backed securities, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or "first loss," according to their degree of risk. The most senior tranche of a mortgage-backed security has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the "equity" or "residual" tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund expects that investments in subordinate mortgage-backed securities will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed securities are also subject to greater credit risk than those mortgage-backed securities that are more highly rated.
REIT Risk.  Investments (directly or indirectly) in REITs will subject the Fund to various risks.  REIT share prices may decline because of adverse developments affecting the real estate industry and real property values.  In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties.  REITs often invest in highly leveraged properties.  Returns from REITs, which typically are small or medium capitalization stocks, may trail returns from the overall stock market.  In addition, changes in interest rates may hurt real estate values or make REIT shares less attractive than other income-producing investments.  REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation.
Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors.  There can be no assurance that an entity in which the Fund invests with the expectation that it will be taxed as a REIT will, in fact, qualify as a REIT.  An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.  If the Fund were to invest in an entity that failed to qualify as a REIT, such failure could significantly reduce the Fund's yield on that investment.  REITs can be classified as equity REITs, mortgage REITs and hybrid REITs.  Equity REITs invest primarily in real property and earn rental income from leasing those properties.  They may also realize gains or losses from the sale of properties.  Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own.  Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties.  Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates.  Hybrid REITs invest both in real property and in mortgages.  Equity and mortgage REITs are dependent upon management skills, may not be diversified and are subject to the risks of financing projects.
Dividends paid by REITs will not generally qualify for the reduced U.S. federal income tax rates applicable to qualified dividends under the Code.  See "DIVIDENDS, DISTRIBUTIONS AND TAXES" below.  The Fund's investments in REITs may include an additional risk to shareholders.  Some or all of a REIT's annual distributions to its investors may constitute a non-taxable return of capital.  Any such return of capital will generally reduce the Fund's basis in the REIT investment, but not below zero.  To the extent the distributions from a particular REIT exceed the Fund's basis in such REIT, the Fund will generally recognize gain.  In part because REIT distributions often include a nontaxable return of capital, Fund distributions to
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shareholders may also include a nontaxable return of capital.  Shareholders that receive such a distribution will also reduce their tax basis in their shares of the Fund, but not below zero.  To the extent the distribution exceeds a shareholder's basis in the Fund's shares, such shareholder will generally recognize a capital gain.  The Fund does not have any investment restrictions with respect to investments in REITs.
REOC Risk.  REOCs, like REITs, expose the Fund to the risks of the real estate market.  These risks can include fluctuations in the value of underlying properties; destruction of underlying properties; defaults by borrowers or tenants; market saturation; changes in general and local economic conditions; decreases in market rates for rents; increases in vacancies; competition; property taxes; capital expenditures, or operating expenses; and other economic, political or regulatory occurrences affecting the real estate industry.  REOCs may also be affected by risks similar to investments in debt securities, including changes in interest rates and the quality of credit extended.  REOCs require specialized management and pay management expenses; may have less trading volume; may be subject to more abrupt or erratic price movements than the overall securities markets; and may invest in a limited number of properties, in a narrow geographic area, or in a single property type which increase the risk that the portfolio could be unfavorably affected by the poor performance of a single investment or investment type.  In addition, defaults on or sales of investments that the REOC holds could reduce the cash flow needed to make distributions to investors.
Underlying Funds Risk.  The Underlying Funds in which the Fund may invest are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and also may be higher than other funds that invest directly in securities.  The Underlying Funds are subject to specific risks, depending on the nature of the specific Underlying Fund.  The Fund's performance depends in part upon the performance of the Underlying Fund managers and selected strategies, the adherence by such Underlying Fund managers to such selected strategies, the instruments used by such Underlying Fund managers and the Adviser's ability to select Underlying Fund managers and strategies and effectively allocate Fund assets among them.  Additionally, the market value of shares of Underlying Funds that are closed-end funds may differ from their net asset value.  This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities.
Use of Leverage by Underlying Funds.  In addition to any borrowing utilized by the Fund, the Underlying Funds in which the Fund invests may utilize financial leverage.  The Underlying Funds may be able to borrow, subject to the limitations of their charters and operative documents.  In the case of Private Investment Funds, such Funds are not subject to the limitations imposed by the 1940 Act regarding the use of leverage with respect to which registered investment companies, including the Fund, are subject.  To that end, the Fund intends to limit its direct borrowing to an amount that does not exceed 33 1/3% of the Fund's gross asset value.  Notiwthstanding the foregoing, the Fund has no current intent to borrow.  Furthermore, Underlying Funds typically will hold their investments in entities organized as REITs, corporations or other entities and this may allow the Fund's risk of loss to be limited to the amount of its investment in the Underlying Fund.  While leverage presents opportunities for increasing the Fund's total return, it has the effect of potentially increasing losses as well.
Private Investment Fund Risk.  The Fund's investment in Private Investment Funds will require it to bear a pro rata share of the vehicles' expenses, including management and performance fees.  The fees the Fund pays to invest in a Private Investment Fund may be higher than if the manager of the Private Investment Fund managed the Fund's assets directly.  The incentive fees charged by certain Private Investment Funds may create an incentive for its manager to make investments that are riskier and/or more speculative than those it might have made in the absence of an incentive fee.  The Private Investment Funds are not publicly traded and therefore may not be as liquid as other types of investments.  Furthermore, Private Investment Funds, like the other Underlying Funds in which the Fund may invest, are subject to specific risks, depending on the nature of the vehicle and also may employ leverage such that their returns are more than one times that of their benchmark which will amplify losses suffered by the Fund when compared to unleveraged investments.  For example, the Private Investment Funds need not have independent boards, shareholder approval of advisory contracts may not be required, they may leverage to an unlimited extent, and they may engage in joint transactions with affiliates.  The majority of Private Investment Funds permit redemptions only quarterly (the others are more frequent) and these withdrawal limitations restrict the Adviser's ability to terminate investments in Private Investment Funds. If values are falling, the Fund will not be able to sell its Private Investment Funds and the value of Fund shares will decline.  These characteristics present additional risks for shareholders.
Valuation of Private Investment Funds.  While the valuation of the Fund's publicly-traded securities are more readily ascertainable, the Fund's ownership interest in Private Investment Funds are not publicly traded and the Fund will depend on the institutional asset manager to a Private Investment Fund to provide a valuation of the Fund's investment.  Moreover, the valuation of the Fund's investment in a Private Investment Fund, as provided by an institutional asset manager as of a specific
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date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party.  For information about the value of the Fund's investment in Private Investment Funds, the Adviser will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements which if inaccurate could adversely affect the Adviser's ability to value accurately the Fund's shares.
Preferred Securities Risk.  There are various risks associated with investing in preferred securities, including credit risk, interest rate risk, deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights.  Interest rate risk is, in general, the risk that the price of a debt security falls when interest rates rise.  Securities with longer maturities tend to be more sensitive to interest rate changes.  Credit risk is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  Holders of preferred securities may not receive dividends, or the payment can be deferred for some period of time.  In bankruptcy, creditors are generally paid before the holders of preferred securities.
Convertible Securities Risk.  Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to risks associated with both debt securities and equity securities.  Convertible securities are similar to fixed income securities because they usually pay a fixed interest rate (or dividend) and are obligated to repay principal on a given date in the future.  The market value of fixed income and preferred securities tends to decline as interest rates increase and tends to increase as interest rates decline.  Convertible securities have characteristics of a fixed income security and are particularly sensitive to changes in interest rates when their conversion value is lower than the value of the bond or preferred share.  Fixed income and preferred securities also are subject to credit risk, which is the risk that an issuer of a security may not be able to make principal and interest or dividend payments on the security as they become due.  Fixed income and preferred securities also may be subject to prepayment or redemption risk.  If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash or sell it to a third party at a time that may be unfavorable to the Fund.  In addition, the Fund may invest in fixed income and preferred securities rated less than investment grade that are sometimes referred to as high yield or "junk bonds."  These securities are speculative investments that carry greater risks and are more susceptible to real or perceived adverse economic and competitive industry conditions than higher quality securities.  Such securities also may be subject to resale restrictions.  The lack of a liquid market for these securities could decrease the Fund's share price.  Convertible securities have characteristics similar to common stocks especially when their conversion value is the same as the value of the bond or preferred share.  The price of equity securities may rise or fall because of economic or political changes.  Stock prices in general may decline over short or even extended periods of time.  Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.
Fixed Income Risk.  When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities.  Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).  These risks could affect the value of a particular investment, possibly causing the Fund's share price and total return to be reduced and fluctuate more than other types of investments.
High Yield Securities Risk.  High yield debt securities (including loans) and unrated securities of similar credit quality ("high yield debt instruments" or "junk bonds") involve greater risk of a complete loss of the Fund's investment, or delays of interest and principal payments, than higher-quality debt securities. Issuers of high yield debt instruments are not as strong financially as those issuing securities of higher credit quality. High yield debt instruments are generally considered predominantly speculative by the applicable rating agencies as their issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These instruments may be worthless and the Fund could lose its entire investment.
The prices of high yield debt instruments generally fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the issuer's business or operations and to changes in the ratings assigned by rating agencies. In addition, the entire high yield debt market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors. Prices of
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corporate high yield debt instruments often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices.
High yield debt instruments are generally less liquid than higher-quality securities. Many of these securities are not registered for sale under the federal securities laws and/or do not trade frequently. When they do trade, their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet repurchase requests. As a result, high yield debt instruments generally pose greater illiquidity and valuation risks.
Substantial declines in the prices of high yield debt instruments can dramatically increase the yield of such bonds or loans. The decline in market prices generally reflects an expectation that the issuer(s) may be at greater risk of defaulting on the obligation to pay interest and principal when due. Therefore, substantial Interest Rate Risk.  increases in yield may reflect a greater risk by the Fund of losing some or part of its investment rather than reflecting any increase in income from the higher yield that the debt security or loan may pay to the Fund on its investment.

Derivatives Risk.  Derivatives may be volatile and may involve significant risks. The underlying security, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund's losses and reducing the Fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund. Certain derivatives held by the Fund may be illiquid, making it difficult to close out an unfavorable position. Derivatives also may be more difficult to purchase, sell or value than other instruments.

Swaps Risk.  The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party.  If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is the loss of the entire amount the Fund is entitled to receive.  If the Fund is obligated to pay the net amount, the Fund's risk of loss is generally limited to that net amount.  If a swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party will default on its contractual delivery obligations.  A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap) or, in some instances, must be transacted through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap).  The Fund's risk of loss in a swap transaction includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty of futures commission merchant (in a cleared swap), plus any transaction costs.

In a typical REIT swap agreement, the Fund will receive the price appreciation (or depreciation) of a REIT index or portion of an index, from the counterparty to the swap agreement in exchange for paying the counterparty an agreed-upon fee. Investments in REIT swap agreements may be susceptible to additional risks, similar to those associated with direct investment in REITs, including changes in the value of underlying properties, defaults by borrowers or tenants, revisions to the Code, changes in interest rates and poor performance by those managing the REITs. Assets not invested in real estate-linked derivatives may be invested in inflation-indexed securities and other fixed income instruments, including derivative fixed income instruments. In addition, Index derivatives may be purchased with a fraction of the assets that would be needed to purchase the securities directly, so that the remainder of the assets may be invested in fixed income instruments.

Options Risk.  If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, the Fund would lose the entire premium it paid for the option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying future, security, currency or other asset.  If this occurs, the option could be exercised and the underlying future, security, currency or other asset would then be sold to the Fund at a higher price than its current market value.  The risk involved in writing a call option is that there could be an increase in the market value of the underlying future, security, currency or other asset.  If this occurs, the option could be exercised and the underlying future, security, currency or other asset would then be sold by the Fund at a lower price than its current market value.
Futures Risk.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement may result in an immediate and substantial loss, or gain, o the Fund.  In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a
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time when it may be disadvantageous to do so.  These is also a risk of loss by the Fund of its initial and variation margin deposits in the event of bankruptcy of the futures commission merchant with which the Fund has an open position in a futures contract.
Structured Notes Risk. Structured notes are subject to interest rate risk. They are also subject to credit risk with respect both to the issuer and, if applicable, to the underlying security or obligor. If the underlying investment or index does not perform as anticipated, the structured note might pay less interest than the stated coupon payment or repay less principal upon maturity. The price of structured notes may be very volatile and they may have a limited trading market, making it difficult to value them or sell them at an acceptable price. In some cases, the Fund may enter into agreements with an issuer of structured notes to purchase a minimum amount of those notes over time.  In some cases, the Fund may invest in structured notes that pay an amount based on a multiple of the relative change in value of the underlying investment or index. This type of note increases the potential for income but at a greater risk of loss than a typical debt security of the same maturity and credit quality.
Other Risks of Investing in the Fund

Minimal Capitalization Risk.  The Fund is not obligated to raise any specific amount of capital prior to commencing operations.  There is a risk that the amount of capital actually raised by the Fund through the offering of its shares may be insufficient to achieve profitability or allow the Fund to realize its investment objective.  An inability to raise additional capital may adversely affect the Fund's financial condition, liquidity and results of operations, as well as its compliance with regulatory requirements.
Large Shareholder Risk: To the extent a large proportion of the shares of the Fund are held by a small number of shareholders (or a single shareholder), including affiliates of the Adviser, the Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly. These transactions could adversely affect the ability of the Fund to conduct its investment program.  Furthermore, it is possible that in response to a Repurchase Offer, the total amount of shares tendered by a small number of shareholders (or a single shareholder) may exceed the number of shares that the Fund has offered to repurchase. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder.  See "Repurpose Offer Risk" below.
Lack of Operating History: The Fund is a non-diversified, closed-end management investment company with no operating history.  In addition, the Adviser is newly formed and has no prior investment track-record.  If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective.  The Fund is not required to raise a minimum amount of proceeds from this offering in order to commence operations.  If the Fund fails to achieve its estimated size and the expense limitation is not renewed, expenses will be higher than expected.  In addition, it may be difficult to implement the Fund's strategy unless the Fund raises a meaningful amount of assets.  Furthermore, if the Fund is unable to raise a meaningful amount of assets and as a result cannot satisfy the diversification requirements of Subchapter M under the Internal Revenue Code, the Fund might fail to qualify as a regulated investment company Subchapter M, and thus be subject to federal income tax at the Fund level.
Allocation Risk.  The ability of the Fund to achieve its investment objective depends, in part, on the ability of the Adviser to allocate effectively the Fund's assets among the various Private Investment Funds, Public Investment Funds, Public REITs, Private REITs and REOCs in which the Fund invests and, with respect to each such asset class, among equities and fixed income securities.  There can be no assurance that the actual allocations will be effective in achieving the Fund's investment objective or delivering positive returns.
Lack of Control Over Private Investment Funds and Other Portfolio Investments.  Once the Adviser has selected Underlying Funds, the Adviser will have no control over the investment decisions made by any such Underlying Fund.  Although the Adviser will evaluate regularly each Underlying Fund and its manager to determine whether their respective investment programs are consistent with the Fund's investment objective, the Adviser will not have any control over the investments made by any Underlying Fund.  Even though the Underlying Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Adviser with the quarterly unaudited financial information for a Private Investment Fund).  The Adviser may reallocate the Fund's investments among the Underlying Funds, but the Adviser's ability to do so may be constrained by the withdrawal limitations imposed by the Underlying Funds, which may prevent the Fund from reacting rapidly to market changes should an Underlying Fund fail to effect portfolio changes consistent with such market changes and the demands of the Adviser.  Such withdrawal limitations may also restrict the Adviser's ability to terminate investments in Underlying Funds that are poorly performing or have otherwise had adverse changes.  The Adviser will be dependent on information provided by the Underlying Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Adviser's ability to manage the Fund's investment portfolio in accordance with its investment objective.
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Issuer and Non-Diversification Risk.  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.  The value of an issuer's securities that are held in the Fund's portfolio may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.
Liquidity Risk.  The Fund is a closed-end investment company structured as an "interval fund" and designed for long-term investors.  Unlike many closed-end investment companies, the Fund's shares are not listed on any securities exchange and are not publicly traded.  There currently is no secondary market for the shares and the Adviser does not expect that a secondary market will develop.  Limited liquidity is provided to shareholders only through the Fund's quarterly Repurchase Offers for no less than 5% of the Fund's shares outstanding at net asset value.  There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly Repurchase Offer.  The Fund's investments are also subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.
Management Risk.  The net asset value of the Fund changes daily based on the performance of the securities in which it invests.  The Adviser's judgments about the attractiveness, value and potential appreciation of a particular real estate segment and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  The Fund's portfolio manager and the other principals of the Adviser have limited experience in managing a closed-end fund.
Market Risk.  An investment in shares is subject to investment risk, including the possible loss of the entire principal amount invested.  An investment in shares represents an indirect investment in the securities owned by the Fund.  The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.  The value of your shares at any point in time may be worth less than the value of your original investment, even after taking into account any reinvestment of dividends and distributions.
Not a Complete Investment Program: An investment in the Fund should not be considered a complete investment program. Each investor should take into account the Fund's investment objective and other characteristics, as well as the investor's other investments, when considering an investment in the Fund.
Correlation Risk.  The Fund seeks to produce returns that are less correlated to the broader financial markets.  Although the prices of equity securities and fixed income securities, as well as other asset classes, often rise and fall at different times so that a fall in the price of one may be offset by a rise in the price of the other, in down markets the prices of these securities and asset classes can also fall in tandem.  Because the Fund allocates its investments among different asset classes, the Fund is subject to correlation risk.

Repurchase Offer Risk:  The Fund's NAV may decline as a result of the Fund's having to hold additional cash and/or sell portfolio securities to raise cash in order to repurchase its shares in a Repurchase Offer. Selling portfolio securities may cause the market prices of these securities and hence the Fund's NAV to decline. If such a decline occurs, the Fund cannot predict its magnitude or whether such a decline would be temporary or continue until or beyond the date that is the deadline to tender shares for a given Repurchase Offer. Because the price per share to be paid in the Repurchase Offer will depend upon the NAV per share as determined on the actual pricing date, the sales proceeds received by tendering shareholders would be reduced if the decline continued until the actual pricing date. In addition, the sale of portfolio securities will increase the Fund's transaction expenses and the Fund may receive proceeds from the sale of portfolio securities that are less than their valuations by the Fund.

During the Repurchase Offer period, the Fund may be unable to sell liquid portfolio securities it would otherwise choose to sell during the period. The Fund is required to maintain liquid assets equal to at least the number of shares that the Fund will offer to repurchase between 5% and 25% of the Fund's shares outstanding, as required by Rule 23c-3 under the 1940 Act. Accordingly, due to a Repurchase Offer, the Fund's NAV per share may decline more than it otherwise might, thereby reducing the amount of proceeds received by tendering shareholders and the NAV per share for non-tendering shareholders. In addition, shareholders may not be able to liquidate all shares of the Fund they have tendered during a Repurchase Offer if the total amount of shares tendered by shareholders exceeds the number of shares that the Fund has offered to
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repurchase. If a Repurchase Offer is oversubscribed by shareholders, the Fund will repurchase only a pro rata portion of shares tendered by each shareholder.  Therefore, the Fund is designed primarily for long-term investors.
Distribution Policy Risk.  The Fund's distribution policy is to make quarterly distributions to shareholders.  All or a portion of a distribution may consist solely of a return of capital (i.e., from your original investment) and not a return of net profit.  Shareholders should not assume that the source of a distribution from the Fund is net profit.  Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.
Fund Liquidity Risk: Your investment in the Fund may be illiquid. Unlike traditional listed closed-end funds, the Fund has not listed its shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for its shares. Even if a secondary market develops, there can be no assurances that such a market will be efficient.  An investment in the Fund is not suitable for investors who need access to the money they invest. Unlike open-end funds, which generally permit redemptions on a daily basis, shares of the Fund will not be redeemable at an investor's option. For information about selling your shares in the Fund, see "PERIODIC OFFERS TO REPURCHASE SHARES" below.  The NAV of the Fund's shares may be volatile. As the Fund's shares are not traded, investors may not be able to dispose of their investment in the Fund no matter how poorly the Fund performs. The Fund is designed for long-term investors and not as a short-term trading vehicle.
Borrowing and Leverage Risk: The Fund has no current intent to borrow or use leverage.  Leverage is a speculative technique that exposes the Fund to greater risk and increased costs than if it were not implemented. There is no guarantee that the Fund will use leverage, or that the Fund's leveraging strategy will be successful.  Increases and decreases in the value of the Fund's portfolio will be magnified when the Fund uses leverage. As a result, leverage may cause greater volatility in the Fund's NAV, market price and the level of the Fund's distributions. Also, if the Fund is utilizing leverage, a decline in NAV could affect the ability of the Fund to make distributions and such a failure to make distributions could result in the Fund ceasing to qualify as a regulated investment company under the Code. The Fund will also have to pay interest or dividends on its leverage, which may reduce the return on Fund shares. This interest expense may be greater than the Fund's return on the underlying investment.
While the Fund has no current intent to borrow, the 1940 Act and the SEC's current rules, exemptions and interpretations thereunder, permit the Fund to borrow up to one-third of the value of its total assets (including the amount borrowed, but less all liabilities and indebtedness not represented by senior securities) from banks. The Fund is required to maintain continuous asset coverage of at least 300% with respect to such borrowings and to reduce the amount of its borrowings (within three days excluding Sundays and holidays) to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise. In the event that the Fund is required to reduce its borrowings, it may have to sell portfolio holdings, even if such sale of the Fund's holdings would be disadvantageous from an investment standpoint.  Leveraging by means of borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's NAV, and money borrowed will be subject to interest and other costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the income or gains received from the securities purchased with borrowed funds.
Cyber Security Risk.  As all financial services firms continue to face increased security threats, the Fund will face greater operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security threats may result from unauthorized access to the Fund's digital information systems (e.g., through "hacking" or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Fund works closely with third-party service providers (e.g., administrators, transfer agents, custodians and sub-advisers), cyber security breaches at such third-party service providers may subject the Fund to many of the same risks associated with direct cyber security breaches. The same is true for cyber security breaches at any of the issuers in which the Fund may invest. While the Fund has established risk management systems designed to reduce the risks associated with cyber security, there can be no assurance that such measures will succeed.
Possible Risk of Conflicts

Possible Competition Between Underlying Funds and Between the Fund and the Underlying Funds.  The Underlying Funds trade independently of each other and may pursue investment strategies that "compete" with each other for execution or that cause the Fund to participate in positions that offset each other (in which case the Fund would bear its pro rata share of commissions and fees without the potential for a profit).  Also, the Fund's investments in any particular Underlying Fund could
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increase the level of competition for the same trades that other Underlying Funds might otherwise make, including the priorities of order entry.  This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser's strategy.
Risks Associated with Debt Financing
Leveraging Risk.  The use of leverage, such as borrowing money to purchase securities, by the Fund will magnify the Fund's gains or losses.  The use of leverage via short selling and short positions in futures contracts will also magnify the Fund's gains or losses.  Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest and/or short selling related dividend expenses) than those of funds that do not use such techniques.  In addition, a lender to the Fund may terminate or refuse to renew any credit facility.  If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may further depress the returns on the Fund.
Credit Risk.  There is a risk that debt issuers will not make payments, resulting in losses to the Fund.  In addition, the credit quality of securities may be lowered if an issuer's financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult to sell the security.  Default, or the market's perception that an issuer is likely to default, could reduce the value and liquidity of securities, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.

MANAGEMENT OF THE FUND

Board of Trustees
The management and affairs of the Fund are supervised by the Board.  The Board consists of three individuals, two of whom are not "interested persons" of the Fund, as that term is defined in the 1940 Act (the "Independent Trustees").  The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.  The Board also oversees risk as part of its general oversight of the Fund. The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Fund, including, among other things, approving the investment objective, policies and procedures for the Fund. The Fund enters into agreements with various entities to manage the day-to-day operations of the Fund, including the Adviser, administrator, transfer agent, distributor and custodian. The Trustees are responsible for approving the agreements between these service providers and the Fund and exercising general service provider oversight.  The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board, are set forth under "Management of the Fund" in the SAI.

Investment Adviser
Union Square Capital Partners, LLC ("USQ"), 235 Whitehorse Lane, Suite 200, Kennett Square, PA 19348, serves as the investment adviser to the Fund under an investment advisory agreement with the Fund (the "Investment Advisory Agreement").  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Delaware limited liability company formed in October 2016, for the purpose of advising the Fund.   The majority of shares in the Adviser are owned indirectly by Chatham Financial Corp. ("Chatham"), a Pennsylvania corporation, which is controlled by J. Michael Bontrager because Mr. Bontrager is the sole member of the Board of Directors of Chatham Financial Corp. and controls more than 25% of the voting interests of Chatham Financial Corp. as of the date of this prospectus.

Chatham is a premier, independent partner for commercial real estate investors seeking capital markets solutions. For more than 20 years, Chatham has worked with its clients to provide comprehensive financial risk management and investment management services to common CRE financial challenges, including debt management, defeasance & prepayment, foreign currency hedging, hedge accounting, interest rate, hedging, investment banking, regulatory compliance, and valuation services. Chatham works with 6 of the 10 largest US listed REITs and approximately 50% of all US traded REITs. Chatham actively works with over 35 of the 2016 PERE 50.  The PERE 50, a ranking of the largest private real estate firms in the world, is published by PEI, a financial media group that focuses on global alternative assets, private equity, private real estate, infrastructure, and real assets.

Under the terms of the Investment Advisory Agreement, and subject to the authority of the Board, the Adviser will carry out the investment and reinvestment of the net assets of the Fund, furnish a continuous investment program with respect to the
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Fund, and determine which securities should be purchased, sold or exchanged.  In addition, the Adviser will furnish to the Fund office facilities, equipment and personnel for servicing the management of the Fund.  The Adviser will compensate all Adviser personnel who provide services to the Fund.  The Adviser may employ research services and service providers to assist in the Adviser's market analysis and investment selection.

Adviser's Investment Committee
The Adviser has established an Investment Committee comprised of three persons (the "Committee") responsible for: setting overall investment policies and strategies of the Adviser; reviewing the Private Investment Funds being considered for investment by the Adviser's clients, including the Fund; monitoring allocation targets for the investment portfolio of the Fund among the Private Investment Funds, Public Investment Funds and other entities in which the Fund intends to invest; evaluating the investment performance of the Portfolio and generally overseeing the activities of the portfolio manager (see below).  Notwithstanding the foregoing, as stated below, Mr. Miller is ultimately responsible for all investment decisions made for the Fund.

The members of the Committee, and their professional background and experience, are as follows:

•	Thomas E. Miller, CFA
Chief Investment Officer
Mr. Miller serves as the Chief Investment Officer of the Adviser, a position he has held since inception of the Adviser.  Previously, Mr. Miller was Head of Manager Research at Nationwide Investment Management Group where he was responsible for the oversight and implementation of the Quantitative Research, Qualitative Review, Risk Analysis, and Monitoring process for the Nationwide Funds, a $60 billion mutual fund family.  Mr. Miller's responsibilities included the selection, monitoring, and de-selection of the investment managers utilized across multiple platforms. Prior to leading the Manager Strategies team, Mr. Miller was an Associate Vice President, Product Management & Research at Nationwide Investment Management Group.  In that role, he was responsible for the day to day management of the Product Management team, which oversees over 100 investment products that support Nationwide Financial's retirement, annuity, life insurance and retail mutual fund businesses.  Prior to joining Nationwide, Mr. Miller was a financial analyst at The Vanguard Group Inc. and a product manager at Delaware Investments.  Mr. Miller holds a Bachelor's degree in Business from the Pennsylvania State University, and an MBA from West Chester University.  He also holds the Chartered Financial Analyst Designation (CFA).

•	S. Timothy Grugeon
Chief Executive Officer
 Mr. Grugeon serves as the Chief Executive Officer of the Adviser, a position he has held since inception of the Adviser. Mr. Grugeon has over forty years of experience in various aspects of the investment management industry including developing and managing investment products, marketing, distribution, trading, relationship management, and overseeing operations.  Previously, Mr. Grugeon served as Chief Operating Officer at Nationwide Investment Management Group where he was responsible for the oversight of all management aspects of the Nationwide Funds, a $60 billion mutual fund family. Prior to his fifteen year employment at Nationwide, Mr. Grugeon served as Chief Executive Officer at two other financial services firms, Aris Corporation of America, and Chesapeake Financial Group.

•	G. Keith Downing
Chief Operating Officer
Mr. Downing serves as the Chief Operating Officer of the Adviser, a position he has held since the inception of the Adviser.  Mr. Downing has over twenty years of experience in various aspects of the investment management industry including developing and managing investment products, relationship management, and overseeing fund operations.  Previously, Mr. Downing was the Director of Fund Administration at Nationwide Investment Management Group where he was responsible for the fund accounting, treasury, and custody operations for the Nationwide Funds, with more than 115 mutual funds and approximately $60 billion in assets under management.  Prior to that, Mr. Downing was the Director of Client Service at Clearbrook Financial and held various positions at SEI Investments Inc.  Mr. Downing obtained his Master of Business Administration (Finance Concentration) from Villanova University and earned his Bachelor of Arts in Accounting at Lynchburg College.
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Portfolio Managers

Subject to the oversight of the Committee as a whole, Mr. Miller, who is a member of the Committee and whose biographical information is presented above, serves as the Fund's portfolio manager .  Mr. Miller is ultimately responsible for all investment decisions made for the Fund, and is solely responsible for the day to day investment operations of the Fund.  Mr. Miller has served as a portfolio manager to the Fund since inception.

The Fund's Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of shares of the Fund.

The Adviser receives a monthly fee computed at the annual rate as follows: 0.65% (as a percentage of daily net assets) for up to $500 million in assets, 0.50% for $500 million to $1 billion in assets, 0.40% for $1 billion to $5 billion in assets, and 0.30% for $5 billion or more in assets.  The Adviser has contractually agreed through September 30 , 2018, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, Rule 12b-1 fees, and shareholder servicing expenses) do not exceed 0.85 % of average daily net assets (the "Expense Limitation Agreement").  The Expense Limitation Agreement may not be terminated prior to September 30 , 2018 unless the Board consents to an earlier revision or termination. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.

A discussion regarding the basis for the Board's approval of the Investment Advisory Agreement will be available in the Fund's [semi-annual report to shareholders for the period ending September 30, 2017. ]

Control Persons
A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a company or acknowledges the existence of control.  As of the date of this Prospectus, the Fund has not commenced operations and thus has no control persons.

ESTIMATED FUND EXPENSES

The Adviser is obligated to pay expenses associated with providing the services stated in the Investment Advisory Agreement, including compensation of and office space for its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund.  The Adviser is obligated to pay the fees of any Trustee of the Fund who is affiliated with it.
The Fund pays all other expenses incurred in the operation of the Fund including, among other things, (i) expenses for legal and independent accountants' services, (ii) costs of printing proxies, share certificates, if any, and reports to shareholders, (iii) charges of the custodian, administrator and transfer agent in connection with the Fund's dividend reinvestment policy, (iv) fees and expenses of independent Trustees, (v) printing costs, (vi) membership fees in trade association, (vii) fidelity bond coverage for the Fund's officers and Trustees, (viii) errors and omissions insurance for the Fund's officers and Trustees, (ix) brokerage costs, (x) taxes, (xi) costs associated with the Fund's quarterly repurchase offers, (xii) distribution fees, (xiii) shareholder servicing fees and (xiv) other extraordinary or non-recurring expenses and other expenses properly payable by the Fund. The expenses incident to the offering and issuance of shares to be issued by the Fund will be recorded as a reduction of capital of the Fund attributable to the shares.
On the basis of the anticipated size of the Fund, it is estimated that the Fund's annual operating expenses will be approximately $ 766,000 , which includes offering costs and does not take into account the effect of the Expense Limitation Agreement between the Fund and the Adviser.  However, no assurance can be given, in light of the Fund's investment objective and policies and the fact that the Fund's offering is continuous and shares are sold on a best efforts basis that actual annual operating expenses will not be substantially more or less than this estimate.
The initial operating expenses for a new fund, including start-up costs, which may be significant, may be higher than the expenses of an established fund.  Costs incurred in connection with the organization and initial offering of the Fund will be borne by the Adviser.  Thereafter, the Fund will bear the costs associated with its continuous offering of shares.

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CONFLICTS OF INTEREST

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of the Fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute Fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars," if any).  In addition, affiliates of the Manager may have potential conflicts of interest. For example, affiliates of the Adviser provide services to publicly traded real estate investment firms who may issue securities which can be bought or sold by the Fund or other accounts.  The Adviser has adopted policies and procedures and has structured its portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

The SAI provides additional information about the portfolio manager's compensation, other accounts managed and ownership of Fund shares.

PERFORMANCE

From time to time, the Fund advertises its performance. Performance information may include total return for specific time periods.  Total return is the change in value of an investment over a given period. Total return assumes any dividends and capital gains are reinvested.  Performance figures are always based on the Fund's past performance and do not guarantee future results. The Fund's total return will vary, depending on market conditions, the investments owned by the Fund, the Fund's operating expenses and the amount of capital gains or losses during the period. For a more detailed description of how the Fund calculates its performance figures, please see "Performance Information" in the SAI.

CONTINUOUS OFFERING

Shares of the Fund are offered for purchase in a continuous offering at their NAV per share next determined after an order is accepted, without any load or sales charge. The Fund has registered 10,000,000 shares and is authorized as a Delaware statutory trust to issue an unlimited number of shares.  The Fund may close at any time to new investments and, during such closings, only the reinvestment of dividends by existing shareholders will be permitted. The Fund may re-open or close to new investments at any time at the discretion of the Adviser, subject to approval by the Board.

USE OF PROCEEDS FROM SALES OF SHARES

The proceeds of this offering of shares will be up to $ 250,000,000 . There is no assurance that the Fund will raise such amount. The net proceeds of the continuous offering of shares will be invested in accordance with the Fund's investment objective and policies as soon as practicable after receipt.  The Fund expects that proceeds typically will be invested in Public Investment Funds on the next business day, while investments in Private Investment Funds will be made within a period not expected to exceed three months.  No arrangements have been made to place such proceeds in escrow, trust or a similar account. Costs incurred in connection with the organization and initial offering of the Fund will be borne by the Adviser.  Thereafter, the Fund will bear the costs associated with its continuous offering of shares.  Pending investment of the net proceeds in accordance with the Fund's investment objective and policies, the Fund may deviate from its investment objective and invest all or a portion of its assets in certain short-term investments, including money market funds or high quality, short-term debt securities, or hold cash. The Fund may be prevented from achieving its investment objective during any time in which the Fund's assets are not substantially invested in accordance with its principal investment strategies.
DETERMINATION OF NET ASSET VALUE

The NAV of shares of the Fund is determined daily, as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time).  The Fund does not calculate the NAV on dates the NYSE is closed for trading, which include New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Each share will be offered at NAV.  During the continuous offering, the price of the shares will increase
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or decrease on a daily basis according to the NAV of the shares.  In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations.
If market quotations are not readily available (as in the case of Private Investment Funds investing in private real estate), securities are valued at fair value as determined by the Board.  The Board has delegated the day to day responsibility for determining these fair values in accordance with the policies it has approved to the Adviser.  Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.  Like all investments that are valued at fair value, the Private Investment Funds will be difficult to value.  There is no single standard for determining fair value of a security.  Likewise, there can be no assurance that the Fund will be able to purchase or sell a portfolio security at the fair value price used to calculate a Fund's NAV. Rather, in determining the fair value of a security for which there are no readily available market quotations, the Adviser may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The Adviser may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.  The Adviser will attempt to obtain current information to value all fair valued securities, but it is anticipated that portfolio holdings of the Private Investment Funds could be available on no more than a quarterly basis.  Private Investment Funds that invest primarily in publicly traded securities are more easily valued.
Non-dollar-denominated securities, if any, are valued as of the close of the NYSE at the closing price of such securities in their principal trading market, but may be valued at fair value if subsequent events occurring before the computation of NAV materially have affected the value of the securities.  Trading may take place in foreign issues held by the Fund, if any, at times when the Fund is not open for business.  As a result, the Fund's NAV may change at times when it is not possible to purchase or sell shares of the Fund.  The Fund may use a third party pricing service to assist it in determining the market value of securities in the Fund's portfolio.  The Fund's NAV is calculated by dividing the value of the Fund's total assets (the value of the securities the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund's other liabilities by the total number of shares outstanding.
Readily marketable portfolio securities listed on the NYSE are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined.  If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day.  If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board shall determine in good faith to reflect its fair market value.  Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner.  Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities.  Securities trading on the NASDAQ are valued at the NASDAQ official closing price.
Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board deems appropriate to reflect their fair market value.  Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board believes reflect most closely the value of such securities.
The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable to that period, and that identify issues and valuation problems that have arisen, if any.  To the extent deemed necessary by the Adviser, the Board will review any securities valued by the Adviser in accordance with the Fund's valuation policies.

DISTRIBUTION OF FUND SHARES

Distributor
Quasar Distributors LLC ("Quasar"), 615 E. Michigan Street, Milwaukee, WI 53202, is the distributor for the shares of the Fund. Shares of the Fund are offered for purchase in a continuous offering at their NAV per share next determined after an
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order is accepted, without any load or sales charge.  Any purchase order may be rejected by Quasar or the Fund.  Quasar or the Fund also may suspend or terminate its offering of shares at any time.

Distribution Plan
The Fund, with respect to its Class IS shares, is authorized under a "Distribution Plan" to pay to the Distributor a Distribution Fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class IS shares. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under a Distribution Plan, the Fund pays the Distributor a Distribution Fee at an annual rate of 0.25% of average daily net assets attributable to Class IS shares. This Distribution Fee can be used to pay commissions and broker fees. Because the Distribution Fee is paid out of Class IS's assets on an ongoing basis, the Distribution Fee will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICING EXPENSES

Class I and Class IS shares of the Fund are subject to fees pursuant to a "Shareholder Services Plan" adopted by the Board. These fees, which are in addition to Rule 12b-1 fees as described above, are paid by the Fund to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Fund. Under the Shareholder Services Plan, the Fund may incur expenses on an annual basis equal up to a maximum of 0.10% of its average net assets attributable to Class I shares, and may incur expenses on an annual basis equal up to a maximum of 0.25% of its average net assets attributable to Class IS shares. However, many intermediaries do not charge the maximum permitted fee or even a portion thereof. For the current fiscal year, the shareholder servicing fee for Class I and Class IS shares is expected to be 0.10%.  Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

REVENUE SHARING

The Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Fund or which include the Fund as an investment option for their respective customers.  These payments are often referred to as "revenue sharing payments," and are paid from the Adviser's own legitimate profits and other of its own resources (not from the Fund's) and may be in addition to any Rule 12b-1 payments or shareholder servicing fees that are paid to broker-dealers and other financial intermediaries.

INVESTOR SUITABILITY

An investment in the Fund involves substantial risks and may not be suitable for all investors. You may lose money on your entire investment in the Fund. An investment in the Fund is suitable only for sophisticated, long-term investors who can bear the risks associated with the limited liquidity of the Fund's shares and should be viewed as a long-term investment. Before making an investment decision, prospective investors and their financial advisers should (i) consider the suitability of an investment in the Fund with respect to the investor's investment objective and personal situation, and (ii) consider factors such as personal net worth, income, age, risk tolerance and liquidity needs. The Fund should be considered an illiquid investment. Investors will not be able to redeem shares of the Fund on a daily basis because the Fund is a closed-end interval fund. The Fund's shares are not traded on an active market and there is currently no secondary market for the Fund's shares, nor does the Fund expect a secondary market for its shares to exist in the future.

PURCHASING FUND SHARES

How to Purchase Fund Shares
Financial institutions and intermediaries on behalf of their clients may purchase shares of the Fund by placing orders with U.S. Bancorp Fund Services, LLC, the Fund's transfer agent (or its authorized agent). Institutions and intermediaries that use certain proprietary systems of the Adviser may place orders electronically through those systems. Cash investments must be transmitted or delivered in federal funds to the Fund's wire agent by the close of business on the day after the order is placed. The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the
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Fund or its shareholders and could adversely affect the Fund or its operations. The Fund generally does not accept investments from non-U.S. investors and reserves the right to decline such investments.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares. These intermediaries are required by contract and applicable law to ensure that orders are executed at the NAV next determined after the intermediary receives the request in good form. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.  In accordance with the USA PATRIOT Act of 2001, please note that the financial institution or intermediary will verify certain information on your account as part of the Fund's Anti-Money Laundering Program. As requested by your financial intermediary, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. You also may be asked for a copy of your driver's license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above. After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail
To make an initial purchase by mail, complete an account application and mail the application, together with a check made payable to USQ Core Real Estate Fund to:

USQ Core Real Estate Fund
c/o U.S. Bancorp Fund Services, LLC,
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

All checks must be in U.S. dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders. The Fund does not accept postdated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares.

The transfer agent will charge a $25.00 fee against an investor's account, in addition to any loss sustained by the Fund, for any payment that is returned. It is the policy of the Fund not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Fund reserves the right to reject any application.

Minimum Purchases
The minimum initial investment in the Fund's Class IS Shares is $2,500, with a minimum subsequent investment of $100.  The minimum initial investment in the Fund's Class I Shares is $25,000, with a minimum subsequent investment of $100. Such minimum investment values will be subject to waiver in the Adviser's sole discretion. The Class I Shares are only available for purchase by: (i) those making a minimum investment of $25,000; (ii) banks, trust companies or similar financial institutions investing for their own account or for trust accounts for which they have authority to make investment decisions (subject to certain limitations); (iii) Trustees and retired Trustees of the Fund; (iv) trustees, directors, officers, employees of the Adviser and its affiliates, and their families and friends; (v) registered investment advisers purchasing Class I Shares on behalf of their clients where the registered investment advisers have executed a letter of intent acknowledging the intent to aggregate at least $25,000 in client Class I Share purchases; (vi) and certain retirement plans, fee-based programs or omnibus accounts. If you purchase shares through an intermediary, different minimum account requirements may apply. The Distributor and/or an officer of the Fund or Adviser reserves the right to waive the investment minimums under certain circumstances.
PERIODIC OFFERS TO REPURCHASE SHARES

The Fund is not aware of any currently existing secondary market for Fund shares and does not anticipate that a secondary market will develop for shares. A secondary market is a market, exchange facility, or system for quoting bid and asking prices where securities such as the shares can be readily bought and sold among holders of the securities after they are initially distributed. Without a secondary market, shares are not liquid, which means that they are not readily marketable.

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The Fund, however, has taken action to provide a measure of liquidity to shareholders. The Fund has adopted share repurchase policies as fundamental policies. This means the policies may not be changed without the vote of the holders of a majority of the Fund's outstanding voting securities. These policies provide that the Fund will make Repurchase Offers, which are quarterly offers by the Fund to repurchase a designated percentage of the outstanding shares owned by the Fund's shareholders. The Fund is therefore designed primarily for long-term investors.

The Fund will suspend or delay a Repurchase Offer only if certain regulatory requirements (described in the notice of the Repurchase Offer) are met. See "PERIODIC OFFERS TO REPURCHASE SHARES—Suspension or Postponement of Repurchase Offer."  Once every two years the Board may determine in its sole discretion to have one additional Repurchase Offer in addition to the regular quarterly Repurchase Offers.

Repurchase Dates
Once each quarter, the Fund will offer to repurchase at net asset value no less than 5% of the outstanding shares of the Fund, unless such offer is suspended or postponed in accordance with regulatory requirements (as discussed below). Shares will be repurchased at the NAV per share determined as of the close of regular trading on the NYSE no later than the 14th day after the Repurchase Request Deadline (defined below), or the next business day, if the 14th day is not a business day. The Board may establish other policies for repurchases of shares that are consistent with the 1940 Act, and other pertinent laws.

Repurchase Request Deadline
The "Repurchase Request Deadline" is the date by which shareholders wishing to tender shares for repurchase must respond to the Repurchase Offer.  When a Repurchase Offer commences, the Fund sends, at least 21 days before the Repurchase Request Deadline, written notice to each shareholder setting forth, among other things:

-	Detailed instructions for how to tender shares.
-
The percentage of outstanding shares that the Fund is offering to repurchase (the "Repurchase Amount") and the procedures for how the Fund will purchase shares on a pro rata basis if the offer is oversubscribed.

-	The date on which a shareholder's repurchase request is due (i.e., the Repurchase Request Deadline).
-	The date that will be used to determine the Fund's NAV applicable to the repurchase offer (the "Repurchase Pricing Date").
-	The date by which the Fund will pay to shareholders the proceeds from their shares accepted for repurchase (the "Repurchase Payment Deadline").
-
A statement that the NAV may fluctuate between the Repurchase Request Deadline and the Repurchase Pricing Date, if such dates do not coincide, and the possibility that the Fund may use an earlier Repurchase Pricing Date than the latest possible Repurchase Pricing Date under certain circumstances.

-	The procedures by which shareholders may tender their shares and the right of shareholders to withdraw or modify their tenders before the Repurchase Request Deadline.

-	The circumstances in which the Fund may suspend or postpone the Repurchase Offer.

This notice may be included in a shareholder report or other Fund document. The Repurchase Request Deadline will be strictly observed. If a shareholder fails to submit a repurchase request in good order by the Repurchase Request Deadline, the shareholder will be unable to liquidate shares until a subsequent repurchase offer, and will have to resubmit a request in the next repurchase offer. Shareholders may withdraw or change a repurchase request with a proper instruction submitted in good form at any point before the Repurchase Request Deadline.

Repurchase Amounts
The Board, in its sole discretion, will determine the Repurchase Offer Amount for a given Repurchase Request Deadline. It is expected that each Repurchase Offer Amount will be approximately 5-10% of the Fund's outstanding shares, subject to applicable law and to approval of the Board.  In all cases each Repurchase Offer Amount will be at least 5% and not more than 25% of the Fund's outstanding shares, as required by Rule 23c-3 under the 1940 Act.

If shareholders tender more than the Repurchase Offer Amount for a given Repurchase Offer, the Fund may repurchase, at the sole discretion of the Board, an additional amount of shares not exceeding 2% of the Fund shares outstanding on the Repurchase Request Deadline. If Fund shareholders tender more shares than the Fund decides to repurchase, whether the
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Repurchase Offer Amount or the Repurchase Offer Amount plus the 2% additional shares, the Fund will repurchase the shares on a pro rata basis, rounded down to the nearest full share. The Fund may, however, accept all Fund shares tendered by shareholders who own less than one hundred shares and who tender all their shares, before accepting on a pro rata basis shares tendered by other shareholders.

Repurchase Price
The date on which the repurchase price for shares is determined will be no later than the 14th day after the Repurchase Request Deadline (or the next business day, if the 14th day is not a business day). The Fund will distribute payment to shareholders no later than seven (7) calendar days after such date. The Fund's NAV per share may change materially between the date a repurchase offer is mailed and the Repurchase Request Deadline, and it may also change materially between the Repurchase Request Deadline and repurchase pricing date. The method by which the Fund calculates NAV is discussed above under "DETERMINATION OF NET ASSET VALUE." During the period an offer to repurchase is open, shareholders may obtain the current NAV by calling the Fund's transfer agent at (833) USQ-FUND .

Suspension or Postponement of Repurchase Offer
The Fund will not suspend or postpone a Repurchase Offer except if a majority of the Board, including a majority of the Board members who are not "interested persons" of the Fund, as defined in the 1940 Act (Independent Trustees), vote to do so, and only (a) if the Repurchase Offer would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code; (b) for any period during which the New York Stock Exchange or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (c) for any period during which any emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine its NAV; or (d) for such other periods as the SEC may by order permit for the protection of shareholders of the Fund. The Fund will send to its shareholders notice of any suspension or postponement and notice of any renewed Repurchase Offer after a suspension or postponement.

Special Considerations of Repurchases
Because there likely will not be a secondary market for shares, quarterly and any additional discretionary Repurchase Offers will provide the only source of liquidity for shareholders. If a secondary market were to develop for shares, however, the market price per share of the shares could, at times, vary from the NAV per share. A number of factors could cause these differences, including relative demand and supply of shares and the performance of the Fund. Repurchase Offers for shares at NAV would be expected to reduce any spread or gap that might develop between NAV and market price. However, there is no guarantee that these actions would cause shares to trade at a market price that equals or approximates NAV per share.
Although the Board believes that Repurchase Offers will generally benefit shareholders, the Fund's repurchase of shares will decrease the Fund's total assets. The Fund's expense ratio also may increase as a result of Repurchase Offers (assuming the repurchases are not offset by the issuance of additional shares). Such Repurchase Offers also may result in less investment flexibility for the Fund depending on the number of shares repurchased and the success of the Fund's continuous offering of shares. In addition, when the Fund borrows money for the purpose of financing the repurchase of shares in a Repurchase Offer, interest on the borrowings will reduce the Fund's net investment income. It is the Board's announced policy (which the Board may change) not to repurchase shares in a Repurchase Offer over the minimum amount required by the Fund's fundamental policies regarding Repurchase Offers if the Board determines that the repurchase is not in the Fund's best interest. Also, the size of any particular Repurchase Offer may be limited (above the minimum amount required for the Fund's fundamental policies) for the reasons discussed above or as a result of liquidity concerns.
To complete a Repurchase Offer for the repurchase of shares, the Fund may be required to sell portfolio securities. This may cause the Fund to realize gains or losses at a time when the Adviser would otherwise not do so.
The Board will consider other means of providing liquidity for shareholders if Repurchase Offers are ineffective in enabling the Fund to repurchase the amount of shares tendered by shareholders. These actions may include an evaluation of any secondary market that may exist for shares, and a determination of whether that market provides liquidity for shareholders. If the Board determines that a secondary market (if any) has failed to provide liquidity for shareholders, the Board may consider other available options to provide liquidity. One possibility that the Board may consider is listing the shares on a major domestic stock exchange or arranging for the quotation of shares on an over-the-counter market. Alternatively, the Fund might repurchase shares periodically in open market or private transactions, provided the Fund can do so on favorable investment
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terms. The Board will cause the Fund to take action the Board deems necessary or appropriate to provide liquidity for the shareholders in light of the specific facts and circumstances.
The Fund's repurchase of tendered shares is a taxable event to shareholders. The Fund will pay all costs and expenses associated with the making of any Repurchase Offer. An early withdrawal charge will be imposed on certain shares that have been accepted for repurchase pursuant to a Repurchase Offer, subject to certain waivers. In accordance with applicable rules of the SEC in effect at the time of the offer, the Fund also may make other offers to repurchase shares that it has issued.
Selling Shares in Writing
Generally, in a Repurchase Offer, requests to tender shares with a value of $100,000 or less can be made over the phone at (833) USQ-FUND provided that you do not hold share certificates and you have not changed your address by phone or online within the last 15 days. You may not tender over the phone more than $100,000 in shares during any single Repurchase Offer period. If your shares are held in street or nominee name, please contact your securities dealer to tender your shares by telephone. Otherwise, written instructions with respect to your tender of shares in a Repurchase Offer must be completed in the manner described, and on the appropriate forms included, in the notification to shareholders of the Repurchase Offer.
Sometimes, to protect you and the Fund we will need written instructions signed by all registered owners, with a signature guarantee for each owner, if:
-	you are selling more than $100,000 worth of shares;
-	you want your proceeds paid to someone who is not a registered owner; or
-	you want to send your proceeds somewhere other than the address of record, or preauthorized bank or brokerage firm account.

We also may require a signature guarantee when: we receive instructions from an agent, not the registered owners; you want to send your proceeds to a bank account that was added or changed on your account without a signature guarantee within the last 15 days; you want to send proceeds to your address that was changed without a signature guarantee within the last 15 days; or we believe it would protect the Fund against potential claims based on the instructions received. A signature guarantee helps protect your account against fraud. You can obtain a signature guarantee at most banks and securities dealers. A notary public CANNOT provide a signature guarantee.
Selling Recently Purchased Shares
If you sell shares recently purchased, we may delay sending you the proceeds until your check, draft or wire/electronic funds transfer has cleared, which may take seven business days.
Repurchase Proceeds
The Fund generally pays sale (redemption) proceeds in cash.  Your repurchase amount will be sent within seven days after the Repurchase Pricing Date described above assuming we receive your request in proper form by the Repurchase Request Deadline.
MARKET TIMING POLICY

Excessive or short-term purchases and redemptions of Fund shares have the potential to harm the Fund and its long-term shareholders.  Such frequent purchases and redemptions of Fund shares may lead to, among other things, dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of the Fund's portfolio and increased brokerage and administrative costs.

The Fund is not designed to serve as a vehicle for frequent purchases and redemptions of Fund shares in response to short-term fluctuations in the securities markets.  The advantages of market timing generally accrue from purchasing into and redeeming out of a fund in a short time period.  Open-end funds, which issue shares that may be purchased and redeemed each business day, allow for the timing of such trading to a much greater extent than closed-end funds such as the Fund, whose shares are not redeemable and may be repurchased only in limited circumstances. Consequently, the Fund is less likely to encounter market timing for its shares than an open-end fund would be. The ability of shareholders of the Fund to engage in market timing with respect to shares of the Fund is very limited because shareholders may have their shares repurchased by the Fund only on the four days a year that are the dates of the quarterly Repurchase Request Deadlines and pricing for the repurchases may occur
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several days after the request deadline. These dates are selected by the Fund's Board, which further prevents the shareholders from timing when they have their shares repurchased.

Notwithstanding the foregoing, the Fund's Board has adopted policies and procedures that are designed to deter such excessive or short-term purchases and redemptions of Fund shares.  The Fund reserves the right to take appropriate action as it deems necessary to combat excessive or short-term purchases and redemptions of Fund shares, including, but not limited to, refusing to accept purchase orders.  The Fund also works with intermediaries that sell or facilitate the sale of Fund shares to identify abusive trading practices in omnibus accounts. Under no circumstances will the Fund, the Adviser or the Distributor enter into any agreements with any investor to encourage, accommodate or facilitate excessive or short-term purchases or redemptions of the Fund. The Adviser maintains processes to monitor and identify abusive or excessive short-term purchase and redemption activity in the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

Dividends and Distributions. The Fund intends to qualify each year as a regulated investment company under Subchapter M the Code.  As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you.  The Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends on a quarterly basis.  The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.  Distributions declared to shareholders with a record date in December – if paid to you by the end of January – are taxable for federal income tax purposes as if received in December.  The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund's shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect.

The Board reserves the right to change the quarterly distribution policy from time to time.

Dividend Reinvestment Policy. The Fund will operate under a dividend reinvestment policy administered by U.S. Bancorp Fund Services, LLC (the "Agent").  Pursuant to that policy, the Fund's income dividends or capital gains or other distributions (each, a "Distribution" and collectively, "Distributions"), net of any applicable U.S. withholding tax, will be reinvested in the same class of shares of the Fund.

Shareholders automatically participate in the dividend reinvestment policy, unless and until an election is made to withdraw from the policy on behalf of such participating shareholder. Shareholders who do not wish to have Distributions automatically reinvested should so notify the Agent in writing at USQ Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Such written notice must be received by the Agent 30 days prior to the record date of the Distribution or the shareholder will receive such Distribution in shares through the dividend reinvestment policy.

Under the dividend reinvestment policy, the Fund's Distributions to shareholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution, the Agent, on the shareholder's behalf, will receive additional authorized shares from the Fund. Such shares will be either newly issued or repurchased from shareholders by the Fund and held as treasury stock. The number of shares to be received when Distributions are reinvested will be determined by dividing the amount of the Distribution by the Fund's NAV per share.

The Agent will maintain all shareholder accounts and furnish written confirmations of all transactions in the accounts, including information needed by shareholders for personal and tax records. The Agent will hold shares in the account of the shareholders in non-certificated form in the name of the participant, and each shareholder's proxy, if any, will include those
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shares purchased pursuant to the dividend reinvestment policy. Each participant, nevertheless, has the right to request certificates for whole and fractional shares owned. The Fund will issue certificates in its sole discretion. The Agent will distribute all proxy solicitation materials, if any, to participating shareholders.

In the case of shareholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating under the dividend reinvestment policy, the Agent will administer the dividend reinvestment policy on the basis of the number of shares certified from time to time by the record shareholder as representing the total amount of shares registered in the shareholder's name and held for the account of beneficial owners participating under the dividend reinvestment policy.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the dividend reinvestment policy, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participant's account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. See "DIVIDENDS, DISTRIBUTIONS AND TAXES" below.

The Fund reserves the right to amend or terminate the dividend reinvestment policy. There is no direct service charge to participants with regard to purchases under the dividend reinvestment policy; however, the Fund reserves the right to amend the dividend reinvestment policy to include a service charge payable by the participants.

All correspondence concerning the dividend reinvestment policy should be directed to the Agent at USQ Funds c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701. Certain transactions can be performed by calling the toll free number (833) USQ-FUND .

Annual Statements. Each year, you will receive an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns.  The Fund makes every effort to search for reclassified income to reduce the number of corrected forms mailed to you.  However, when necessary, you will receive a corrected Form 1099 to reflect reclassified information.

Avoid "Buying a Dividend."  At the time you purchase your Fund shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation in value of portfolio securities held by the Fund.  For taxable investors, a subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable.  Buying shares in the Fund just before it declares an income dividend or capital gains distribution is sometimes known as "buying a dividend."

TAX CONSIDERATIONS

Fund Distributions.  The Fund expects, based on its investment objective and strategies, that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both.  This is true whether you reinvest your distributions in additional Fund shares or receive them in cash.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares.

The Fund may be subject to foreign taxes on its investments.  If the Fund qualifies to pass through to you the tax benefits from foreign taxes it pays on its investments, and elects to do so, then any foreign taxes it pays on these investments may be passed through to you as a foreign tax credit.  You will then be required to include your pro-rata share of these taxes in gross income, even though not actually received by you, and will be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax.

Repurchase of Fund Shares.  Under the Code, a repurchase of shares by the Fund pursuant to a Repurchase Offer will be treated as a sale or exchange of the shares if the repurchase (a) results in a complete termination of the shareholder's interest in
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the Fund, (b) is "substantially disproportionate" with respect to the shareholder (generally meaning that after the repurchase the shareholder's percentage interest in the Fund is less than 80% of his or her percentage interest prior to the repurchase), or (c) is "not essentially equivalent to a dividend."  If any of the three tests is met, a repurchase of shares will result in a taxable gain or loss equal to the difference between the amount realized and the shareholder's basis in the shares repurchased.  Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less.  If none of the three tests described above is met with respect to a repurchase, then amounts received by a shareholder will be taxable as a dividend, return of capital and/or capital gain, depending on the fund's earnings and profits and the shareholder's basis in the tendered shares.  Under such circumstances, it is also possible that non-tendering shareholders may be considered to have received a deemed distribution as a result of the fund's purchase of tendered shares, and all or a portion of that deemed distribution may be taxable as a dividend.

Medicare Tax.  A 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from repurchases or other taxable dispositions of Fund Shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds a threshold amount.  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Cost Basis.  The Fund is required to report to you and the IRS annually on Form 1099-B not only the gross proceeds of Fund Shares you redeem, but also the cost basis of Shares where the cost basis of the Shares is known by the Fund (referred to as "covered shares").  Cost basis will be calculated using the Fund's default method, unless you instruct the Fund to use a different calculation method.  Shareholders should carefully review the cost basis information provided by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.  If your account is held by your investment representative (financial advisor or other broker), please contact that representative with respect to reporting of cost basis and available elections for your account.  Tax-advantaged retirement accounts will not be affected.

Backup Withholding. By law, if you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains, or proceeds from the sale of your shares.  The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

State and Local Taxes.  Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.

Non-U.S. Investors. Non-U.S. investors may be subject to U.S. withholding tax at a 30% or lower treaty rate and U.S. estate tax and are subject to special U.S. tax certification requirements to avoid backup withholding and claim any treaty benefits. Exemptions from U.S. withholding tax are provided for certain capital gain dividends paid by the Fund from net long-term capital gains, if any, interest-related dividends paid by the Fund from its qualified net interest income from U.S. sources and short-term capital gain dividends, if such amounts are reported by the Fund.  However, notwithstanding such exemptions from U.S. withholding at the source, any such dividends and distributions of income and capital gains will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Other Reporting and Withholding Requirements. Under the Foreign Account Tax Compliance Act ("FATCA"), the Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions or foreign entities, that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts: (a) income dividends and (b) after December 31, 2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund Shares. The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA or similar laws.  Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

This discussion of "DIVIDENDS, DISTRIBUTIONS AND TAXES" is not intended or written to be used as tax advice.  Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local or foreign tax consequences before making an investment in the Fund.

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CAPITAL STRUCTURE

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on December 2, 2016.  The Fund's Declaration of Trust (the "Declaration of Trust") provides that the Trustees of the Fund may authorize separate classes of shares of beneficial interest.  The Trustees have authorized an unlimited number of shares.  The Fund does not intend to hold annual meetings of its shareholders.

Shares
The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value.  Each share of the Fund represents an equal proportionate interest in the assets of the Fund with each other share in the Fund.  Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board.  The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly.  Unless the registered owner of shares elects to receive cash, all dividends declared on shares will be automatically reinvested for shareholders in additional shares of the Fund.  See "DIVIDENDS, DISTRIBUTIONS AND TAXES––Distributions––Dividend Reinvestment Policy."  The 1940 Act may limit the payment of dividends to the holders of shares.  Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC.  Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders.  The shares are not liable to further calls or to assessment by the Fund.  There are no pre-emptive rights associated with the shares.  The Declaration of Trust provides that the Fund's shareholders are not liable for any liabilities of the Fund.  Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund generally will not issue share certificates.  However, upon written request to the Fund's transfer agent, a share certificate may be issued at the Board's discretion for any or all of the full shares credited to an investor's account.  Share certificates that have been issued to an investor may be returned at any time.  The Fund's transfer agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery.  The Fund's transfer agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

COUNSEL, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND SERVICE PROVIDERS

Legal Counsel and Independent Registered Public Accounting Firm
Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, NW, Suite 500, Washington, D.C. 20036, serves as legal counsel to the Fund. [____], [Address], serves as the independent registered public accounting firm for the Fund.

Custodian, Fund Administrator, Transfer Agent, Fund Accountant and Shareholder Servicing Agents
U.S. Bank, N.A. serves as custodian for the Fund's cash and securities.  U.S. Bank, N.A. does not assist in, and is not responsible for, investment decisions involving assets of the Fund. U.S. Bancorp Fund Services, LLC serves as the Fund's administrator, transfer agent and fund accountant.  In addition, certain other organizations that provide recordkeeping and other shareholder services may be entitled to receive fees from the Fund for shareholder support.  Such support may include, among other things, assisting investors in processing their purchase, exchange or redemption requests, or processing dividend and distribution payments.

OTHER INFORMATION ABOUT THE FUND

Commodity Pool Operator Exclusion
The Adviser has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act ("CEA") and the rules of the CFTC with respect to the Fund.  The Adviser is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Fund.  The Fund is not intended as a vehicle for trading in the futures, commodity options or swaps markets.  In addition, the Adviser is relying upon a related exclusion from the definition
35

of commodity trading advisor under the CEA and the rules of the CFTC.  The CFTC has neither reviewed nor approved the Adviser's reliance on these exclusions, or the Fund, its investment strategies or this Prospectus.
36

TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION ABOUT THE FUND	1
DIVERSIFICATION OF THE FUND	1
NON-FUNDAMENTAL INVESTMENT OBJECTIVE	1
ADDITIONAL INVESTMENT POLICIES AND LIMITATIONS	2
FUNDAMENTAL REPURCHASE OFFER POLICIES	3
ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS	3
DISCLOSURE OF PORTFOLIO HOLDINGS	20
MANAGEMENT OF THE FUND	21
INVESTMENT ADVISER AND PORTFOLIO MANAGER	25
DISTRIBUTION OF FUND SHARES	27
SHAREHOLDER SERVICING EXPENSES	28
REVENUE SHARING	28
SERVICE PROVIDERS	29
ANTI-MONEY LAUNDERING PROGRAM	29
CODES OF ETHICS	30
PROXY VOTING GUIDELINES	30
PORTFOLIO TRANSACTIONS	30
TAXES	31
PERFORMANCE INFORMATION	44
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	45
LEGAL COUNSEL	45
FINANCIAL STATEMENTS	45
APPENDIX A	A-1

37

APPENDIX A

PRIVACY POLICY

USQ CORE REAL ESTATE FUND
UNION SQUARE CAPITAL PARTNERS, LLC

[To be included in subsequent filing.]
A-1

Prospectus
[______], 2017

FOR MORE INFORMATION
You may obtain the following and other information on the Fund free of charge:

SAI dated [__], 2017:
The Fund's SAI provides more details about the Fund's policies and management.  The Fund's SAI is incorporated by reference into this Prospectus.

Annual and Semi-Annual Report:
The annual and semi-annual reports will provide additional information about the Fund's investments, as well as the most recent financial reports and portfolio listings.  The annual report will contain a discussion of the market conditions and investment strategies that affected the Fund's performance during the last fiscal year.
To receive any of these documents or a copy of the Fund's prospectus free of charge or to make inquiries or request additional information about the Fund, please contact us.

By Telephone:
(833) USQ-FUND

By Mail:
USQ Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

By Internet:
USQFunds .com

From the SEC:
You may review and obtain copies of the Fund's information (including the SAI) at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-23219
Quasar Distributors LLC, the Fund's Distributor

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

Subject to completion, dated [_____], 2017

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

USQ Core Real Estate Fund
Shares of Beneficial Interest
Class I Shares ( USQIX ) & Class IS Shares ( USQSX )

Statement of Additional Information

[_____], 2017

This Statement of Additional Information ("SAI") provides general information about the USQ Core Real Estate Fund (the "Fund").  This SAI is not a prospectus and should be read in conjunction with the Fund's current Prospectus (the "Prospectus") dated [_____], 2017, as supplemented and amended from time to time.  This SAI is incorporated by reference into the Prospectus.  Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus.

You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing any of the Fund's securities. A copy of the Prospectus may be obtained without charge by calling the Fund toll-free at (833) USQ-FUND , or by visiting http://www. USQFunds .com. Information on this website is not incorporated herein by reference. The registration statement of which the Prospectus is a part can be reviewed and copied at the Public Reference Room of the SEC at 100 F Street NE, Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at (202) 551-8090. The Fund's filings with the SEC also are available to the public on the SEC's Internet web site at www.sec.gov. Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 100 F Street NE, Washington, D.C. 20549.

USQ Core Real Estate Fund
235 Whitehorse Lane, Suite 200
Kennett Square, PA 19348
(833) 877-3863

TABLE OF CONTENTS

GENERAL INFORMATION ABOUT THE FUND	1
DIVERSIFICATION OF THE FUND	1
NON-FUNDAMENTAL INVESTMENT OBJECTIVE	1
ADDITIONAL INVESTMENT POLICIES AND LIMITATIONS	2
FUNDAMENTAL REPURCHASE OFFER POLICIES	3
ADDITIONAL INVESTMENT STRATEGIES AND ASSOCIATED RISKS	3
DISCLOSURE OF PORTFOLIO HOLDINGS	20
MANAGEMENT OF THE FUND	21
INVESTMENT ADVISER AND PORTFOLIO MANAGER	25
DISTRIBUTION OF FUND SHARES	27
SHAREHOLDER SERVICING EXPENSES	28
REVENUE SHARING	28
SERVICE PROVIDERS	29
ANTI-MONEY LAUNDERING PROGRAM	29
CODES OF ETHICS	30
PROXY VOTING GUIDELINES	30
PORTFOLIO TRANSACTIONS	30
TAXES	31
PERFORMANCE INFORMATION	44
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	45
LEGAL COUNSEL	45
FINANCIAL STATEMENTS	45
APPENDIX A	A-1

General Information about the Fund

The USQ Core Real Estate Fund (the "Fund") is a continuously offered, non-diversified, closed-end management investment company, organized as a Delaware statutory trust on December 2, 2016. The Fund operates as an interval fund pursuant to Rule 23c-3 under the Investment Company Act of 1940 (the "1940 Act") and, as such, offers to repurchase at least 5% and not more than 25% of its outstanding shares at their net asset value ("NAV") as of or prior to the end of each fiscal quarter.  The Fund's principal office is located at 235 Whitehorse Lane, Suite 200, Kennett Square, PA 19348, and its telephone number is (833) USQ-FUND .

Union Square Capital Partners, LLC serves as the investment adviser to the Fund ("USQ" or the "Adviser").  For more information about the Adviser, see "Investment Adviser and Portfolio Manager" below.

The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters that exclusively affect such class. In addition, each share of the Fund is entitled to participate, on a class-specific basis, equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights unless an exchange or conversion feature is described in the Fund's Prospectus. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.
The Fund offers multiple classes of shares, including Class I and Class IS shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different (or no) distribution and shareholder servicing fees; (ii) each class of shares may have different shareholder features, such as minimum investment amounts; (iii) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees (the "Board") may classify and reclassify the shares of the Fund into additional classes of shares at a future date.

Diversification of the Fund

The Fund is classified as non-diversified under the 1940 Act.  This means that, pursuant to the 1940 Act, there is no restriction as to how much the Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund intends to comply, as of the end of each taxable quarter, with certain diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, the Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of the Fund's total assets.  In addition, with respect to 50% of the Fund's total assets, no investment can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer.

As a non-diversified investment company, the Fund may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

Non-Fundamental Investment Objective

The Fund's investment objective is to generate a return comprised of both current income and capital appreciation with moderate volatility and low correlation to the broader markets.  The Fund's investment objective is non-fundamental and may be changed by the Board without shareholder approval.

Additional Investment Policies and Limitations

With respect to the Fund's investment policies and limitations, percentage limitations apply only at the time of investment.  A later increase or decrease in a percentage that results from a change in value in the portfolio securities held by the Fund will not be considered a violation of such limitation, and the Fund will not necessarily have to sell a portfolio security or adjust its holdings in order to comply.  For purposes of such policies and limitations, the Fund considers instruments (such as certificates of deposit and demand and time deposits) issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be cash items.

Fundamental Policies and Limitations

The Fund has adopted and is subject to the following fundamental policies.  These policies of the Fund may be changed only with the approval of the holders of a "majority of the outstanding voting securities" of the Fund, as defined by the 1940 Act. Under the 1940 Act, the authorization of a "majority of the outstanding voting securities" means the affirmative vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund's outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.
Borrow money, except as the 1940 Act, any rules or orders thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof, may permit.  The Fund may borrow money for investment purposes, for temporary liquidity or to finance the repurchase of shares.

2.	Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof.

3.	Purchase securities on margin, but may sell securities short and write call options.

4.
Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended (the "Securities Act") in connection with the disposition of its portfolio securities.  The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public) to the extent permitted by the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof.

5.
Invest more than 25% of the market value of its assets in the securities of companies or entities engaged in any one industry, except the real estate industry.  This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities, as well as to investments in investment companies that primarily invest in such securities.  Under normal circumstances, the Fund invests over 25% of its total assets in the securities of companies or entities in the real estate industry.

6.
Purchase or sell commodities or commodity contracts, including futures contracts, except to the extent permitted by the 1940 Act or other governing statute, by the rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

7.
Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities.

Additional Fundamental Policy Regarding Real Estate Investments:

1.
The Fund may invest up to 100% of its assets in real estate or interests in real estate, securities that are secured by or represent interests in real estate (e.g. mortgage loans evidenced by notes or other writings defined to be a type of security), mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Non-Fundamental Policy

In addition to the fundamental policies and limitations described above, and the various investment policies described in the Prospectus, the Fund has adopted and is subject to the following non-fundamental policy.  Any non-fundamental policy of the Fund may be changed by the Board without shareholder approval.

1.
The Fund will invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in real estate industry securities, as defined in the Prospectus.  Shareholders of the Fund will be provided with at least 60 days prior notice of any change in the Fund's 80% policy.  The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy."  The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

Fundamental Repurchase Offer Policies

As noted in the Prospectus, the Fund has adopted and is subject to repurchase offer policies, which are fundamental and may be changed only with the approval of the holders of a "majority of the outstanding voting securities" of the Fund, as that term is defined by the 1940 Act.  Under the 1940 Act, the authorization of a "majority of the outstanding voting securities" means the affirmative vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of the Fund's outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.  The Fund's repurchase offer policies are as follows (defined terms in the following policies, other than the "Fund," are as defined in Rule 23c-3 as adopted, and amended from time to time, under the 1940 Act):

1.
The Fund will conduct Repurchase Offers at Periodic Intervals, pursuant to Rule 23c-3 under the 1940 Act, as that Rule may be amended from time to time, and as it is interpreted by the SEC or its staff, or other regulatory authorities having jurisdiction or their staffs, from time to time, and in accordance with any exemptive relief granted to the Fund or generally to closed-end investment companies by the SEC or other regulatory authority having jurisdiction from time to time;

2.
The Periodic Intervals will be intervals of three calendar months, or Periodic Intervals or other intervals of time in accordance with any exemptive relief granted to the Fund by the SEC or other regulatory authority having jurisdiction from time to time;

3.
The Fund must receive repurchase requests submitted by shareholders in response to the Fund's repurchase offer no less than 21 days and more than 42 of the date the repurchase offer is made (or the preceding business day if the New York Stock Exchange is closed on that day) (the "Repurchase Request Deadline");

4.
The maximum number of days between the Repurchase Request Deadline and the related Repurchase Pricing Date shall be 14 days, provided that, if the 14th day of such period is not a business day, the Repurchase Pricing Date shall occur on the next business day.

Additional Investment Strategies and Associated Risks

The Adviser is responsible for constructing and monitoring the portfolio strategy for the Fund.  The Fund invests in securities consistent with the Fund's investment objective(s) and strategies.  The potential risks and returns of the Fund vary with the degree to which the Fund invests in a particular market segment and/or asset class.

The Fund's investment objective and principal investment strategies, as well as the principal risks associated with the Fund's investment strategies, are set forth in the "PRINCIPAL INVESTMENT OBJECTIVE, POLICIES AND

STRATEGIES" section of the Prospectus. Certain additional investment information is set forth below. Unless otherwise noted, all of the other investment policies and strategies described in the Prospectus or hereafter are non‑fundamental and may be changed without shareholder approval.  No assurance can be given that any or all investment strategies, or the Fund's investment program, will be successful.  The Adviser is responsible for allocating the Fund's assets among various securities using its investment strategies, subject to policies adopted by the Board.  Additional information regarding the types of securities and financial instruments in which the Fund may invest is set forth below.  The Fund is permitted to hold securities and engage in various strategies as described hereafter, but is not obligated to do so, except as otherwise noted.

Private Investment Funds
The Fund attempts to achieve its investment objectives by allocating its capital among a select group of institutional asset managers with expertise in managing portfolios of real estate and real estate related securities.  Private Investment Funds typically accept investments on a quarterly basis, have quarterly repurchases, and do not have a defined termination date.
In addition to diversification across property type and geographic markets, Private Investment Funds may diversify by differing underlying economic drivers, including anticipated job growth, population growth or inflation.  No specific limits have been established within the Fund's investment guidelines for property type and geographic investments; however, many of the Private Investment Funds have NAV limitations for any one individual property held by such Funds relative to the NAV of the Private Investment Fund's overall portfolio.  While some institutional asset managers will seek diversification across property types, certain Private Investment Funds may have a more specific focus and not seek such diversification, but instead utilize an investment strategy utilizing expertise within specific or multiple property categories.
The Private Investment Funds may utilize leverage, pursuant to their operative documents, as a way to seek or enhance returns.  Dependent upon the investment strategy, geographic focus and/or other economic or property specific factors, each Private Investment Fund will have differing limitations on the utilization of leverage.  Such limitations are Private Investment Fund specific and may apply to an overall portfolio limitation as well as a property specific limitation.  While the Fund has no current intent to borrow, the Fund will limit its borrowing and the overall leverage of its portfolio to an amount that does not exceed 33 1/3% of the Fund's gross asset value.
Public Investment Funds
The Fund may invest in securities of other investment companies, including mutual funds, closed-end funds and ETFs.  The Fund will indirectly bear its proportionate share of any management fees and other expenses paid by investment companies in which it invests, in addition to the management fees (and other expenses) paid by the Fund.
The 1940 Act provides that the Fund may not: (1) purchase more than 3% of an investment company's outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the "5% Limit"), and (3) invest more than 10% of its assets in investment companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.
In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund: the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Further, the Fund may rely on Rule 12d1-3, which allows unaffiliated investment companies to exceed the 5% Limit and the 10% Limit, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by FINRA for funds of funds.
The Fund and any "affiliated persons," as defined by the 1940 Act, may purchase in the aggregate only up to 3% of the total outstanding securities of any investment company. Accordingly, when affiliated persons hold shares of any investment company, the Fund's ability to invest fully in shares of that fund is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference. The 1940 Act also provides that an investment company whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the Investment Fund's outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an investment company's outstanding securities therefore, will be considered not readily marketable securities.
ETFs are shares of unaffiliated investment companies issuing shares which are traded like traditional equity securities on a national stock exchange.  Much like an index mutual fund, an ETF represents a portfolio of securities, which is often designed to track a particular market segment or index.  An investment in an ETF, like one in any investment company, carries the same risks as those of its underlying securities.  An ETF may fail to accurately track the returns of the market segment or index that it is designed to track, and the price of an ETF's shares may fluctuate or lose money.  In addition, because they, unlike other investment companies, are traded on an exchange, ETFs are subject to the following risks: (i) the market price of the ETF's shares may trade at a premium or discount to the ETF's net asset value; (ii) an active trading market for an ETF may not develop or be maintained; and (iii) there is no assurance that the requirements of the exchange necessary to maintain the listing of the ETF will continue to be met or remain unchanged.  In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the Fund's shares could also be substantially and adversely affected.
Mortgage-Backed Securities
Mortgage-backed securities, represent an ownership interest in a pool of mortgage loans, usually originated by mortgage bankers, commercial banks, savings and loan associations, savings banks and credit unions to finance purchases of homes, commercial buildings or other real estate. The individual mortgage loans are packaged or "pooled" together for sale to investors. These mortgage loans may have either fixed or adjustable interest rates. A guarantee or other form of credit support may be attached to a mortgage-backed security to protect against default on obligations.

As the underlying mortgage loans are paid off, investors receive principal and interest payments, which "pass-through" when received from individual borrowers, net of any fees owed to the administrator, guarantor or other service providers. Some mortgage-backed securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond).

Mortgage-backed securities are based on different types of mortgages, including those on commercial real estate or residential properties. The primary issuers or guarantors of mortgage-backed securities have historically been the Government National Mortgage Association (GNMA, or "Ginnie Mae"), the Federal National Mortgage Association (FNMA, or "Fannie Mae") and the Federal Home Loan Mortgage Corporation (FHLMC, or "Freddie Mac"). Other issuers of mortgage-backed securities include commercial banks and other private lenders.

Ginnie Mae is a wholly-owned United States government corporation within the Department of Housing and Urban Development. Ginnie Mae guarantees the principal and interest on securities issued by institutions approved by Ginnie Mae (such as savings and loan institutions, commercial banks and mortgage bankers). Ginnie Mae also guarantees the principal and interest on securities backed by pools of mortgages insured by the Federal Housing Administration (the "FHA"), or guaranteed by the Department of Veterans Affairs (the "VA"). Ginnie Mae's guarantees are backed by the full faith and credit of the U.S. government. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage-backed securities nor do they extend to the value of the Fund's shares which will fluctuate daily with market conditions.

Fannie Mae is a government-sponsored corporation, but its common stock is owned by private stockholders. Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae, but are not backed by the full faith and credit of the U.S. government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks but now its common stock is owned entirely by private stockholders. Freddie Mac issues Participation Certificates (PCs), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

Although the mortgage-backed securities of Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government, the Secretary of the Treasury has the authority to support Fannie Mae and Freddie Mac by purchasing limited amounts of their respective obligations. The yields on these mortgage-backed securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk. The U.S. government, in the past, provided financial support to Fannie Mae and Freddie Mac, but the U.S. government has no legal obligation to do so, and no assurance can be given that the U.S. government will continue to do so.

On September 6, 2008, the Federal Housing Finance Agency ("FHFA") placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. Also, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement imposing various covenants that severely limit each enterprise's operations.

Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations associated with its mortgage-backed securities. The FHFA has the power to repudiate any contract entered into by Fannie Mae and Freddie Mac prior to FHFA's appointment as conservator or receiver, including the guaranty obligations of Fannie Mae and Freddie Mac. Accordingly, securities issued by Fannie Mae and Freddie Mac will involve a risk of non-payment of principal and interest.

Issuers of private mortgage-backed securities, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers, are not U.S. government agencies and may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities, or they may partner with a government entity by issuing mortgage loans guaranteed or sponsored by the U.S. government or a U.S. government agency or sponsored enterprise. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or government agency guarantees of payment. The risk of loss due to default on private mortgage-backed securities is historically higher because neither the U.S. government nor an agency or instrumentality have guaranteed them. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. Government entities, private insurance companies or the private mortgage poolers issue the insurance and guarantees. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage-backed security meets the Fund's quality standards. The Fund may buy mortgage-backed securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, the Adviser determines that the securities meet the Fund's quality standards. Private mortgage-backed securities whose underlying assets are neither U.S. government securities nor U.S. government-insured mortgages, to the extent that real properties securing such assets may be located in the same geographical region, may also be subject to a greater risk of default than other comparable securities in the event of adverse economic, political or business developments that may affect such region and, ultimately, the ability of property owners to make payments of principal and interest on the underlying mortgages. Non-government mortgage-backed securities are generally subject to greater price volatility than those issued, guaranteed or sponsored by government entities because of the greater risk of default in adverse market conditions. Where a guarantee is provided by a private guarantor, the Fund is subject to the credit risk of such guarantor, especially when the guarantor doubles as the originator.

Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, are not subject to the Fund's industry concentration restrictions, set forth under "Fundamental Investment Policies," by virtue of the exclusion from that test available to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities. In the case of privately issued mortgage-backed securities, the Fund categorizes the securities by the issuer's industry for purposes of the Fund's industry concentration restrictions.

Mortgage securities may include interests in pools of (i) reperforming loans, meaning that the mortgage loans are current, including because of loan modifications, but had been delinquent in the past and (ii) non-performing loans, meaning that the mortgage loans are not current. Such mortgage securities present increased risks of default, including non-payment of principal and interest.

In addition to the special risks described below, mortgage securities are subject to many of the same risks as other types of debt securities. The market value of mortgage securities, like other debt securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. Mortgage securities differ from conventional debt securities in that most mortgage securities are pass-through securities. This means that they typically provide investors with periodic payments (typically monthly) consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool (net of any fees paid to the issuer or guarantor of such securities and any applicable loan servicing fees). As a result, the holder of the mortgage securities (i.e., the Fund) receives scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. The rate of prepayments on the underlying mortgages generally increases as interest rates decline, and when the Fund reinvests the payments and any unscheduled payments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, pass-through mortgage securities may have less potential for capital appreciation as interest rates decline and may be less effective than other types of U.S. government or other debt securities as a means of "locking in" long-term interest rates. In general, fixed rate mortgage securities have greater exposure to this "prepayment risk" than variable rate securities.

An unexpected rise in interest rates could extend the average life of a mortgage security because of a lower than expected level of prepayments or higher than expected amounts of late payments or defaults. In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holder's principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled payment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will generally be taxable as ordinary income. Regulatory, policy or tax changes may also adversely affect the mortgage securities market as a whole or particular segments of such market, including if one or more government sponsored entities, such as Fannie Mae or Freddie Mac, are privatized or their conservatorship is terminated.

The existence of a guarantee or other form of credit support on a mortgage security usually increases the price that the Fund pays or receives for the security. There is always the risk that the guarantor will default on its obligations. When the guarantor is the U.S. government, there is minimal risk of guarantor default. However, the risk remains if the credit support or guarantee is provided by a private party or a U.S. government agency or sponsored enterprise. Even if the guarantor meets its obligations, there can be no assurance that the type of guarantee or credit support provided will be effective at reducing losses or delays to investors, given the nature of the default. A guarantee only assures timely payment of interest and principal, not a particular rate of return on the Fund's investment or protection against prepayment or other risks. The market price and yield of the mortgage security at any given time are not guaranteed and likely to fluctuate.

The Fund's investments in mortgage securities may cause the Fund to have significant, indirect exposure to a given market sector. If the underlying mortgages are predominantly from borrowers in a given market sector, the mortgage securities may respond to market conditions just as a direct investment in that sector would. As a result, the Fund may experience greater exposure to that specific market sector than it would if the underlying mortgages came from a wider variety of borrowers. Greater exposure to a particular market sector may result in greater volatility of the security's price and returns to the Fund, as well as greater potential for losses in the absence or failure of a guarantee to protect against widespread defaults or late payments by the borrowers on the underlying mortgages.

Similar risks may result from an investment in mortgage securities if the underlying real properties are located in the same geographical region or dependent upon the same industries or sectors. Such mortgage securities will experience greater risk of default or late payment than other comparable but diversified securities in the event of adverse economic, political or business developments because of the widespread affect an adverse event will have on borrowers' ability to make payments on the underlying mortgages.

The Fund may invest in the residual or equity tranches of mortgage-related securities, which may be referred to as subordinate mortgage-backed securities and interest-only mortgage-backed securities. Subordinate mortgage-backed securities are paid interest only to the extent that there are funds available to make payments. To the extent the collateral pool includes a large percentage of delinquent loans, there is a risk that interest payment on subordinate mortgage-backed securities will not be fully paid. There are multiple tranches of mortgage-backed securities, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity or "first loss," according to their degree of risk. The most senior tranche of a mortgage-backed security has the greatest collateralization and pays the lowest interest rate. If there are defaults or the collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. Lower tranches represent lower degrees of credit quality and pay higher interest rates intended to compensate for the attendant risks. The return on the lower tranches is especially sensitive to the rate of defaults in the collateral pool. The lowest tranche (i.e., the "equity" or "residual" tranche) specifically receives the residual interest payments (i.e., money that is left over after the higher tranches have been paid and expenses of the issuing entities have been paid) rather than a fixed interest rate. The Fund expects that investments in subordinate mortgage-backed securities will be subject to risks arising from delinquencies and foreclosures, thereby exposing its investment portfolio to potential losses. Subordinate securities of mortgage-backed securities are also subject to greater credit risk than those mortgage-backed securities that are more highly rated.

Money Market Instruments
The Fund may invest, for defensive or diversification purposes or otherwise, some or all of its assets in high quality fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances.  Pending allocation of the offering proceeds of this offering and thereafter, from time to time, the Fund also may invest in these instruments and other investment vehicles.  Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less, and may include U.S. Government securities, commercial paper, certificates of deposit and bankers' acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation (the "FDIC"), and repurchase agreements.
Special Investment Techniques
The Fund may use a variety of special investment instruments and techniques to hedge against various risks or other factors and variables that may affect the values of the Fund's portfolio securities.  The Fund may employ different techniques over time, as new instruments and techniques are introduced or as a result of regulatory developments.  Some special investment techniques the Fund may use may be considered speculative and involve a high degree of risk, even when used for hedging purposes.  A hedging transaction may not perform as anticipated, and the Fund may suffer losses as a result of its hedging activities.
Derivatives
The Fund may engage in transactions involving options, futures, swaps and other derivative financial instruments.  Derivatives can be volatile and involve various types and degrees of risk.  By using derivatives, the Fund may be permitted to increase or decrease the level of risk, or change the character of the risk, to which the portfolio is exposed.
A small investment in derivatives could have a substantial impact on the Fund's performance.  The market for many derivatives is, or suddenly can become, illiquid.  Changes in liquidity may result in significant and rapid changes in the prices for derivatives.  Successful use of derivatives depends on the Adviser's ability to predict correctly the direction of changes in the value of the applicable markets and securities, contracts and/or currencies.  While the Adviser evaluates the markets carefully, there can be no assurance that any particular hedging or investing strategy will succeed.  In a hedging transaction, there might be imperfect correlation, or even no correlation, between the price movements of an instrument used for hedging and the price movements of the investments being hedged.  Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as changing interest rates, market liquidity, and speculative or other pressures on the markets in which the hedging instrument is traded.  If a derivative transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses to the Fund.
Options Generally. The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. The Fund may use options that are listed on exchanges or traded over the counter ("OTC").  A liquid secondary market in options traded on an exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.  There is no assurance, however, that the Fund will be able to close options positions at the time or price desired, which may have an adverse impact on the Fund's investments in such options.  OTC options are generally considered illiquid by the Securities and Exchange Commission ("SEC").  Accordingly, the Fund will only invest in such options to the extent consistent with its limit on investments in illiquid securities.
Call Options. A purchaser (holder) of a call option pays a non-refundable premium to the seller (writer) of a call option to obtain the right to purchase a specified amount of an investment at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the seller (writer) of a call option, upon payment by the holder of the premium, has the obligation to sell the investment to the holder of the call option at the exercise price during the exercise period.  The Fund may both purchase and write call options.  The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the investment, the relationship of the exercise price to the market price of the investment, the relationship of the exercise price to the volatility of the investment, the length of the option period and supply and demand factors.
Purchasing Call Options. As a holder of a call option, the Fund has the right, but not the obligation, to purchase an investment at the exercise price during the exercise period.  Instead of exercising the option and purchasing the investment, the Fund may choose to allow the option to expire or enter into a "closing sale transaction" with respect to the option.  A closing sale transaction gives the Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.  The Fund will realize a profit from a closing sale transaction if the cost of the transaction is more than the premium it paid to purchase the option.  The Fund will realize a loss from the closing sale transaction if the cost of the transaction is less than the premium paid by the Fund.  The Fund may purchase call options on investments that it intends to buy in order to limit the risk of a substantial change in the market price of the investment.  The Fund may also purchase call options on investments held in its portfolio and on which it has written call options.
There is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options, no secondary market on an exchange may exist.  In such event, it may not be possible to effect closing transactions in particular options, with the result being that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying investments acquired through the exercise of such options.  Further, unless the price of the underlying investment changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.
Writing Call Options. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period.  The Fund may write a call option that is not "covered" if the Fund maintains segregated assets in accordance with pertinent SEC guidelines.  A call option is "covered" when the Fund either holds the security that is the subject of the option or possesses the option to purchase the same security at an exercise price equal to or less than the exercise price of the covered call option.

As the writer of a call option, in return for the premium, the Fund gives up the opportunity to realize a profit from a price increase in the underlying security above the exercise price and retains the risk of loss should the price of the security decline.  If a call option written by the Fund is not exercised, the Fund will realize a gain in the amount of the premium.  However, any gain may be offset by a decline in the market value of the security during the exercise period.  If the option is exercised, the Fund will experience a profit or loss from the sale of the underlying security.  The Fund may have no control over when the underlying securities must be sold because the Fund may be assigned an exercise notice at any time during the exercise period.
The Fund may choose to terminate its obligation as the writer of a call option by entering into a "closing purchase transaction."  A closing purchase transaction allows the Fund to terminate its obligation to sell a security subject to a call option by allowing the Fund to cancel its position under a previously written call option through an offsetting purchase during the exercise period of an option having the same features.  The Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a call option permits the Fund to write another call option on the underlying security with a different exercise price, exercise date or both.  If the Fund wants to sell a portfolio security that is subject to a call option, it will effect a closing purchase transaction prior to or at the same time as the sale of the security.
The Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, the Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.  Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing purchase transaction of a written call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.
Put Options. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period).  Conversely, the writer of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  The Fund may both purchase and write put options.  The premium that the Fund pays when purchasing a put option or receives when writing a put option will reflect, among other things, the market price of the investment, the relationship of the exercise price to the market price of the investment, the relationship of the exercise price to the volatility of the investment, the length of the option period and supply and demand factors.
Purchasing Put Options. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period.  Instead of exercising the option and selling the security, the Fund may choose to allow the option to expire or enter into a closing sale transaction with respect to the option.  A closing sale transaction gives the Fund the opportunity to cancel out its position in a previously purchased option through the offsetting sale during the exercise period of an option having the same features.
The Fund may purchase put options on it portfolio securities for defensive purposes ("protective puts").  The Fund may purchase a protective put for a security it holds in its portfolio to protect against a possible decline in the value of the security subject to the put option.  The Fund may also purchase a protective put for a security in its portfolio to protect the unrealized appreciation of the security without having to sell the security.  By purchasing a put option, the Fund is able to sell the security subject to the put option at the exercise price during the exercise period even if the security has significantly declined in value.
The Fund may also purchase put options for securities it is not currently holding in its portfolio.  The Fund would purchase a put option on a security it does not own in order to benefit from a decline in the market price of the security during the exercise period.  The Fund will only make a profit by exercising a put option if the market price of the security subject to the put option plus the premium and the transaction costs paid by the Fund together total less than the exercise price of the put option.

Writing Put Options. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period.
For a put option to be considered covered, the Fund must either (1) maintain cash, U.S. Government securities, other liquid high-grade debt obligations, or other suitable cover permitted by the SEC having a value of not less than the exercise price of the option; or (2) own an option to sell the security subject to the put option, which has an exercise price during the entire option period equal to or greater than the exercise price of the covered put option.  The rules of a clearing corporation may require that such assets be deposited in escrow to ensure payment of the exercise price.
If a put option written by the Fund is not exercised, the Fund will realize a gain in the amount of the premium.  If the put option is exercised, the Fund must fulfill the obligation to purchase the underlying security at the exercise price, which will usually exceed the market value of the underlying security at that time.  The Fund may have no control over when the underlying securities must be purchased because the Fund may be assigned an exercise notice at any time during the exercise period.
The Fund may choose to terminate its obligation as the writer of a put option by entering into a "closing purchase transaction."  A closing purchase transaction allows the Fund to terminate its obligation to purchase a security subject to a put option by allowing the Fund to cancel its position under a previously written put option through an offsetting purchase during the exercise period of an option having the same features.  The Fund may not effect a closing purchase transaction once it has received notice that the option will be exercised.  In addition, there is no guarantee that the Fund will be able to engage in a closing purchase transaction at a time or price desirable to the Fund.  Effecting a closing purchase transaction on a put option permits the Fund to write another put option.
The Fund will realize a profit from a closing purchase transaction if the cost of the transaction is less than the premium received from writing the option.  Conversely, the Fund will experience a loss from a closing purchase transaction if the cost of the transaction is more than the premium received from writing the option.
The Fund may write put options in situations when its portfolio manager wants to buy the underlying security for the Fund's portfolio at a price lower than the current market price of the security.  To effect this strategy, the Fund would write a put option at an exercise price that, reduced by the premium received on the option, reflects the lower price the Fund is willing to pay.  Since the Fund may also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty.  The risk of this strategy is that the market price of the underlying security would decline below the exercise price less the premiums received.
OTC Options. The Fund may write covered put and call options and buy put and call options that trade in the OTC market to the same extent that it may engage in exchange traded options.  OTC options differ from exchange traded options in certain material respects.  OTC options are arranged directly with dealers and not with a clearing corporation.  Thus, there is a risk of non-performance by the dealer.  Because there is no exchange, pricing is typically done based on information from market makers.  OTC options are available for a greater variety of securities and in a wider range of expiration dates and exercise prices, however, than exchange traded options and the writer of an OTC option is paid the premium in advance by the dealer.  There can be no assurance that a continuous liquid secondary market will exist for any particular OTC option at any specific time.  The Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it.  The Fund may suffer a loss if it is not able to exercise or sell its position on a timely basis.  When the Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer with which the Fund originally wrote the option.  The Fund will treat OTC options and "cover" assets as illiquid securities for the purposes of the Fund's limitation on investments in illiquid securities.
Options on Indices. The Fund may invest in options on indices. Put and call options on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash equal to the difference between the exercise price of the option and the value of the index, times a multiplier, similar to that described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.
Risks of Options on Indices. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular security, whether the Fund will realize gain or loss on the purchase of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than movements in the price of a particular security.  Accordingly, successful use by the Fund of options on indices is subject to the Adviser's ability to predict correctly the direction of movements in the market generally or in a particular industry.  This requires different skills and techniques than predicting changes in the prices of individual securities.
Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted.  If a trading halt occurred, the Fund would not be able to close out options which it had purchased and the Fund may incur losses if the underlying index moved adversely before trading resumed.  If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.
If the Fund holds an index option and exercises it before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing.  If such a change causes the exercised option to fall "out-of-the-money," the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.  Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising the option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.
Futures Contracts and Options on Futures Contracts.  The Fund may purchase and sell futures contracts, including those based on particular securities, securities indices, interest rates, debt obligations, foreign currencies and other financial instruments and indices.  A futures contract is a standard binding agreement to buy or sell a specified quantity of an underlying reference asset, such as a specific security, currency, commodity, interest rate or index, at a specified price at a specified later date.
In most cases the contractual obligation under a futures contract may be offset, or "closed out," before the settlement date so that the parties do not have to make or take delivery of the reference asset. The closing out of a contractual obligation is usually accomplished by buying or selling, as the case may be, an identical, offsetting futures contract.  This transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the underlying asset.  Although some futures contracts by their terms require the actual delivery or acquisition of the underlying asset, some (e.g., stock index futures) require cash settlement.
Futures contracts may be bought and sold on U.S. and non-U.S. exchanges. Futures contracts in the U.S. have been designed by exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant ("FCM"), which is a brokerage firm that is a member of the relevant contract market. Each exchange guarantees performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default.  Futures contracts may also be entered into on certain exempt markets, including exempt boards of trade and electronic trading facilities, available to certain market participants.  Because all transactions in the futures market are made, offset or fulfilled by an FCM through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it buys or sells futures contracts.
When the Fund enters into a futures contract, it must deliver to an account controlled by the FCM an amount referred to as "initial margin." Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded and the FCM.  Thereafter, a "variation margin" amount may be required to be paid by the Fund or received by the Fund in accordance with margin controls set for such accounts, depending upon changes in the marked-to-market value of the futures contract.  The account is marked-to-market daily.  When the futures contract is closed out, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount.  If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund.  If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.
The Fund may also purchase and write call and put options on futures contracts. Options on futures contracts trade on the same contract markets as the underlying futures contracts. When the Fund buys an option, it pays a premium for the right, but does not have the obligation, to purchase (call) or sell (put) a futures contract at a set price (called the exercise price). The seller (writer) of an option becomes contractually obligated to take the opposite futures position if the buyer of the option exercises its rights to the futures position specified in the option.  In return for the premium paid by the buyer, the seller assumes the risk of taking a possibly adverse futures position.  In addition, the seller will be required to post and maintain initial and variation margin with the FCM.  One goal of selling (writing) options on futures may be to receive the premium paid by the option buyer.  For more general information about the mechanics of purchasing and writing options, see "Options" above.
To the extent the Fund enters into a futures contract, it will maintain segregated assets in accordance with pertinent SEC positions.
Risks Associated With Futures Contracts and Options Futures Contracts. When used for hedging, purchases and sales of futures contracts may not completely offset a decline or rise in the value of the Fund's investments during certain market conditions.  In the futures markets, it may not always be possible to execute a buy or sell order at the desired price, or to close out an open position due to market conditions, limits on open positions and/or daily price fluctuations.  Changes in the market value of the Fund's investment securities may differ substantially from the changes anticipated by the Fund when it established its hedged positions, and unanticipated price movements in a futures contract may result in a loss substantially greater than the amount that the Fund delivered as initial margin. Because of the relatively low margin deposits required, futures trading involves a high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the Fund. In addition, if the Fund has insufficient cash to meet daily variation margin requirements or close out a futures position, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. Adverse market movements could cause the Fund to experience substantial losses on an investment in a futures contract.
Successful use of futures contracts depends upon the Adviser's ability to correctly predict movements in the securities markets generally or of a particular segment of a securities market.  No assurance can be given that the Adviser's judgment in this respect will be correct.
There is a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position in a futures contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty.

The CFTC and the various exchanges have established limits, referred to as "speculative position limits," on the maximum net long or net short position that any person may hold or control in a particular futures contract.  Trading limits are imposed on the number of contracts that any person may trade on a particular trading day.  An exchange may order the liquidation of positions found to be in violation of these limits and it may impose sanctions or restrictions.  The regulation of futures contracts, as well as other derivatives, is a rapidly changing area of law.  For more information, see "Risks of Potential Regulation of Swaps and Other Derivatives" below.
Participation in foreign futures and foreign options transactions involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures Association ("NFA") nor any domestic exchange regulates activities of any foreign boards of trade, including the execution, delivery and clearing of transactions, or has the power to compel enforcement of the rules of a foreign board of trade or any applicable foreign law.  This is true even if the exchange is formally linked to a domestic market so that a position taken on the market may be liquidated by a transaction on another market.  Moreover, such laws or regulations will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.
For these reasons, customers who trade foreign futures of foreign options contracts may not be afforded certain of the protective measures provided by the Commodity Exchange Act ("CEA"), the CFTC's regulations and the rules of the NFA and any domestic exchange, including the right to use reparations proceedings before the CFTC and arbitration proceedings provided by the NFA or any domestic futures exchange.  In particular, the Fund's investments in foreign futures or foreign options transactions may not be provided the same protections in respect of transactions on U.S. futures exchanges.  In addition, the price of any foreign futures or foreign options contract and, therefore the potential profit and loss thereon may be affected by any variance in the foreign exchange rate between the time an order is placed and the time it is liquidated, offset or exercised.

When the Fund purchases an option on a futures contract, the amount at risk is the premium paid for the option plus related transaction costs.  The purchase of an option on a futures contract also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.  The seller (writer) of an option on a futures contract is subject to the risk of having to take a possibly adverse futures position if the purchaser of the option exercises its rights.  If the seller is required to take such a position, it could bear substantial, and potentially unlimited, losses.

Swaps and Options on Swaps.  The Fund may enter into swaps for purposes of reducing or obtaining short market exposure or to help offset the costs of purchasing hedging investments and to generate additional income.  Generally, swap agreements are contracts between the Fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years.  In a basic swap transaction, the Fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular "notional amount" or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange.

Among the types of swaps the Fund may use are equity, interest rate, and index and currency swaps.  An equity swap is an agreement to exchange streams of payments computed by reference to a notional amount based on the performance of a basket of stocks or a single stock. An interest rate swap is an agreement between two parties to exchange interest rate payment obligations. Typically, one rate is based on an interest rate fixed to maturity while the other is based on an interest rate that changes in accordance with changes in a designated benchmark (for example, LIBOR, prime, commercial paper, or other benchmarks). Index swaps involve the exchange by the Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indexes.  A currency swap is an agreement between two parties to exchange periodic cash flows on a notional amount of two or more currencies based on the relative value differential between them. For example, a currency swap may involve the exchange of payments in a non-U.S. currency for payments in U.S. dollars.

The Fund may also purchase and write (sell) options contracts on swaps, referred to as "swaptions."  A swaption is an option to enter into a swap agreement. Like other types of options, the buyer of a swaption pays a non-refundable premium for the option and obtains the right, but not the obligation, to enter into an underlying swap on agreed-upon terms. The seller of a swaption, in exchange for the premium, becomes obligated (if the option is exercised) to enter into an underlying swap on agreed-upon terms.

The Fund will usually enter into swaps on a net basis (i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the agreement, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The Fund's obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates.

A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through an FCM and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap).  In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. During the term of an uncleared swap, the Fund will be required to pledge to the swap counterparty, from time to time, an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if all outstanding swaps between the parties were terminated on the date in question, including, any early termination payments (variation margin). Periodically, changes in the amount pledged are made to recognize changes in value of the contract resulting from, among other things, interest on the notional value of the contract, market value changes in the underlying investment, and/or dividends paid by the issuer of the underlying instrument. Likewise, the counterparty will be required to pledge cash or other assets to cover its obligations to the Fund.  However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults on its obligations to the Fund, the amount pledged by the counterparty and available to the Fund may not be sufficient to cover all the amounts due to the Fund and the Fund may sustain a loss.

Currently, the Fund does not typically provide initial margin in connection with uncleared swaps.  However, rules requiring initial margin to be posted by certain market participants for uncleared swaps have been adopted and are being phased in over time.  When these rules take effect with respect to the Fund, if the Fund is deemed to have material swaps exposure under applicable swap regulations, it will be required to post initial margin in addition to variation margin.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants.  The regulatory framework includes: (1) registration and regulation of swap dealers and major swap participants; (2) requiring central clearing and execution of standardized swaps; (3) imposing margin requirements on swap transactions; (4) regulating and monitoring swap transactions through position limits and large trader reporting requirements; and (5) imposing record keeping and centralized and public reporting requirements, on an anonymous basis, for most swaps. The CFTC is responsible for the regulation of most swaps. The SEC has jurisdiction over a small segment of the market referred to as "security-based swaps" which includes swaps on single securities or credits, or narrow-based indices of securities or credits.

Certain standardized swaps are subject to mandatory central clearing and trade execution requirements. In a cleared swap, the Fund's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution. Cleared swaps are submitted for clearing through each party's FCM, which must be a member of the clearinghouse that serves as the central counterparty. Mandatory exchange-trading and clearing of swaps will occur on a phased-in basis based on CFTC approval of contracts for central clearing and public trading facilities making such cleared swaps available to trade.  To date, the CFTC has designated only certain of the most common types of credit default index swaps and interest rate swaps as subject to mandatory clearing and certain public trading facilities have made certain of those swaps available to trade, but it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks and may involve additional costs and risks not involved with uncleared swaps. For more information, see "Risks of Swaps" and "Risks of Potential Regulation of Swaps and Other Derivatives" below.

When the Fund enters into a cleared swap, it must deliver to the central counterparty (via an FCM) an amount referred to as "initial margin." Initial margin requirements are determined by the central counterparty, and are typically calculated as an amount equal to the volatility in the market value of the swap over a fixed period, but an

FCM may require additional initial margin above the amount required by the central counterparty. During the term of the swap agreement, a "variation margin" amount may also be required to be paid by the Fund or may be received by the Fund in accordance with margin controls set for such accounts. If the value of the Fund's cleared swap declines, the Fund will be required to make additional "variation margin" payments to the FCM to settle the change in value.  Conversely, if the market value of the Fund's position increases, the FCM will post additional "variation margin" to the Fund's account.   At the conclusion of the term of the swap agreement, if the Fund has a loss equal to or greater than the margin amount, the margin amount is paid to the FCM along with any loss in excess of the margin amount. If the Fund has a loss of less than the margin amount, the excess margin is returned to the Fund. If the Fund has a gain, the full margin amount and the amount of the gain is paid to the Fund.

Risks of Swaps. As is the case with most investments, swaps are subject to market risk, and there can be no guarantee that the Adviser will correctly forecast the future movements of interest rates, indices or other economic factors. The use of swaps requires an understanding of investment techniques, risk analysis and tax treatment different than those of the Fund's underlying portfolio investments. Swaps may be subject to liquidity risk, when a particular contract is difficult to purchase or sell at the most advantageous time. However, in recent years the swaps market has become increasingly liquid, and central clearing and the trading of cleared swaps on public facilities are intended to further increase liquidity. Nevertheless, certain swaps may be subject to the Fund's limitations on illiquid securities. Swaps are also subject to pricing risk which can result in significant fluctuations in value relative to historical prices. Significant fluctuations in value may mean that it is not possible to initiate or liquidate a swap position in time to avoid a loss or take advantage of a specific market opportunity.

The risk of loss to the Fund for swap transactions that are entered into on a net basis depends on which party is obligated to pay the net amount to the other party. If the counterparty is obligated to pay the net amount to the Fund, the risk of loss to the Fund is loss of the entire amount that the Fund is entitled to receive. If the Fund is obligated to pay the net amount, the Fund's risk of loss is generally limited to that net amount. If the swap agreement involves the exchange of the entire principal value of a security, the entire principal value of that security is subject to the risk that the other party to the swap will default on its contractual delivery obligations. In addition, the Fund's risk of loss also includes any margin at risk in the event of default by the counterparty (in an uncleared swap) or the central counterparty or FCM (in a cleared swap), plus any transaction costs.

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. As a result, swap participants may not be as protected as participants on organized exchanges. Performance of a swap agreement is the responsibility only of the swap counterparty and not of any exchange or clearinghouse. As a result, the Fund is subject to counterparty risk (i.e., the risk that a counterparty will be unable or will refuse to perform under such agreement, including because of the counterparty's bankruptcy or insolvency). The Fund risks the loss of the accrued but unpaid amounts under a swap agreement, which could be substantial, in the event of a default, insolvency or bankruptcy by a swap counterparty. In such an event, the Fund will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Fund's rights as a creditor. While the Fund uses only counterparties that meet the credit quality standards established by its Adviser, in unusual or extreme market conditions, a counterparty's creditworthiness and ability to perform may deteriorate rapidly, and the availability of suitable replacement counterparties may become limited. If the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses.

As noted above, under recent financial reforms, certain types of swaps are, and others eventually are expected to be, required to be cleared through a central counterparty, which may affect counterparty risk and other risks faced by the Fund. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant's swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps. There is also a risk of loss by the Fund of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Fund has an open position, or the central counterparty in a swap contract. The assets of the Fund may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Fund might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers. If the FCM does not provide accurate reporting, the Fund is also subject to the risk that the FCM could use the Fund's assets, which are held in an omnibus account with assets belonging to the FCM's other customers, to satisfy its own financial obligations or the payment obligations of another customer to the central counterparty. Credit risk of cleared swap participants is concentrated in a few clearinghouses, and the consequences of insolvency of a clearinghouse are not clear. Transactions executed on a swap execution facility may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.

With cleared swaps, the Fund may not be able to obtain terms as favorable as it would be able to negotiate for a bilateral, uncleared swap. In addition, an FCM may unilaterally amend the terms of its agreement with the Fund, which may include the imposition of position limits or additional margin requirements with respect to the Fund's investment in certain types of swaps. Central counterparties and FCMs can require termination of existing cleared swap upon the occurrence of certain events, and can also require increases in margin above the margin that is required at the initiation of the swap agreement.

The Fund is also subject to the risk that, after entering into a cleared swap with an executing broker, no FCM or central counterparty is willing or able to clear the transaction. In such an event, the Fund may be required to break the trade and make an early termination payment to the executing broker.

Swaps that are subject to mandatory clearing are also required to be traded on swap execution facilities ("SEFs"), if any SEF makes the swap available to trade.  A SEF is a trading platform where multiple market participants can execute swap transactions by accepting bids and offers made by multiple other participants on the platform.  Transactions executed on a SEF may increase market transparency and liquidity but may require the Fund to incur increased expenses to access the same types of swaps that it has used in the past.

Risks of Potential Increased Regulation of Swaps and Other Derivatives.  The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

It is not possible to predict fully the effects of current or future regulation. However, it is possible that developments in government regulation of various types of derivative instruments, such as speculative position limits on certain types of derivatives, or limits or restrictions on the counterparties with which the Fund engages in derivative transactions, may limit or prevent the Fund from using or limit the Fund's use of these instruments effectively as a part of its investment strategy, and could adversely affect the Fund's ability to achieve its investment objective. The Adviser will continue to monitor developments in the area, particularly to the extent regulatory changes affect the Fund's ability to enter into desired swaps. New requirements, even if not directly applicable to the Fund, may increase the cost of the Fund's investments and cost of doing business.

Commodity Pool Operator Exclusion.  The Adviser has claimed an exclusion from the definition of commodity pool operator under the Commodity Exchange Act ("CEA") and the rules of the Commodity Futures Trading Commission ("CFTC") with respect to the Fund.  The Adviser is therefore not subject to registration or regulation as a commodity pool operator under the CEA with respect to the Fund.  The Fund is not intended as vehicles for trading in the futures, commodity options or swaps markets.  In addition, the Adviser is relying upon a related exclusion from the definition of commodity trading advisor under the CEA and the rules of the CFTC.

The terms of the commodity pool operator exclusion requires the Fund, among other things, to adhere to certain limits on its investments in "commodity interests." Commodity interests include commodity futures, commodity options and swaps, which in turn include non-deliverable forwards. The Fund is not intended as a vehicle for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Adviser's reliance on these exclusions, or the Fund, its investment strategies or Prospectus, or this SAI.

Generally, the exclusion from commodity pool operator regulation on which the Adviser relies requires the Fund to meet one of the following tests for its commodity interest positions, other than positions entered into for bona fide hedging purposes (as defined in the rules of the CFTC): either (1) the aggregate initial margin and premiums required to establish the Fund's positions in commodity interests may not exceed 5% of the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions); or (2) the aggregate net notional value of the Fund's commodity interest positions, determined at the time the most recent such position was established, may not exceed the liquidation value of the Fund's portfolio (after taking into account unrealized profits and unrealized losses on any such positions). In addition to meeting one of these trading limitations, the Fund may not market itself as a commodity pool or otherwise as a vehicles for trading in the commodity futures, commodity options or swaps markets. If, in the future, the Fund can no longer satisfy these requirements, the Adviser would withdraw its notice claiming an exclusion from the definition of a commodity pool operator, and the Adviser would be subject to registration and regulation as a commodity pool operator with respect to that Fund, in accordance with CFTC rules that apply to commodity pool operators of registered investment companies.  Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser's compliance with comparable SEC requirements.  However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses.

Structured Notes and Indexed Securities
Structured notes and indexed securities are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities. The value of the principal of and/or interest on structured and indexed securities is determined by reference to changes in the value of a specific asset, reference rate, or index (the reference) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased, depending upon changes in the applicable reference. The terms of the structured and indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities, which could lead to an overvaluation or an undervaluation of the securities.

When-Issued, Delayed Delivery and Forward Commitment Securities
To reduce the risk of changes in securities prices and interest rates, the Fund may purchase securities on a forward commitment, when-issued or delayed delivery basis.  This means that delivery and payment occur a number of days after the date of the commitment to purchase.  The payment obligation and the interest rate receivable with respect to such purchases are determined when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty.  The Fund may, if it is deemed advisable, sell the securities after it commits to a purchase but before delivery and settlement takes place.
Securities purchased on a forward commitment, when-issued or delayed delivery basis are subject to changes in value based upon the public's perception of the creditworthiness of the issuer and changes (either real or anticipated) in the level of interest rates.  Purchasing securities on a when-issued or delayed delivery basis can present the risk that the yield available in the market when the delivery takes place may be higher than that obtained in the transaction itself.  Purchasing securities on a forward commitment, when-issued or delayed delivery basis when the Fund is fully, or almost fully invested, results in a form of leverage and may cause greater fluctuation in the value of the net assets of the Fund.  In addition, there is a risk that securities purchased on a when-issued or delayed delivery basis may not be delivered, and that the purchaser of securities sold by the Fund on a forward basis will not honor its purchase obligation.  In such cases, the Fund may incur a loss.
Contingent Convertible Securities
The Fund may invest in contingent convertible securities ("CoCos"). CoCos are a form of hybrid debt security that are intended to either convert into equity or have their principal written down upon the occurrence of certain "triggers." The triggers generally are linked to regulatory capital thresholds or regulatory actions calling into question the issuing banking institution's continued viability as a going concern. CoCos' unique equity conversion or principal write-down features are tailored to the issuing banking institution and its regulatory requirements. Some additional risks associated with CoCos include, but are not limited to:

Loss absorption risk. CoCos have fully discretionary coupons. This means coupons can potentially be cancelled at the banking institution's discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses.

Mandatory conversions. CoCos may provide for mandatory conversion into common stock of the issuer following a conversion event (i.e., a "trigger").  In such an event, each holder will be subordinated due to their conversion from being the holder of a debt instrument to being the holder of an equity instrument.  Since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero; and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. In addition, some such instruments have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. CoCos may be considered to be high-yield securities (commonly referred to as. "junk" bonds) and, to the extent a CoCo held by the Fund were to undergo a write down, the Fund may lose some or all of its original investment in the CoCo. Performance of a CoCo issuer may, in general, be correlated with the performance of other CoCo issuers. As a result, negative information regarding one CoCo issuer may cause a decline in value of other CoCo issuers.

Subordinated instruments. CoCos, in the majority of circumstances, will be issued in the form of subordinated debt instruments in order to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos, such as the Fund, against the issuer in respect of or arising under the terms of the CoCos generally shall rank junior to the claims of all holders of unsubordinated obligations of the issuer. Subordinate securities such as CoCos are more likely to experience credit loss than non-subordinate securities of the same issuer, even if the CoCos do not convert to equity securities.  Any losses incurred by subordinate securities, such as CoCos, are likely to be proportionately greater than non-subordinate securities and any recovery of principal and interest of subordinate securities may take more time. As a result, any perceived decline in creditworthiness of a CoCo issuer is likely to have a greater impact on the CoCo, as a subordinate security.

Market value will fluctuate based on unpredictable factors. The value of CoCos is unpredictable and will be influenced by many factors including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer's applicable capital ratios; (ii) supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.  The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock.

Non-Diversified Status

Because the Fund is "non-diversified" under the 1940 Act, it is subject only to certain federal tax diversification requirements.  Under federal tax laws, the Fund may, with respect to 50% of its total assets, invest up to 25% of its total assets in the securities of any issuer.  With respect to the remaining 50% of the Fund's total assets, (i) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, and (ii) the Fund may not acquire more than 10% of the outstanding voting securities of any one issuer.  These tests apply at the end of each quarter of the taxable year and are subject to certain conditions and limitations under the Code.  These tests do not apply to investments in United States Government Securities and regulated investment companies.

Temporary Investments

Under normal circumstances, the Fund may have money received from the purchase of Fund shares, or money received on the sale of its portfolio securities for which suitable investments consistent with such Fund's investment objective(s) are not immediately available.  Under these circumstances, the Fund may have such monies invested in cash or cash equivalents in order to earn income on this portion of its assets.  Cash equivalents include money market mutual funds, as well as investments such as U.S. government obligations, repurchase agreements, bank obligations, commercial paper and corporate bonds with remaining maturities of thirteen months or less.  The Fund may also have a portion of its assets invested in cash equivalents in order to meet anticipated redemption requests or if other suitable securities are unavailable.  In addition, the Fund may reduce its holdings in equity and other securities and may invest in cash and cash equivalents for temporary defensive purposes, during periods in which the Adviser believes changes in economic, financial or political conditions make it advisable.

Bank obligations include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions.  Although the Fund may invest in money market obligations of foreign banks or foreign branches of U.S. banks only where the Adviser determines the instrument to present minimal credit risks, such investments may nevertheless entail risks that are different from those of investments in domestic obligations of U.S. banks due to differences in political, regulatory and economic systems and conditions.  All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of such Fund's total assets at the time of purchase.  The Fund may also make interest-bearing savings deposits in commercial and savings banks in amounts not in excess of 10% of its net assets.

Investments by the Fund in commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P®, Moody's or a similar rating by another NRSRO.  In addition, the Fund may acquire unrated commercial paper and corporate bonds that are determined by the Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by such Fund, as previously described.

Cyber Security Risks

As technology becomes more integrated into the Fund's operations, and as all financial services firms continue to face increased security threats, the Fund will face greater operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. This in turn could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures, and/or financial loss. Cyber security threats may result from unauthorized access to the Fund's digital information systems (e.g., through "hacking" or malicious software coding), but may also result from outside attacks such as denial-of-service attacks (i.e., efforts to make network services unavailable to intended users). In addition, because the Fund works closely with third-party service providers (e.g., administrator, transfer agent and custodian), cyber security breaches at such third-party service providers may subject the Fund to many of the same risks associated with direct cyber security breaches. The same is true for cyber security breaches at any of the issuers in which the Fund may invest. While the Fund has established risk management systems designed to reduce the risks associated with cyber security, there can be no assurance that such measures will succeed.

Disclosure of Portfolio Holdings

The Board has adopted a policy and procedures relating to the disclosure of the Fund's portfolio holdings information (the "Policy").  Generally, the Policy restricts the disclosure of portfolio holdings data to certain persons or entities, under certain conditions.  In all cases, the Fund's Chief Compliance Officer (or designee) is responsible for authorizing the disclosure of the Fund's portfolio holdings, and for monitoring that the Fund does not accept compensation or consideration of any sort in return for the preferential release of portfolio holdings information.  Any such disclosure is made only if consistent with the general anti-fraud provisions of the federal securities laws and the Adviser's fiduciary duties to its clients, including the Fund.

The Fund's Chief Compliance Officer and staff are responsible for monitoring the disclosure of portfolio holdings information and ensuring that any such disclosures are made in accordance with the Policy.  The Board has, through the adoption of the Policy, delegated the monitoring of the disclosure of portfolio holdings information to the Adviser's compliance staff.  The Board reviews the Policy for operational effectiveness and makes revisions as needed, in order to ensure that the disclosures are in the best interest of the shareholders and to address any conflicts between the shareholders of the Fund and those of the Adviser or any other affiliate of the Fund.

In accordance with the Policy, the Fund will disclose its portfolio holdings periodically, to the extent required by applicable federal securities laws.  These disclosures include the filing of a complete schedule of the Fund's portfolio holdings with the SEC semi-annually on Form N-CSR and following the Fund's first and third fiscal quarters, on Form N-Q.  These filings are available to the public through the EDGAR Database on the SEC's Internet website at:  http://www.sec.gov.  The Fund also may post its respective portfolio holdings on its website at

www.USQFunds.com , subject to a month's lag, on approximately the first business day following the calendar month end.  The Fund's Chief Compliance Officer (or designee) will conduct periodic reviews of compliance with the procedures established by the Policy.

The Policy also provides that the Fund's portfolio holdings information may be released to selected third parties only when the Fund has a legitimate business purpose for doing so and the recipients are subject to a duty of confidentiality (including appropriate related limitations on trading), either through the nature of their relationship with the Fund or through a confidentiality agreement.

Under the Policy, the Fund also may share its portfolio holdings information with certain primary service providers that have a legitimate business need for such information, including, but not limited to, the Fund's custodian, administrator, proxy voting vendor, consultants, legal counsel and independent registered public accounting firm as well as Morningstar, Inc., Lipper Inc., and other ratings agencies.  The Fund's service arrangements with each of these entities include a duty of confidentiality (including appropriate limitations on trading) regarding portfolio holdings data by each service provider and its employees, either by law or by contract.

Management of the Fund

Board of Trustees
The management and affairs of the Fund are supervised by the Board.  The Board consists of three individuals, two of whom are not "interested persons" of the Fund, as that term is defined in the 1940 Act (the "Independent Trustees").  The Board establishes policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.  The current Trustees and officers of the Fund and their years of birth are listed below with their addresses, present positions with the Fund, term of office with the Fund and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
Gregory Fairchild [___]	Trustee	Trustee since 2017	[___]	1	[___]
Azish Filabi [___]	Trustee	Trustee since 2017	[___]	1	[___]
[_________] [___]	Trustee	Trustee since 2017	[___]	1	[___]
Interested Trustee
S. Timothy Grugeon* 1950	Trustee, President and Chief Executive Officer	Trustee since 2016	Mr. Grugeon is Chief Executive Officer of the Adviser since inception. From May 2007 to December 2015, Mr. Grugeon was Chief Operating Officer of Nationwide Investment Management Group.	1	None

Name, Address and Year of Birth	Position with the Fund	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years
G. Keith Downing 1972	Chief Operating Officer, Treasurer	Since 2017
Mr. Downing is Chief Operating Officer of the Adviser since its inception. From August 2011 to December 2016, Mr. Downing was the Director of Fund Administration of Nationwide Investment Management Group.

Thomas E. Miller, CFA 1983	Vice President, Chief Investment Officer	Since 2017
Mr. Miller is Chief Investment Officer of the Adviser since inception. From April 2016 to April 2017, Mr. Miller was Associate Vice President, Head of Manager Strategies of Nationwide Investment Management Group. From February 2013 to April 2016, Mr. Miller was Associate Vice President, Product Management and Research of Nationwide Investment Management Group.  From October 2012 to February 2013, Mr. Miller was Product Manager, Total Return Fixed Income at Delaware Investments.

Lorraine McCamley 1964	Secretary	Since 2017
Ms. McCamley is Chief Administrative Officer of the Adviser since inception.  From March 2012 to December 2016, Ms. McCamley was the Head of Business Administration of Nationwide Investment Management Group.

Alexandra LaFrankie 1973	Chief Compliance Officer	Since 2017
Ms. LaFrankie is Director at Chenery Compliance Group, LLC since 2016; Investment Management Compliance Consultant, SEC Compliance Alliance, LLC since 2013; Consultant, AdvisorShares Investments, LLC, 2009-2013.

*	S. Timothy Grugeon is a Trustee who is an "interested person" of the Fund as defined in the 1940 Act because he is an officer of the Adviser.

**	Each Officer of the Fund serves at the pleasure of the Board.

Leadership Structure, Qualifications and Responsibilities of the Board of Trustees

The Trustees have the authority to take all actions necessary in connection with their oversight of the business affairs of the Fund, including, among other things, approving the investment objective, policies and procedures for the Fund. The Fund enters into agreements with various entities to manage the day-to-day operations of the Fund, including the Adviser, administrator, transfer agent, distributor and custodian. The Trustees are responsible for approving the agreements between these service providers and the Fund and exercising general service provider oversight.

Leadership Structure and the Board of Trustees. The Board is currently composed of two Independent Trustees and one Trustee who is affiliated with the Adviser, Mr. S. Timothy Grugeon.  The Board has appointed Mr. Grugeon to serve in the role of Chairperson.  Mr. Grugeon is the President and Chief Executive Officer of the Adviser. The Independent Trustees have designated [____] as the Lead Independent Trustee. The Lead Independent Trustee participates in the preparation of agendas for the Board meetings. The Lead Independent Trustee also acts as a liaison between meetings with the Fund's officers, other Trustees, the Adviser, other service providers and counsel to the Independent Trustees. The Lead Independent Trustee may also perform such other functions as may be requested by the Board from time to time. The Board's leadership structure also promotes the participation of the other Independent Trustees. The Board has determined that its leadership and committee structure is appropriate because it provides a structure for the Board to work effectively with management and service providers and facilitates the exercise of the Board's independent judgment. The Board's leadership structure permits important roles for the President and Chief Executive Officer of the Adviser, who serves as Chairperson of the Fund and oversees the Adviser's day-to-day management of the Fund. In addition, the committee structure provides for: (1) effective oversight of audit and financial reporting responsibilities through the Audit Committee, (2) an effective forum for considering governance and other matters through the Nominating and Governance Committee, and (3) the ability to meet independently with independent counsel and outside the presence of management on governance and related issues. Except for any duties specified in the Fund's Declaration of Trust or By-laws, the designation of Chairman, Lead Independent Trustee or Chairman of a Committee does not impose on such Trustee any duties, obligations or liability that is greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The leadership structure of the Board may be changed, at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Fund.

Oversight of Risk. The Board oversees risk as part of its general oversight of the Fund. The Fund is subject to a number of risks, including investment, compliance, financial, operational and valuation risks. The Fund's officers, the Adviser and other Fund service providers perform risk management as part of the day-to-day operations of the Fund. The Board recognizes that it is not possible to identify all risks that may affect the Fund, and that it is not possible to develop processes or controls to eliminate all risks and their possible effects. Risk oversight is addressed as part of various Board and Committee activities, including the following: (1) at quarterly Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports from Fund officers, including the Adviser's CCO, related to Fund performance, liquidity, risk exposures, compliance and operations; (2) quarterly meetings by the Independent Trustees in executive session with the Adviser's CCO; (3) periodic meetings with investment personnel to review investment strategies, techniques and the processes used to manage risks; (4) reviewing and approving, as applicable, the compliance policies and procedures of the Fund and the Adviser; and (5) at quarterly Board meetings, and on an ad hoc basis as needed, receiving and reviewing reports from Fund officers and the independent registered public accounting firm on financial, liquidity, valuation and operational matters. The Board may, at any time and in its discretion, change the manner in which it conducts its risk oversight role.

The Board has two standing committees, as described below:

Audit Committee. The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Fund.  In performing its oversight function the Audit Committee has, among other things, specific power and responsibility to: (1) oversee the Fund's accounting and financial reporting policies and practices, internal control over the Fund's financial reporting and, as appropriate, the internal control over financial reporting of service providers; (2) to oversee the quality and objectivity of the Fund's financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Fund's independent registered public accounting firm and, in connection therewith, to review and evaluate the qualifications, independence and performance of the Fund's independent registered public accounting firm; and (4) to act as a liaison between the Fund's independent auditors and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least once annually.  The Audit Committee is comprised of all of the Independent Trustees.  [____] is the Chairman of the Audit Committee.

Nominating and Governance Committee. The Nominating and Governance Committee is responsible for: (1) seeking and reviewing candidates for consideration as nominees to serve as Trustees, as is considered necessary from time to time; (2) making recommendations to the Board regarding the composition of the Board and its committees; (3) coordinating the process to assess Board effectiveness; and (4) developing and implementing governance policies.  The Nominating and Governance Committee is comprised of all of the Independent Trustees.  [____] is the Chairman of the Nominating and Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Fund, including biographical information and qualifications of the proposed nominee. The Nominating and Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee.  The Nominating and Governance Committee meets as often as necessary or appropriate to discharge its functions, and reports its actions and recommendations to the Board on a regular basis.

Trustees' Qualifications and Experience.  The governing documents for the Fund do not set forth any specific qualifications to serve as a Trustee. The charter of the Nominating and Governance Committee also does not set forth any specific qualifications. Among the attributes and skills common to all Trustees are the ability to review, evaluate and discuss information and proposals provided to them regarding the Fund, the ability to interact effectively with the Adviser and other service providers, and the ability to exercise independent business judgment.  Each Trustee's ability to perform his or her duties effectively has been attained through: (1) the individual's business and professional experience and accomplishments; (2) the individual's experience working with the other Trustees and management; (3) the individual's prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual's educational background, professional training, and/or other experiences.  Generally, no one factor was decisive in determining that an individual should serve as a Trustee.  Set forth below is a brief description of the specific experience of each Trustee.  As noted above, a majority of the Board are Independent Trustees. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

S. Timothy Grugeon. Mr. Grugeon has served as Trustee, President and Chief Executive Officer of the Fund since its inception. [To Be Completed in Subsequent Filing.]

Greg Fairchild.  Mr. Fairchild has served as Trustee of the Fund since its inception. [To Be Completed in Subsequent Filing.]

Azish Filabi.  Ms. Filabi has served as Trustee of the Fund since its inception. [To Be Completed in Subsequent Filing.]

[______].  [_____] has served as Trustee of the Fund since its inception. [To Be Completed in Subsequent Filing.]

Compensation

The Compensation Table below sets forth the total compensation paid to the Trustees of the Fund, before reimbursement of expenses.  Because the Fund had not yet commenced operations as of the date of this SAI , amounts shown in the table are based on estimated amounts for the fiscal year ending March 31, 2018 .  The Interested Trustee will receive no compensation from the Fund for his services as a Trustee.  The Fund may reimburse the Adviser an allocated amount for the compensation and related expenses of certain officers of the Fund who provide compliance services to the Fund.  The aggregate amount of all such reimbursements will be determined by the Trustees.  No other compensation or retirement benefits will be received by any Trustee or officer from the Fund.

NAME OF TRUSTEE	AGGREGATE COMPENSATION FROM THE FUND	PENSION RETIREMENT BENEFITS ACCRUED AS PART OF TRUST EXPENSES	ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE FUND

S. Timothy Grugeon (1)	$0	$0	$0	$0
Gregory Fairchild	$ 16,500	$0	$0	$ 16,500
Azish Filabi	$ 16,500	$0	$0	$ 16,500
[_____]	$ 16,500	$0	$0	$ 16,500

(1)	Mr. Grugeon is considered to be an interested person, as defined in Section 2(a)(19) of the 1940 Act, of the Fund due to his position with the Adviser.
Board Interest in the Fund
Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned in the Fund as of December 31, 2016(1), (2)

	S. Timothy Grugeon, Interested Trustee	Gregory Fairchild , Independent Trustee	Azish Filabi , Independent Trustee	[___], Independent Trustee

Dollar Range of Equity Securities in the Fund	None	None	None	None

Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	None	None	None	None

(1)	The Fund had not yet commenced operations prior to the date of this SAI.
(2)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Principal Holders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Note that a control person possesses the ability to control the outcome of matters submitted for shareholder vote of the Fund.  As of [____], 2017, the date of this SAI, no shareholders owned of record or are known by the Fund to own of record or beneficially more than 5% of the Fund's outstanding class of shares, because the Fund had not yet commenced operations.  As of [_____], 2017, the date of this SAI, the officers and trustees of the Fund, as a group, owned less than 1% of the Fund's outstanding shares, because the Fund had not yet commenced operations.

Investment Adviser and Portfolio Manager

Investment Adviser

Union Square Capital Partners, LLC serves as the investment adviser to the Fund ("USQ" or the "Adviser").  The Fund's principal office is located at 235 Whitehorse Lane, Suite 200, Kennett Square, PA 19348, and its telephone number is (484) 731-0090 .  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser is a Delaware limited liability company formed in October 2016 for the purpose of advising the Fund. The majority of shares in the Adviser are owned indirectly by Chatham Financial Corp., a Pennsylvania corporation, which is controlled by J. Michael Bontrager because Mr. Bontrager is the sole member of Board of Directors of Chatham Financial Corp. and controls more than 25% of the voting interests of Chatham Financial Corp. as of the date of this SAI.

Under the general supervision of the Board, the Adviser carries out the investment and reinvestment of the net assets of the Fund and determines which securities should be purchased, sold or exchanged.  In addition, the Adviser supervises and provides oversight of the Fund's service providers.  The Adviser furnishes to the Fund office facilities, equipment and personnel for servicing the management of the Fund.  The Adviser compensates all Adviser personnel who provide services to the Fund. In return for these services, facilities and payments, the Fund has agreed to pay the Adviser as compensation under the Investment Advisory Agreement a monthly management fee computed at the annual rate of 0.65% (as a percentage of daily net assets) for up to $500 million in assets, 0.50% for $500 million to $1 billion in assets, 0.40% for $1 billion to $5 billion in assets, and 0.30% for $5 billion or more in assets .  The Adviser may employ research services and service providers to assist in the Adviser's market analysis and investment selection.  No information regarding dollar amounts paid by the Fund to the Adviser is provided because the Fund was not offered for sale prior to [_____], 2017, the date of this SAI.

The Adviser has contractually agreed through September 30 , 2018, to waive its advisory fees and/or assume expenses otherwise payable by the Fund to the extent necessary to ensure that Total Annual Fund Operating Expenses (excluding taxes, interest, trading costs, acquired fund fees and expenses, Rule 12b-1 fees, and shareholder servicing expenses) do not exceed 0.85 % of average daily net assets (the "Expense Limitation Agreement").  The Expense Limitation Agreement may not be terminated prior to September 30 , 2018 unless the Board consents to an earlier revision or termination. Under the Expense Limitation Agreement, the Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a date not to exceed three years from the month in which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation.

The Investment Advisory Agreement provides that the Adviser shall not be protected against any liability to the Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or for the reckless disregard of its obligations or duties thereunder.

Description of Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  Specifically, the Adviser and the portfolio managers may have conflicts of interest in allocating their time and activity between the Fund and other investment funds, separately managed accounts and entities ("Other Accounts"), in allocating investments among the Fund and Other Accounts and in effecting transactions between the Fund and Other Accounts, including ones in which the Adviser or the portfolio managers may have a greater financial interest.

In addition, affiliates of the Adviser may have potential conflicts of interest. For example, affiliates of the Adviser provide services to publicly traded real estate investment firms who may issue securities which can be bought or sold by the Fund or Other Accounts.  Additionally, the Adviser or its affiliates may give advice or take action with respect to such Other Accounts that differs from the advice given with respect to the Fund.  However, the Adviser or its affiliates will not favor one client over another and will treat all clients, including the Fund, in a fair and equitable manner under the circumstances.

Although the Adviser will attempt to allocate investment opportunities in a manner which is in the best interests of all of the entities involved, there can be no assurance that an investment opportunity which comes to the attention of the Adviser will not be allocated to an entity other than the Fund, with the Fund being unable to participate in such investment opportunity or participating only on a limited basis. In addition, there may be circumstances under which the Adviser will consider participation by other entities in investment opportunities in which the Adviser does not intend to invest, or intends to invest only on a limited basis, on behalf of the Fund. The Adviser evaluates for the Fund and the Other Accounts a variety of factors which may be relevant in determining whether a particular situation or strategy is appropriate and feasible for the Fund or a particular Other Account at a particular time, including the nature of the investment opportunity taken in the context of the other investment or regulatory limitations on the Fund or particular entity and the transaction costs involved. Because these considerations may differ for the Fund and Other Accounts in the context of any particular investment opportunity, investment activities of the Fund and Other Accounts may differ considerably from time to time.

The Adviser has adopted certain compliance procedures which are designed to prevent and address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

In addition, the following potential conflicts of interest may arise as a result of the Adviser's relationship with its affiliates:

•
Affiliates of the Adviser may provide consulting services to issuers of securities held by the Fund.  Chatham Financial Corp. and its affiliates provide services to publicly traded real estate investment firms who may issue securities which can be bought or sold by the Fund and other advised/managed funds and accounts.

•
The substantial investment of the assets of the Adviser or an affiliated entity in certain securities or mutual funds may lead to conflicts of interest.  For example, the Adviser's or an affiliated entity's profit margin may vary depending upon the underlying fund in which a fund invests.

•
The Adviser and its affiliates and other related entities also may possess information that could be material to the management of the Fund and may not be able to, or may determine not to, share that information with the portfolio manager, even though it might be beneficial information for the Fund. This information may include actual knowledge regarding the particular investments and transactions of other funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities.

•
Regulatory restrictions applicable to the Adviser or its affiliates may limit the Fund's investment activities in various ways. For example, regulations regarding certain industries and markets, such as those in emerging or international markets, and certain transactions, such as those involving certain futures and derivatives, may impose a cap on the aggregate amount of investments that may be made by affiliated investors, including accounts managed by the same affiliated manager, in the aggregate or in individual issuers. At certain times, the Adviser or its affiliates also may be restricted in the securities that can be bought or sold for the Fund and other advised/managed funds and accounts because of the investment banking, lending or other relationships that the Adviser or its affiliates have with the issuers of securities.  In addition, the internal policies and procedures of the Adviser or its affiliates covering these types of regulatory restrictions and addressing similar issues also may at times restrict the Fund's investment activities.

The Adviser or a portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist.

Portfolio Manager Compensation

The portfolio manager receives his compensation from the Adviser in the form of salary, bonus, retirement plan benefits, and restricted stock. The portfolio manager's bonus is variable and generally is based on (1) an evaluation of the portfolio manager's ability to remain compliant with investment management guidelines and regulatory issues, and (2) the results of a peer and/or management review of the portfolio manager, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the performance of mutual funds and other accounts managed by the portfolio manager relative to the benchmarks and peer groups.

The size of the overall bonus pool each year is determined by the Adviser and depends on, among other factors, the levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is largely determined by assets under management.  Part of the bonus is based on a qualitative assessment of an individual's contribution to the management of the fund in addition to compliance with investment guidelines and regulatory mandates.

Portfolio Manager

Thomas E. Miller, CFA is responsible for managing the Fund's portfolio.  As of [______], 2017, Mr. Miller managed no other accounts in addition to the Fund.  As of [_____], 2017, Mr. Miller did not own any shares of the Fund.

Distribution of Fund Shares

Distributor
Quasar Distributors LLC ("Quasar"), 615 E. Michigan Street, Milwaukee, WI 53202, acts as the distributor for shares of the Fund on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement")

between the Fund and the Distributor.  The Distributor is not required to sell any specific number or dollar amount of the Fund's shares, but will use its best efforts to sell the shares. Shares of the Fund will not be listed on any national securities exchange and the Distributor will not act as a market maker in Fund shares.  The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc.  Shares of the Fund are offered for purchase in a continuous offering at their NAV per share next determined after an order is accepted.

Distribution Plan
The Fund, with respect to its Class IS shares, is authorized under a "Distribution Plan" to pay to the Distributor a Distribution Fee for certain activities relating to the distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the Class IS shares. The Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset based distribution fees. Under a Distribution Plan, the Fund pays the Distributor a Distribution Fee at an annual rate of 0.25% of average daily net assets attributable to Class IS shares. This Distribution Fee can be used to pay commissions and broker fees.  Because the Distribution Fee is paid out of Class IS's assets on an ongoing basis, the Distribution Fee will increase the cost of your investment over time and may cost you more than paying other types of sales charges.

Rule 12b-1 requires that (i) the Board receive and review, at least quarterly, reports concerning the nature and qualification of expenses which are made; (ii) the Board, including a majority of the Independent Trustees, approve all agreements implementing the Plan; and (iii) the Plan be continued from year-to-year only if the Board, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

The Fund did not pay any fees pursuant to the Distribution Plan prior to [_____], 2017, the date of this SAI, because the Fund was not offered for sale prior to such date.

Shareholder Servicing Expenses

Class I and Class IS shares of the Fund are subject to fees pursuant to a "Shareholder Services Plan" adopted by the Board. These fees, which are in addition to Rule 12b-1 fees as described above, are paid by the Fund to broker-dealers or other financial intermediaries who provide administrative support services to beneficial shareholders on behalf of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund's transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request.  Under the Shareholder Services Plan, the Fund may incur expenses on an annual basis equal up to a maximum of 0.10% of its average net assets attributable to Class I shares, and may incur expenses on an annual basis equal up to a maximum of 0.25% of its average net assets attributable to Class IS shares.  However, many intermediaries do not charge the maximum permitted fee or even a portion thereof. For the current fiscal year, the shareholder servicing fee for Class I and Class IS shares is expected to be 0.10%.

Because these fees are paid out of a Fund's assets on an ongoing basis, these fees will increase the cost of your investment in such share class over time and may cost you more than paying other types of fees.

No shareholder services fee information is provided because the Fund was not offered for sale prior to [____], 2017, the date of this SAI.

Revenue Sharing

The Adviser may make payments for marketing, promotional or related services provided by broker-dealers and other financial intermediaries that sell shares of the Fund or which include the Fund as an investment option for their respective customers.  These payments are often referred to as "revenue sharing payments." The existence or level of such payments may be based on factors that include, without limitation, differing levels or types of services provided by the broker-dealer or other financial intermediary, the expected level of assets or sales of shares, the inclusion of the Fund on a recommended or preferred list and/or access to an intermediary's personnel and other factors. Revenue sharing payments are paid from the Adviser's own legitimate profits and other of its own resources (not from the Fund's) and may be in addition to any Rule 12b-1 payments or shareholder servicing fees that are paid to broker-dealers and other financial intermediaries. Because revenue sharing payments are paid by the Adviser, and not from the Fund's assets, the amount of any revenue sharing payments is determined by the Adviser.

Service Providers

The Fund entered into a number of agreements whereby certain parties provide various services to the Fund.

U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") provides accounting and administrative services and shareholder servicing to the Fund as transfer agent and dividend disbursing agent.  U.S. Bancorp's address is 615 E. Michigan Avenue, 3rd Floor, Milwaukee, Wisconsin, 53202.  The services provided under the Transfer Agent Servicing Agreement include processing purchase and tender transactions; establishing and maintaining shareholder accounts and records; disbursing dividends declared by the Fund; day-to-day administration of matters related to the existence of the Fund under state law (other than rendering investment advice); maintenance of its records; preparation, mailing and filing of reports; and assistance in monitoring the total number of shares sold in each state for "Blue Sky" purposes.

Pursuant to the Fund Administration Servicing Agreement and the Fund Accounting Servicing Agreement, each between U.S. Bancorp and the Fund, U.S. Bancorp also performs certain administrative, accounting and tax reporting functions for the Fund, including preparing and filing federal and state tax returns, preparing and filing securities registration compliance filings with various states, compiling data for and preparing notices to the SEC, assistance in the preparation of the Fund's registration statement under federal and state securities laws, preparing financial statements for the Annual and Semi-Annual Reports to the SEC and current investors, monitoring the Fund's expense accruals, and calculating the weekly NAV for the Fund from time to time, monitoring the Fund's compliance with its investment objective and restrictions.

No administrative services fee information is provided because the Fund was not offered for sale prior to [____], 2017, the date of this SAI.

U.S. Bank, N.A., is the custodian of the assets of the Fund ("Custodian") pursuant to a custody agreement between the Custodian and the Fund ("Custody Agreement").  The Custodian is compensated for its services to the Fund by fees paid on a per transaction basis, and the Fund also pays certain of the Custodian's related out-of-pocket expenses.  The Custodian's address is 1555 North River Center Drive, Milwaukee, WI 53212.

Anti-Money Laundering Program

The Fund has established an Anti-Money Laundering Compliance Program (the "AML Program"), as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act").  In order to ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of an Anti-Money Laundering Compliance Officer, an ongoing training program and an independent audit function to determine the effectiveness of the AML Program.

The Board has delegated implementation of certain elements of the AML Program to the Fund's omnibus account holders, also known as intermediaries.  Procedures to implement the AML Program include, but are not limited to, a determination by the Board that the Fund's omnibus account holders have established proper anti-money laundering procedures, the omnibus account holders are reporting suspicious and/or fraudulent activity, and the omnibus account holders are performing a complete and thorough review of all new opening accounts.  The Fund will not transact business with any person or entity whose identity cannot be adequately verified in accordance with the AML Program.

Codes of Ethics

The Fund, the Adviser and the Distributor have adopted codes of ethics that govern the personal securities transactions of their respective personnel.  Pursuant to each such code of ethics, their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Fund), subject to certain conditions.  Each code of ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.  Each code of ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of each code of ethics may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Proxy Voting Guidelines

Federal law requires the Fund and the Adviser to adopt procedures for voting proxies (the "Proxy Voting Guidelines") and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by the Fund.  Descriptions of such Proxy Voting Guidelines are attached as Appendix A to this SAI.  Information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 may be obtained (1) without charge, upon request, by calling (833) USQ-FUND and (2) on the SEC's website at http://www.sec.gov.

Portfolio Transactions

Assets of the Fund are invested by the Adviser in a manner consistent with the Fund's investment objective, strategies, policies and restrictions, as well as with any instructions the Board may issue from time to time.  Within this framework, the Adviser is responsible for making all determinations as to the purchase and sale of portfolio securities for the Fund, and for taking all steps necessary to implement securities transactions on behalf of the Fund.  When placing orders, the Adviser will seek to obtain the best net results taking into account such factors as [price (including applicable dealer spread), size, type and difficulty of the transaction involved, the reliability, integrity and financial condition of the firm, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved.

The Fund has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities.  The Adviser may, from time to time, direct trades to certain brokers that provide favorable commission rates, subject to the Adviser's obligation to obtain best execution.  The Fund will not purchase portfolio securities from any affiliated person acting as principal except in conformity with SEC regulations.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

For securities traded in the over-the-counter markets, the Adviser deals directly with the dealers who make markets in these securities unless better prices and execution are available elsewhere.  The Adviser negotiates commission rates with brokers based on the quality and quantity of services provided in light of generally prevailing rates, and while the Adviser generally seeks reasonably competitive commission rates, the Fund does not necessarily pay the lowest commissions available.  The Board periodically reviews the commission rates and the allocation of orders.

When consistent with the objectives of best price and execution, business may be placed with broker-dealers who furnish investment research or services to the Adviser.  The commissions on such brokerage transactions with investment research or services may be higher than another broker might have charged for the same transaction in recognition of the value of research or services provided.  Such research or services include advice, both orally and in writing, as to:  the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities, or purchasers or sellers of securities; as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.  To the extent portfolio transactions are effected with broker-dealers who furnish research and/or other services to the Adviser, the Adviser receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these transactions.  Such research or services provided by a broker-dealer through whom the Adviser effects securities transactions for the Fund may be used by the Adviser in servicing all of its accounts.  In addition, the Adviser may not use all of the research and services provided by such broker-dealer in connection with the Fund.

The Fund may also enter into arrangements, commonly referred to as "brokerage/service arrangements" with broker-dealers pursuant to which a broker-dealer agrees to pay the cost of certain products or services provided to the Fund in exchange for fund brokerage.  Under a typical brokerage/service arrangement, a broker agrees to pay a portion of the Fund's custodian, administrative or transfer agency fees, and in exchange, the Fund agrees to direct a minimum amount of brokerage to the broker.  The Adviser, on behalf of the Fund, usually negotiates the terms of the contract with the service provider, which is paid directly by the broker.

The same security may be suitable for the Fund, another fund or other private accounts managed by the Adviser.  If and when the Fund and two or more accounts simultaneously purchase or sell the same security, the transactions will be allocated as to price and amount in accordance with arrangements equitable to the Fund and the accounts.  The simultaneous purchase or sale of the same securities by the Fund and other accounts may have a detrimental effect on the Fund, as this may affect the price paid or received by the Fund or the size of the position obtainable or able to be sold by the Fund.

No information regarding brokerage commissions paid by the Fund is provided because the Fund was not offered for sale prior to [_____], 2017, the date of this SAI.   As of the date of this SAI, the Fund had not acquired securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act).

Portfolio Turnover

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action.  The portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year.  A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

Taxes

The following is a summary of certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus.  No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This "Taxes" section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the tax rules applicable to the Fund and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This is for general information only and not tax advice.  All investors should consult their own tax advisors as to the federal, state, local and foreign tax provisions applicable to them.

Taxation of the Fund. The Fund has elected and intends to qualify, or, if newly organized, intends to elect and qualify, each year as a regulated investment company (sometimes referred to as a "regulated investment company,"  "RIC" or "fund") under Subchapter M of the Code.  If the Fund so qualifies, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

In order to qualify for treatment as a regulated investment company, the Fund must satisfy the following requirements:

•
Distribution Requirement — the Fund must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement — the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships ("QPTPs").

•
Asset Diversification Test — the Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses, or, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Fund for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service ("IRS") with respect to such type of investment may adversely affect the Fund's ability to satisfy these requirements.  See, "Tax Treatment of Portfolio Transactions" below with respect to the application of these requirements to certain types of investments.  In other circumstances, the Fund may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Fund's income and performance.

The Fund may use "equalization accounting" (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Fund uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to tenders of Fund shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Fund's allocation is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Fund fails to satisfy the Distribution Requirement, the Fund will not qualify that year as a regulated investment company the effect of which is described in the following paragraph.

If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Fund's current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. Subject to savings provisions for certain failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Fund will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Fund may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Portfolio turnover. For investors that hold their Fund shares in a taxable account, a high portfolio turnover rate may result in higher taxes. This is because a fund with a high turnover rate is likely to accelerate the recognition of capital gains and more of such gains are likely to be taxable as short-term rather than long-term capital gains in contrast to a comparable fund with a low turnover rate. Any such higher taxes would reduce the Fund's after-tax performance.  See, "Taxation of Fund Distributions - Distributions of capital gains" below.  For non-U.S. investors, any such acceleration of the recognition of capital gains that results in more short-term and less long-term capital gains being recognized by the Fund may cause such investors to be subject to increased U.S. withholding taxes.  See, "Non-U.S. Investors – Capital gain dividends" and "Interest-related dividends and short-term capital gain dividends" below.

Capital loss carryovers. The capital losses of the Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses.  If the Fund has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Fund's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund's next taxable year, and the excess (if any) of the Fund's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund's next taxable year.  Any such net capital losses of the Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% "change in ownership" of the Fund. An ownership change generally results when shareholders owning 5% or more of the Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate thereby reducing the Fund's ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Fund's shareholders could result from an ownership change. The Fund undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and repurchases or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond the Fund's control, there can be no assurance that the Fund will not experience an ownership change.  Additionally, if the Fund engages in a tax-free reorganization with another fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from use of such capital loss carryovers.

Deferral of late year losses.  The Fund may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Fund's taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such "qualified late year loss" as if it had been incurred in the succeeding taxable year in characterizing Fund distributions for any calendar year (see, "Taxation of Fund Distributions - Distributions of capital gains" below).  A "qualified late year loss" includes:

1.
any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year ("post-October capital losses"), and

2.
the sum of (1) excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year, and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms "specified losses" and "specified gains" mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company ("PFIC") for which a mark-to-market election is in effect. The terms "ordinary losses" and "ordinary income" mean other ordinary losses and income that are not described in the preceding sentence.

Undistributed capital gains. The Fund may retain or distribute to shareholders its net capital gain for each taxable year.  The Fund currently intends to distribute net capital gains.  If the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Federal excise tax.  To avoid a 4% non-deductible excise tax, the Fund must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income  (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income.  The Fund may elect to defer to the following year any net ordinary loss incurred for the portion of the calendar year which is after the beginning of the Fund's taxable year.  Also, the Fund will defer any "specified gain" or "specified loss" which would be properly taken into account for the portion of the calendar year after October 31.  Any net ordinary loss, specified gain, or specified loss deferred shall be treated as arising on January 1 of the following calendar year.  Generally, the Fund intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.  In addition, the Fund reserves the right to incur an excise tax liability if the cost to the Fund of paying a dividend to avoid an excise tax is anticipated to exceed the excise tax liability itself. Also, under certain circumstances, temporary timing or permanent differences in the realization of income and expense for book and tax purposes can result in the Fund having to pay an excise tax.

Foreign income tax.  Investment income received by the Fund from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Fund. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, tax on such income. Some countries require the filing of a tax reclaim or other forms to receive the benefit of the reduced tax rate; whether or when the Fund will receive the tax reclaim is within the control of the individual country. Information required on these forms may not be available, such as shareholder information; therefore, the Fund may not receive the reduced treaty rates or potential reclaims. Other countries have conflicting and changing instructions and restrictive timing requirements which may cause the Fund not to receive the reduced treaty rates or potential reclaims. Other countries may subject capital gains realized by the Fund on sale or disposition of securities of that country to taxation. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested in various countries is not known.  Under certain circumstances, the Fund may elect to pass-through foreign taxes paid by the Fund to shareholders, although it reserves the right not to do so.

Taxation of Fund Distributions.  The Fund anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year. Distributions by the Fund will be treated in the manner described below regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund. The Fund will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

Distributions of net investment income.  The Fund receives ordinary income generally in the form of dividends and/or interest on its investments.  The Fund may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, distributions of net investment income generally are taxable as ordinary income to the extent of the Fund's earnings and profits.  In the case of the Fund whose strategy includes investing in stocks of corporations, a portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.  See the discussion below under the headings, "Qualified dividend income for individuals" and "Dividends-received deduction for corporations."

Distributions of capital gains.  The Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from the excess of net long-term capital gain over net short-term capital loss will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by the Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund.

Returns of capital.  Distributions by the Fund that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder's tax basis in his Fund shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Fund shares.  Return of capital distributions can occur for a number of reasons including, among others, the Fund over-estimates the income to be received from certain investments such as those classified as partnerships or REITs (see, "Tax Treatment of Portfolio Transactions —Investments in U.S. REITs" below).

Qualified dividend income for individuals. Ordinary income dividends reported by the Fund to shareholders as derived from qualified dividend income will be taxed in the hands of individuals and other noncorporate shareholders at the rates applicable to long-term capital gain.  "Qualified dividend income" means dividends paid to the Fund (a) by domestic corporations, (b) by foreign corporations that are either (i) incorporated in a possession of the United States, or (ii) are eligible for benefits under certain income tax treaties with the United States that include an exchange of information program, or (c) with respect to stock of a foreign corporation that is readily tradable on an established securities market in the United States.  Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend. Income derived from investments in derivatives, fixed-income securities, U.S. REITs, PFICs, and income received "in lieu of" dividends in a securities lending transaction generally is not eligible for treatment as qualified dividend income.  If the qualifying dividend income received by the Fund is equal to or greater than 95% of the Fund's gross income (exclusive of net capital gain) in any taxable year, all of the ordinary income dividends paid by the Fund will be qualifying dividend income.

Dividends-received deduction for corporations.  For corporate shareholders, a portion of the dividends paid by the Fund may qualify for the 70% corporate dividends-received deduction.  The portion of dividends paid by the Fund that so qualifies will be reported by the Fund to shareholders each year and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations.  The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions that apply to both the Fund and the investor.  Specifically, the amount that the Fund may report as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days during a 91-day period beginning 45 days before the stock becomes ex-dividend.  Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated.  Even if reported as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.  Income derived by the Fund from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Impact of realized but undistributed income and gains, and net unrealized appreciation of portfolio securities.  At the time of your purchase of shares, the Fund's NAV may reflect undistributed income, undistributed capital gains, or net unrealized appreciation of portfolio securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable, and would be taxed as ordinary income (some portion of which may be taxed as qualified dividend income), capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. The Fund may be able to reduce the amount of such distributions from capital gains by utilizing its capital loss carryovers, if any.

Pass-through of foreign tax credits.  If more than 50% of the Fund's total assets at the end of a fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund.  If this election is made, the Fund may report more taxable income to you than it actually distributes.  You will then be entitled either to deduct your share of these taxes in computing your taxable income, or to claim a foreign tax credit for these taxes against your U.S. federal income tax (subject to limitations for certain shareholders).  The Fund will provide you with the information necessary to claim this deduction or credit on your personal income tax return if it makes this election.  No deduction for foreign tax may be claimed by a noncorporate shareholder who does not itemize deductions or who is subject to the alternative minimum tax.  Shareholders may be unable to claim a credit for the full amount of their proportionate shares of the foreign income tax paid by the Fund due to certain limitations that may apply.  The Fund reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Fund. Additionally, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  See, "Tax Treatment of Portfolio Transactions – Securities lending" below.

Tax credit bonds.  If the Fund holds, directly or indirectly, one or more "tax credit bonds" (including build America bonds, clean renewable energy bonds and qualified tax credit bonds) on one or more applicable dates during a taxable year, the Fund may elect to permit its shareholders to claim a tax credit on their income tax returns equal to each shareholder's proportionate share of tax credits from the applicable bonds that otherwise would be allowed to the Fund. In such a case, shareholders must include in gross income (as interest) their proportionate share of the income attributable to their proportionate share of those offsetting tax credits. A shareholder's ability to claim a tax credit associated with one or more tax credit bonds may be subject to certain limitations imposed by the Code. Even if the Fund is eligible to pass through tax credits to shareholders, the Fund may choose not to do so.

U.S. government securities.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by the Fund.  Income on investments by the Fund in certain other obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA obligations) generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Dividends declared in December and paid in January.  Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which the distributions are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year if such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year in accordance with the guidance that has been provided by the IRS.

Medicare tax.  A 3.8% Medicare tax is imposed on net investment income earned by certain individuals, estates and trusts. "Net investment income," for these purposes, means investment income, including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares, reduced by the deductions properly allocable to such income.  In the case of an individual, the tax will be imposed on the lesser of (1) the shareholder's net investment income or (2) the amount by which the shareholder's modified adjusted gross income exceeds $250,000 (if the shareholder is married and filing jointly or a surviving spouse), $125,000 (if the shareholder is married and filing separately) or $200,000 (in any other case).  This Medicare tax, if applicable, is reported by you on, and paid with, your federal income tax return.

Repurchases of Fund Shares. Repurchases of Fund Shares pursuant to a repurchase offer will be treated as a sale or exchange of the Shares if the repurchase (a) results in a complete termination of the Shareholder's interest in the Fund, (b) is "substantially disproportionate" with respect to the Shareholder (generally meaning that after the repurchase the Shareholder's percentage interest in the Fund is less than 80% of his or her percentage interest prior to the repurchase), or (c) is "not essentially equivalent to a dividend." In determining whether any of these tests has been met a Shareholder generally needs to take into account Shares that he or she owns directly or is considered to own under certain constructive ownership rules in the Code. If any of these three tests is met, a repurchase of Fund Shares will result in a taxable gain or loss equal to the difference between the amount realized and the Shareholder's basis in the Shares repurchased. Such gain or loss will be treated as capital gain or loss if the Shares are capital assets in the Shareholder's hands, and will be long-term capital gain or loss if the Shares are held for more than one year and short-term capital gain or loss if the Shares are held for one year or less. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.

If none of the three tests described above is met with respect to a repurchase, then amounts received by a Shareholder will be taxable (1) as a dividend to the extent of such Shareholder's allocable share of the Fund's current and accumulated earnings and profits, (2) thereafter, as a non-taxable return of capital to the extent of the Shareholder's adjusted basis, and (3) thereafter, as taxable gain. Any adjusted basis in the Shares repurchased that exceeds the amount of the non-taxable return of capital under the preceding sentence will be reassigned to the remaining Shares held by the Shareholder. Under such circumstances, it is also possible that the other Shareholders may be considered to have received a deemed distribution of all or a portion of their allocable shares of the Fund's current and accumulated earnings and profits.

Tax basis information. The Fund is required to report to you and the IRS annually on Form 1099-B the cost basis of shares purchased or acquired where the cost basis of the shares is known by the Fund (referred to as "covered shares") and that are disposed of.  However, cost basis reporting is not required for certain shareholders, including shareholders investing in the Fund through a tax-advantaged retirement account, such as a 401(k) plan or an individual retirement account.  The cost basis of your Fund shares sold or exchanged will be computed and reported by taking into account all of the applicable adjustments to cost basis and holding periods as required by the Code and Treasury regulations for purposes of reporting these amounts to you and the IRS.  However, the Fund is not required to, and in many cases the Fund does not process the information to, take all possible basis, holding period or other adjustments into account in reporting cost basis information to you. Therefore, shareholders should carefully review the cost basis information provided and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Wash sales.  All or a portion of any loss that you realize on repurchase of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share tender.  Any loss disallowed under these rules will be added to your tax basis in the new shares.

Tenders at a loss within six months of purchase.  Any loss incurred on repurchase of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Reportable transactions.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Tax Treatment of Portfolio Transactions.  Set forth below is a general description of the tax treatment of certain types of securities, investment techniques and transactions that may apply to the Fund and, in turn, affect the amount, character and timing of dividends and distributions payable by the Fund to its shareholders.  This section should be read in conjunction with the discussion above under "Investment Policies and Associated Risks" for a detailed description of the various types of securities and investment techniques that apply to the Fund.

In general.  In general, gain or loss recognized by the Fund on the sale or other disposition of portfolio investments will be a capital gain or loss.  Such capital gain and loss may be long-term or short-term depending, in general, upon the length of time a particular investment position is maintained and, in some cases, upon the nature of the transaction. Property held for more than one year generally will be eligible for long-term capital gain or loss treatment. The application of certain rules described below may serve to alter the manner in which the holding period for a security is determined or may otherwise affect the characterization as long-term or short-term, and also the timing of the realization and/or character, of certain gains or losses.

Certain fixed-income investments.  Gain recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount which accrued during the period of time the Fund held the debt obligation unless the Fund made a current inclusion election to accrue market discount into income as it accrues. If the Fund purchases a debt obligation (such as a zero coupon security or pay-in-kind security) that was originally issued at a discount, the Fund generally is required to include in gross income each year the portion of the original issue discount which accrues during such year. Therefore, a fund's investment in such securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the securities.  To generate cash to satisfy those distribution requirements, the Fund may have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of fund shares.

Investments in debt obligations that are at risk of or in default present tax issues for the Fund. Tax rules are not entirely clear about issues such as whether and to what extent the Fund should recognize market discount on a debt obligation, when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent the Fund may take deductions for bad debts or worthless securities and how the Fund should allocate payments received on obligations in default between principal and income. These and other related issues will be addressed by the Fund in order to ensure that it distributes sufficient income to preserve its status as a regulated investment company.

Options, futures, forward contracts, swap agreements and hedging transactions. In general, option premiums received by the Fund are not immediately included in the income of the Fund. Instead, the premiums are recognized when the option contract expires, the option is exercised by the holder, or the Fund transfers or otherwise terminates the option (e.g., through a closing transaction). If an option written by the Fund is exercised and the Fund sells or delivers the underlying stock, the Fund generally will recognize capital gain or loss equal to (a) the sum of the strike price and the option premium received by the Fund minus (b) the Fund's basis in the stock. Such gain or loss generally will be short-term or long-term depending upon the holding period of the underlying stock. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased. The gain or loss with respect to any termination of the Fund's obligation under an option other than through the exercise of the option and related sale or delivery of the underlying stock generally will be short-term gain or loss depending on whether the premium income received by the Fund is greater or less than the amount paid by the Fund (if any) in terminating the transaction. Thus, for example, if an option written by the Fund expires unexercised, the Fund generally will recognize short-term gain equal to the premium received.

The tax treatment of certain futures contracts entered into by the Fund as well as listed non-equity options written or purchased by the Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by section 1256 of the Code ("section 1256 contracts"). Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"), although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, any section 1256 contracts held by the Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable. Section 1256 contracts do not include any interest rate swap, currency swap, basis swap, interest rate cap, interest rate floor, commodity swap, equity swap, equity index swap, credit default swap, or similar agreement.

In addition to the special rules described above in respect of options and futures transactions, the Fund's transactions in other derivative instruments (including options, forward contracts and swap agreements) as well as its other hedging, short sale, or similar transactions, may be subject to one or more special tax rules (including the constructive sale, notional principal contract, straddle, wash sale and short sale rules). These rules may affect whether gains and losses recognized by the Fund are treated as ordinary or capital or as short-term or long-term, accelerate the recognition of income or gains to the Fund, defer losses to the Fund, and cause adjustments in the holding periods of the Fund's securities. These rules, therefore, could affect the amount, timing and/or character of distributions to shareholders. Moreover, because the tax rules applicable to derivative financial instruments are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the Fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund -level tax.

Certain of the Fund's investments in derivatives and foreign currency-denominated instruments, and the Fund's transactions in foreign currencies and hedging activities, may produce a difference between its book income and its taxable income. If the Fund's book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company. If the Fund's book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution of any such excess will be treated as (i) a dividend to the extent of the Fund's remaining earnings and profits (including current earnings and profits arising from tax-exempt income, reduced by related deductions), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.

Foreign currency transactions. The Fund's transactions in foreign currencies, foreign currency-denominated debt obligations and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.  This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.  In certain cases, the Fund may make an election to treat such gain or loss as capital.

PFIC investments. The Fund may invest in securities of foreign companies that may be classified under the Code as PFICs. In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. When investing in PFIC securities, the Fund intends to mark-to-market these securities under certain provisions of the Code and recognize any unrealized gains as ordinary income at the end of the Fund's fiscal and excise tax years. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Fund is required to distribute, even though it has not sold or received dividends from these securities. You should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to you by the Fund . Foreign companies are not required to identify themselves as PFICs.  Due to various complexities in identifying PFICs, the Fund can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Fund to make a mark-to-market election.  If the Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

Investments in U.S. REITs.   A U.S. REIT is not subject to federal income tax on the income and gains it distributes to shareholders.  Dividends paid by a U.S. REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the U.S. REIT's current and accumulated earnings and profits. Capital gain dividends paid by a U.S. REIT to the Fund will be treated as long-term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution.  Because of certain noncash expenses, such as property depreciation, an equity U.S. REIT's cash flow may exceed its taxable income. The equity U.S. REIT, and in turn the Fund, may distribute this excess cash to shareholders in the form of a return of capital distribution.  However, if a U.S. REIT is operated in a manner that fails to qualify as a REIT, an investment in the U.S. REIT would become subject to double taxation, meaning the taxable income of the U.S. REIT would be subject to federal income tax at regular corporate rates without any deduction for dividends paid to shareholders and the dividends would be taxable to shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the U.S. REIT's current and accumulated earnings and profits. Also, see, "Tax Treatment of Portfolio Transactions — Investment in taxable mortgage pools (excess inclusion income)" and "Non-U.S. Investors — Investment in U.S. real property" below with respect to certain other tax aspects of investing in U.S. REITs.

Investment in non-U.S. REITs.  While non-U.S. REITs often use complex acquisition structures that seek to minimize taxation in the source country, an investment by the Fund in a non-U.S. REIT may subject the Fund, directly or indirectly, to corporate taxes, withholding taxes, transfer taxes and other indirect taxes in the country in which the real estate acquired by the non-U.S. REIT is located. The Fund's pro rata share of any such taxes will reduce the Fund's return on its investment.  The Fund's investment in a non-U.S. REIT may be considered an investment in a PFIC, as discussed above in PFIC investments." Additionally, foreign withholding taxes on distributions from the non-U.S. REIT may be reduced or eliminated under certain tax treaties, as discussed above in "Taxation of the Fund — Foreign income tax." Also, the Fund in certain limited circumstances may be required to file an income tax return in the source country and pay tax on any gain realized from its investment in the non-U.S. REIT under rules similar to those in the United States which tax foreign persons on gain realized from dispositions of interests in U.S. real estate.

Investment in taxable mortgage pools (excess inclusion income). Under a Notice issued by the IRS, the Code and Treasury regulations to be issued, a portion of the Fund's income from a U.S. REIT that is attributable to the REIT's residual interest in a real estate mortgage investment conduit ("REMIC") or equity interests in a "taxable mortgage pool" (referred to in the Code as an excess inclusion) will be subject to federal income tax in all events. The excess inclusion income of a regulated investment company, such as the Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income ("UBTI") to entities (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a foreign stockholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a "disqualified organization" (which generally includes certain cooperatives, governmental entities, and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The Notice imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that the Fund will not allocate to shareholders excess inclusion income.

These rules are potentially applicable to the Fund with respect to any income it receives from the equity interests of certain mortgage pooling vehicles, either directly or, as is more likely, through an investment in a U.S. REIT.  It is unlikely that these rules will apply to the Fund that has a non-REIT strategy.

Investments in partnerships and QPTPs.   For purposes of the Income Requirement, income derived by the Fund from a partnership that is not a QPTP will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership that would be qualifying income if realized directly by the Fund.  While the rules are not entirely clear with respect to the Fund investing in a partnership outside a master-feeder structure, for purposes of testing whether the Fund satisfies the Asset Diversification Test, the Fund generally is treated as owning a pro rata share of the underlying assets of a partnership. See, "Taxation of the Fund."  In contrast, different rules apply to a partnership that is a QPTP.  A QPTP is a partnership (a) the interests in which are traded on an established securities market, (b) that is treated as a partnership for federal income tax purposes, and (c) that derives less than 90% of its income from sources that satisfy the Income Requirement (e.g., because it invests in commodities).  All of the net income derived by the Fund from an interest in a QPTP will be treated as qualifying income but the Fund may not invest more than 25% of its total assets in one or more QPTPs.  However, there can be no assurance that a partnership classified as a QPTP in one year will qualify as a QPTP in the next year.  Any such failure to annually qualify as a QPTP might, in turn, cause the Fund to fail to qualify as a regulated investment company.  Although, in general, the passive loss rules of the Code do not apply to RICs, such rules do apply to the Fund with respect to items attributable to an interest in a QPTP.  Fund investments in partnerships, including in QPTPs, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

Securities lending.  While securities are loaned out by the Fund, the Fund generally will receive from the borrower amounts equal to any dividends or interest paid on the borrowed securities.  For federal income tax purposes, payments made "in lieu of" dividends are not considered dividend income.  These distributions will neither qualify for the reduced rate of taxation for individuals on qualified dividends nor the 70% dividends-received deduction for corporations.  Also, any foreign tax withheld on payments made "in lieu of" dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.  Additionally, in the case of the Fund with a strategy of investing in tax-exempt securities, any payments made "in lieu of" tax-exempt interest will be considered taxable income to the Fund, and thus, to the investors, even though such interest may be tax-exempt when paid to the borrower.

Investments in convertible securities.  Convertible debt is ordinarily treated as a "single property" consisting of a pure debt interest until conversion, after which the investment becomes an equity interest. If the security is issued at a premium (i.e., for cash in excess of the face amount payable on retirement), the creditor-holder may amortize the premium over the life of the bond.  If the security is issued for cash at a price below its face amount, the creditor-holder must accrue original issue discount in income over the life of the debt. The creditor-holder's exercise of the conversion privilege is treated as a nontaxable event.  Mandatorily convertible debt (e.g., an exchange traded note or ETN issued in the form of an unsecured obligation that pays a return based on the performance of a specified market index, exchange currency, or commodity) is often, but not always, treated as a contract to buy or sell the reference property rather than debt.  Similarly, convertible preferred stock with a mandatory conversion feature is ordinarily, but not always, treated as equity rather than debt.  Dividends received generally are qualified dividend income and eligible for the corporate dividends-received deduction. In general, conversion of preferred stock for common stock of the same corporation is tax-free. Conversion of preferred stock for cash is a taxable redemption. Any redemption premium for preferred stock that is redeemable by the issuing company might be required to be amortized under original issue discount principles.

Investments in securities of uncertain tax character.   The Fund may invest in securities the U.S. federal income tax treatment of which may not be clear or may be subject to recharacterization by the IRS. To the extent the tax treatment of such securities or the income from such securities differs from the tax treatment expected by the Fund, it could affect the timing or character of income recognized by the Fund, requiring the Fund to purchase or sell securities, or otherwise change its portfolio, in order to comply with the tax rules applicable to regulated investment companies under the Code.

Backup Withholding.  By law, the Fund may be required to withhold a portion of your taxable dividends and sales proceeds unless you:

•	provide your correct social security or taxpayer identification number,
•	certify that this number is correct,
•	certify that you are not subject to backup withholding, and
•	certify that you are a U.S. person (including a U.S. resident alien).

The Fund also must withhold if the IRS instructs it to do so. When withholding is required, the amount will be 28% of any distributions or proceeds paid.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.  Certain payees and payments are exempt from backup withholding and information reporting. The special U.S. tax certification requirements applicable to non-U.S. investors to avoid backup withholding are described under the "Non-U.S. Investors" heading below.

Non-U.S. Investors.  Non-U.S. investors (shareholders who, as to the United States, are nonresident alien individuals, foreign trusts or estates, foreign corporations, or foreign partnerships) may be subject to U.S. withholding and estate tax and are subject to special U.S. tax certification requirements. Non-U.S. investors should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

In general.  The United States imposes a flat 30% withholding tax (or a withholding tax at a lower treaty rate) on U.S. source dividends, including on income dividends paid to you by the Fund, subject to certain exemptions described below. However, notwithstanding such exemptions from U.S. withholding at the source, any dividends and distributions of income and capital gains, including the proceeds from the sale of your Fund shares, will be subject to backup withholding at a rate of 28% if you fail to properly certify that you are not a U.S. person.

Capital gain dividends.  In general, capital gain dividends reported by the Fund to shareholders, as paid from its net long-term capital gains, other than long-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you are a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

Interest-related dividends and short-term capital gain dividends.  Generally, dividends reported by the Fund to shareholders as interest-related dividends and paid from its qualified net interest income from U.S. sources are not subject to U.S. withholding tax. "Qualified interest income" includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount, (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation that is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.  Similarly, short-term capital gain dividends reported by the Fund to shareholders as paid from its net short-term capital gains, other than short-term capital gains realized on disposition of U.S. real property interests (see the discussion below), are not subject to U.S. withholding tax unless you were a nonresident alien individual present in the United States for a period or periods aggregating 183 days or more during the calendar year.

The Fund reserves the right to not report interest-related dividends or short-term capital gain dividends.  Additionally, the Fund's reporting of interest-related dividends or short-term capital gain dividends may not be passed through to shareholders by intermediaries who have assumed tax reporting responsibilities for this income in managed or omnibus accounts due to systems limitations or operational constraints.

Net investment income from dividends on stock and foreign source interest income continue to be subject to withholding tax; foreign tax credits.  Ordinary dividends paid by the Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  Foreign shareholders may be subject to U.S. withholding tax at a rate of 30% on the income resulting from an election to pass-through foreign tax credits to shareholders, but may not be able to claim a credit or deduction with respect to the withholding tax for the foreign tax treated as having been paid by them.

Income effectively connected with a U.S. trade or business.  If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income dividends, capital gain dividends and any gains realized upon the sale or tender of shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or domestic corporations and require the filing of a nonresident U.S. income tax return.

Investment in U.S. real property.  The Foreign Investment in Real Property Tax Act of 1980 ("FIRPTA") makes non-U.S. persons subject to U.S. tax on disposition of a U.S. real property interest ("USRPI") as if he or she were a U.S. person.  Such gain is sometimes referred to as FIRPTA gain.  The Fund may invest in equity securities of corporations that invest in USRPI, including U.S. REITs, which may trigger FIRPTA gain to the Fund's non-U.S. shareholders.

The Code provides a look-through rule for distributions of FIRPTA gain when a RIC is classified as a qualified investment entity.  A RIC will be classified as a qualified investment entity if, in general, 50% or more of the RIC's assets consist of interests in U.S. REITs and other U.S. real property holding corporations ("USRPHC").  If a RIC is a qualified investment entity and the non-U.S. shareholder owns more than 5% of a class of Fund shares at any time during the one-year period ending on the date of the FIRPTA distribution, the FIRPTA distribution to the non-U.S. shareholder is treated as gain from the disposition of a USRPI, causing the distribution to be subject to U.S. withholding tax at a rate of 35% (unless reduced by future regulations), and requiring the non-US shareholder to file a nonresident U.S. income tax return.  In addition, even if the non-U.S. shareholder does not own more than 5% of a class of Fund shares, but the Fund is a qualified investment entity, the FIRPTA distribution will be taxable as ordinary dividends (rather than as a capital gain or short-term capital gain dividend) subject to withholding at 30% or lower treaty rate.

FIRPTA "wash sale" rule. If the Fund is a qualified investment entity that is domestically controlled (i.e., less than 50% in value of the Fund has been owned directly or indirectly by non-U.S. shareholders during the 5-year period ending on the date of disposition) and a non-U.S. shareholder of the Fund (i) disposes of his interest in the Fund during the 30-day period preceding a FIRPTA distribution, (ii) acquires an identical stock interest during the 61-day period beginning the first day of such 30-day period preceding the FIRPTA distribution, and (iii) does not in fact receive the FIRPTA distribution in a manner that subjects the non-U.S. shareholder to tax under FIRPTA, then the non-U.S. shareholder is required to pay U.S. tax on an amount equal to the amount of the distribution that was not taxed under FIRPTA as a result of the disposition. These rules also apply to substitute dividend payments and other similar arrangements; the portion of the substitute dividend or similar payment treated as FIRPTA gain equals the portion of the RIC distribution such payment is in lieu of that otherwise would have been treated as FIRPTA gain.

Gain on sale of Fund shares as FIRPTA gain. In addition, a sale or redemption of Fund shares will be FIRPTA gain to a non-U.S. shareholder if the non-U.S. shareholder owns more than 5% of a class of shares in the Fund and the  Fund is otherwise considered a USRPHC, i.e., 50% or more of the Fund's assets consist of (1) more than 5% interests in publicly traded companies that are USRPHC, (2) interests in non-publicly traded companies that are USRPHC, and (3) interests in U.S. REITs that are not controlled by U.S. shareholders where the REIT shares are either not publicly traded or are publicly traded and the Fund owns more than 10%.

In the unlikely event that the Fund meets the requirements described above, the gain will be taxed as income "effectively connected with a U.S. trade or business." As a result, the non-U.S. shareholder will be required to pay U.S. income tax on such gain and file a nonresident U.S. income tax return.

Because the Fund expects to invest less than 50% of its assets at all times, directly or indirectly, in U.S. real property interests, the Fund expects that neither gain on the sale or tender of Fund shares nor Fund dividends and distributions would be subject to FIRPTA reporting and tax withholding.

U.S. estate tax. Transfers by gift of shares of the Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax.  An individual who, at the time of death, is a non-U.S. shareholder will nevertheless be subject to U.S. federal estate tax with respect to Fund shares at the graduated rates applicable to U.S. citizens and residents, unless a treaty exemption applies. If a treaty exemption is available, a decedent's estate may nonetheless need to file a U.S. estate tax return to claim the exemption in order to obtain a U.S. federal transfer certificate. The transfer certificate will identify the property (i.e., Fund shares) as to which the U.S. federal estate tax lien has been released.  In the absence of a treaty, there is a $13,000 statutory estate tax credit (equivalent to U.S. situs assets with a value of $60,000).  For estates with U.S. situs assets of not more than $60,000, the Fund may accept, in lieu of a transfer certificate, an affidavit from an appropriate individual evidencing that decedent's U.S. situs assets are below this threshold amount.

U.S. tax certification rules.  Special U.S. tax certification requirements may apply to non-U.S. shareholders both to avoid U.S. backup withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder's country of residence.  In general, if you are a non-U.S. shareholder, you must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8 BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.  Certain payees and payments are exempt from backup withholding.

The tax consequences to a non-U.S. shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Non-U.S. shareholders are urged to consult their own tax advisors with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign tax.

Foreign Account Tax Compliance Act ("FATCA").  Under FATCA, the Fund will be required to withhold a 30% tax on the following payments or distributions made by the Fund to certain foreign entities, referred to as foreign financial institutions ("FFI") or non-financial foreign entities ("NFFE"): (a) income dividends and (b) after Dec. 31,

2018, certain capital gain distributions, return of capital distributions and the proceeds arising from the sale of Fund shares.   The FATCA withholding tax generally can be avoided: (a) by an FFI, if it reports certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reporting information relating to them.  The U.S. Treasury has negotiated intergovernmental agreements ("IGA") with certain countries and is in various stages of negotiations with a number of other foreign countries with respect to one or more alternative approaches to implement FATCA; an entity in one of those countries may be required to comply with the terms of an IGA instead of U.S. Treasury regulations.

An FFI can avoid FATCA withholding if it is deemed compliant or by becoming a "participating FFI," which requires the FFI to enter into a U.S. tax compliance agreement with the IRS under section 1471(b) of the Code ("FFI agreement") under which it agrees to verify, report and disclose certain of its U.S. accountholders and meet certain other specified requirements. The FFI will either report the specified information about the U.S. accounts to the IRS, or, to the government of the FFI's country of residence (pursuant to the terms and conditions of applicable law and an applicable IGA entered into between the U.S. and the FFI's country of residence), which will, in turn, report the specified information to the IRS.  An FFI that is resident in a country that has entered into an IGA with the U.S. to implement FATCA will be exempt from FATCA withholding provided that the FFI shareholder and the applicable foreign government comply with the terms of such agreement.

An NFFE that is the beneficial owner of a payment from the Fund can avoid the FATCA withholding tax generally by certifying that it does not have any substantial U.S. owners or by providing the name, address and taxpayer identification number of each substantial U.S. owner.  The NFFE will report the information to the Fund or other applicable withholding agent, which will, in turn, report the information to the IRS.

Such foreign shareholders also may fall into certain exempt, excepted or deemed compliant categories as established by U.S. Treasury regulations, IGAs, and other guidance regarding FATCA.  An FFI or NFFE that invests in the Fund will need to provide the Fund with documentation properly certifying the entity's status under FATCA in order to avoid FATCA withholding.  Non-U.S. investors should consult their own tax advisors regarding the impact of these requirements on their investment in the Fund.  The requirements imposed by FATCA are different from, and in addition to, the U.S. tax certification rules to avoid backup withholding described above.  Shareholders are urged to consult their tax advisors regarding the application of these requirements to their own situation.

Effect of Future Legislation; Local Tax Considerations.  The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Fund.

Performance Information

The Fund may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available.  Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisers.  Unmanaged indices often do not reflect deductions for administrative and management costs and expenses.  The performance of the Fund may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services.  Any performance information, whether related to the Fund or to the Adviser, should be considered in light of the Fund's investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

Independent Registered Public Accounting Firm

[______], [Address], serves as the Fund's independent registered public accounting firm, whose services include an audit of the Fund's financial statements and the performance of other related audit and tax services.

Legal Counsel

Stradley Ronon Stevens & Young, LLP, 1250 Connecticut Avenue, NW, Suite 500, Washington, D.C. 20036, serves as the Fund's legal counsel.

Financial Statements

Set forth below are the initial audited financial statements of the Fund as of [____], 2017.

Appendix A

PROXY VOTING POLICIES

The following information is a summary of the proxy voting guidelines for the Adviser.

[To be included in subsequent filing.]

A-1

USQ CORE REAL ESTATE FUND

PART C

OTHER INFORMATION

ITEM 25.  Financial Statements and Exhibits

(1) Financial Statements:

Part A None

Part B Financial statements included in the Statement of Additional Information.(2)

(2) Exhibits: [Subject to confirmation]

(a)(1) Certificate of Trust of the Registrant, dated December 2, 2016.(1)
(a)(2)	Agreement and Declaration of Trust of the Registrant, adopted as of December 2, 2016.(1)
(b) By-Laws of the Registrant. (1)
(c) Not applicable.
(d)(1) Agreement and Declaration of Trust – Articles III, IV, V, VIII and IX(1)
Bylaws – Articles II and VIII(1)
(d)(2) Multiple Class Plan(2)
(e) Dividend Reinvestment Plan(2)
(f) Not applicable.
(g)(1)	Form of Investment Advisory Agreement between the Registrant and Union Square Capital Partners, LLC (2)
(g)(2)	Form of Expense Limitation Agreement(2)
(h)(1) Form of Distribution Agreement between the Registrant and Quasar Distributors LLC(2)
(h)(2) Form of Selling Agreement Form (2)
(h)(3) Forms of Distribution Plans(2)
(i) [Not applicable.]
(j) Form of Custodian Agreement between the Registrant and U.S. Bank, N.A.(2)
(k)(1) Form of Transfer and Dividend Disbursing Agency Agreement between the Registrant and U.S. Bancorp Fund Services, LLC(2)
(k)(2) Form of Fund Administration Agreement(2)
(k)(3) Form of Shareholder Services Plan(2)
(l) Opinion and Consent of Counsel (Stradley, Ronon, Stevens & Young, LLP) (2)
(m) Not applicable.
(n) Consent of Independent Registered Public Accounting Firm(2)
(o) Not applicable.
(p) Initial Seed Capital Letter(2)
(q) Not applicable.
(r)(1) Code of Ethics for the Registrant(2)
(r)(2) Code of Ethics for Union Square Capital Partners, LLC(2)
(r)(3) Code of Ethics for Quasar Distributors LLC(2)
(s) Power of Attorney(2)

(1)	Incorporated herein by reference to the Registrant's Registration Statement on Form N-2, as filed with the SEC on April 6, 2017.
(2)	To be filed by amendment.

ITEM 26.  Marketing Arrangements

Not applicable.

ITEM 27.   Other Expenses of Issuance and Distribution

Securities and Exchange Commission Registration Fee	$	*
Financial Industry Regulatory Authority Fees		*
Trustees' fees		*
Transfer agent fees		*
Printing and engraving expenses		*
Accounting fees and expenses		*
Legal fees and expenses		*
Blue Sky filing fees and expenses		*
Miscellaneous		*
______________________

Total		*

* To be filed by amendment.

ITEM 28.  Persons Controlled by or Under Common Control

None.

ITEM 29.  Number of Holders of Securities

Title of Class	Number of Record Holders

Class I	None

Class IS	None

ITEM 30.  Indemnification

Article VII of the Agreement and Declaration of Trust.

Under the terms of the Delaware Statutory Trust  Act ("DSTA") and the Registrant's Agreement and Declaration of Trust ("Declaration  of Trust"), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the stands and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee beneficial owner or other person from an against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owners for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a)	Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Agreement and Declaration of Trust.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act of

1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 31.  Business and Other Connections of Investment Advisor

Union Square Capital Partners, LLC ("USQ"), 235 Whitehorse Lane, Suite 200, Kennett Square, PA 19348, serves as the investment adviser to the Fund under an investment advisory agreement with the Fund (the "Investment Advisory Agreement").  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Delaware limited liability company formed in October 2016, for the purpose of advising the Fund.   The majority of shares in the Adviser  are owned indirectly by Chatham Financial Corp. ("Chatham"), a Pennsylvania corporation, which is controlled by J. Michael Bontrager because Mr. Bontrager is the sole member of the Board of Directors of Chatham Financial Corp. and controls more than 25% of the voting interests of Chatham Financial Corp. as of the date of this registration statement.  [Additional information regarding Union Square Capital Partners, LLC, and information as to the officers and directors of  Union Square Capital Partners, LLC, is included in its Form ADV, as filed with the SEC (registration number ___-______), and is incorporated herein by reference.][To be updated once Form ADV is filed.]

ITEM 32.  Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section are maintained in the following locations:

Registrant's Investment Advisor	Union Square Capital Partners, LLC
235 Whitehorse Lane, Suite 200
Kennett Square, PA 19348

Registrant's Distributor	Quasar Distributors LLC
615 E. Michigan Street
Milwaukee, WI 53202

ITEM 33.  Management Services

None

ITEM 34.   Undertakings

(1)	Not Applicable

(2)	Not Applicable

(3)	Not Applicable

(4)	a. The undersigned Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

1.	to include any prospectus required by Section 10(a)(3) of the 1933 Act [15 U.S.C. 77j(a)(3)];
2.
to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

3.
to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

b. The undersigned Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c. Not Applicable.

d. The undersigned Registrant undertakes that, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act [17 CFR 230.497(b), (c), (d) or (e)] as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act [17 CFR 230.430A], shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

e. The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

1.	any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act [17 CFR 230.497];
2.
the portion of any advertisement pursuant to Rule 482 under the 1933 Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

3.	any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

(5)	Not Applicable.

(6)
An undertaking to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Kennett Square, and the State of Pennsylvania, on the 15th day of August, 2017.

USQ Core Real Estate Fund

By:	/s/ S. Timothy Grugeon
S. Timothy Grugeon, Sole Initial Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ S. Timothy Grugeon	Sole Initial Trustee, President and Chief Executive Officer	August 15, 2017
S. Timothy Grugeon

/s/ G. Keith Downing	Treasurer	August 15, 2017
G. Keith Downing

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